UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Fidelity® International Equity
Central Fund

Semiannual Report

March 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

INTCEN-SANN-0513
1.859211.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Actual	.0133%	$ 1,000.00	$ 1,099.40	$ .07
Hypothetical A		$ 1,000.00	$ 1,024.87	$ .07

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2013
United Kingdom 19.7%
Japan 16.3%
France 9.1%
Germany 7.4%
Australia 6.9%
Switzerland 6.2%
United States of America 5.3%
Netherlands 2.9%
Spain 2.7%
Other 23.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of September 30, 2012
United Kingdom 23.3%
Japan 14.9%
France 8.4%
Germany 7.1%
Australia 6.0%
Switzerland 5.7%
United States of America 4.8%
Italy 3.1%
Denmark 3.0%
Other 23.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.3	98.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7	1.7
Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2	1.8
Sanofi SA (France, Pharmaceuticals)	2.0	1.7
British American Tobacco PLC (United Kingdom, Tobacco)	1.6	1.7
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.6	1.7
Australia & New Zealand Banking Group Ltd. (Australia, Commercial Banks)	1.6	1.4
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.6
Japan Tobacco, Inc. (Japan, Tobacco)	1.4	0.4
DnB ASA (Norway, Commercial Banks)	1.3	0.8
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.3	0.5
Westpac Banking Corp. (Australia, Commercial Banks)	1.3	0.0
	15.7
Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	22.6
Industrials	12.7	12.6
Consumer Staples	10.7	12.0
Consumer Discretionary	10.7	10.0
Health Care	10.4	9.8
Materials	8.2	9.6
Energy	7.0	8.3
Telecommunication Services	4.8	5.0
Information Technology	4.0	4.2
Utilities	3.8	4.1

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 6.9%
Australia & New Zealand Banking Group Ltd.	897,808	$ 26,668,497
BHP Billiton Ltd.	375,649	12,812,664
Caltex Australia Ltd.	86,420	1,920,992
CSL Ltd.	225,389	13,899,134
Iluka Resources Ltd. (d)	735,689	7,161,750
Newcrest Mining Ltd.	358,075	7,474,836
OZ Minerals Ltd.	979,839	5,437,449
Westfield Group unit	1,264,591	14,285,424
Westpac Banking Corp.	669,521	21,441,928
Woodside Petroleum Ltd.	209,488	7,812,644
TOTAL AUSTRALIA		118,915,318
Austria - 1.0%
Erste Group Bank AG	411,600	11,464,954
Voestalpine AG	196,700	6,040,011
TOTAL AUSTRIA		17,504,965
Bailiwick of Jersey - 0.6%
Atrium European Real Estate Ltd.	788,108	4,546,063
Delphi Automotive PLC	112,500	4,995,000
TOTAL BAILIWICK OF JERSEY		9,541,063
Belgium - 2.5%
Anheuser-Busch InBev SA NV	161,616	16,003,687
KBC Ancora (a)	122,100	2,106,677
KBC Groupe SA	527,989	18,185,689
Solvay SA Class A	50,700	6,866,172
TOTAL BELGIUM		43,162,225
Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	477,000	3,272,153
Vostok Nafta Investment Ltd. SDR	1,464,200	5,527,360
TOTAL BERMUDA		8,799,513
Brazil - 0.4%
Qualicorp SA (a)	620,800	6,236,417
Canada - 0.8%
Goldcorp, Inc.	185,600	6,244,827
Suncor Energy, Inc.	117,500	3,520,894
Valeant Pharmaceuticals International, Inc. (Canada) (a)	62,600	4,699,391
TOTAL CANADA		14,465,112
Common Stocks - continued
	Shares	Value
Cayman Islands - 0.5%
Baidu.com, Inc. sponsored ADR (a)	27,600	$ 2,420,520
Hengan International Group Co. Ltd.	200,000	1,956,831
Value Partners Group Ltd.	7,069,000	4,580,591
TOTAL CAYMAN ISLANDS		8,957,942
China - 0.3%
Industrial & Commercial Bank of China Ltd. (H Shares)	7,469,000	5,234,280
Denmark - 1.5%
FLSmidth & Co. A/S	95,300	5,769,055
Novo Nordisk A/S Series B (d)	121,624	19,760,449
TOTAL DENMARK		25,529,504
Finland - 0.7%
Nokian Tyres PLC	46,900	2,086,121
Sampo Oyj (A Shares)	256,100	9,848,454
TOTAL FINLAND		11,934,575
France - 9.1%
Alstom SA	261,489	10,642,272
Arkema SA	67,000	6,095,184
Atos Origin SA	47,586	3,274,989
BNP Paribas SA	66,020	3,388,495
Carrefour SA	300,770	8,233,250
Christian Dior SA	71,100	11,793,456
Danone SA	39,500	2,748,363
Dassault Systemes SA	32,600	3,768,470
EDF SA	157,400	3,018,377
Essilor International SA	59,129	6,575,174
GDF Suez	207,600	3,997,003
Ipsos SA	94,402	3,303,551
JCDecaux SA	106,800	2,926,956
Lafarge SA (Bearer)	137,000	9,102,045
Pernod Ricard SA	50,000	6,230,432
PPR SA	32,800	7,206,458
Remy Cointreau SA	80,406	9,292,650
Sanofi SA	336,529	34,195,469
Suez Environnement SA	212,321	2,707,756
Technip SA	61,800	6,335,882
VINCI SA	237,100	10,681,502
TOTAL FRANCE		155,517,734
Common Stocks - continued
	Shares	Value
Germany - 6.5%
BASF AG	217,748	$ 19,069,497
Bayerische Motoren Werke AG (BMW)	78,589	6,780,763
Bilfinger Berger AG	43,023	4,468,726
CTS Eventim AG	115,166	3,904,695
Deutsche Boerse AG	214,500	12,990,335
E.ON AG	363,235	6,341,646
ElringKlinger AG	76,800	2,327,265
GEA Group AG	171,148	5,640,416
Kabel Deutschland Holding AG	67,300	6,209,607
MTU Aero Engines Holdings AG	53,600	5,080,894
RWE AG	126,900	4,729,536
SAP AG	140,347	11,243,988
Siemens AG	167,512	18,043,363
TAG Immobilien AG	399,261	4,570,309
TOTAL GERMANY		111,401,040
Hong Kong - 2.3%
AIA Group Ltd.	2,881,000	12,618,792
Henderson Land Development Co. Ltd.	996,157	6,814,247
Hysan Development Co. Ltd.	997,000	5,034,737
Sun Hung Kai Properties Ltd.	604,503	8,145,650
Wing Hang Bank Ltd.	569,015	6,047,463
TOTAL HONG KONG		38,660,889
India - 0.9%
Apollo Hospitals Enterprise Ltd.	312,097	4,810,181
Axis Bank Ltd.	206,155	4,926,434
Housing Development Finance Corp. Ltd. (a)	327,147	4,966,107
TOTAL INDIA		14,702,722
Indonesia - 0.7%
PT Bank Rakyat Indonesia Tbk	13,344,000	12,006,431
Ireland - 0.9%
C&C Group PLC	330,900	2,153,906
Elan Corp. PLC sponsored ADR (a)	369,200	4,356,560
Prothena Corp. PLC (a)	1	7
Ryanair Holdings PLC sponsored ADR	220,000	9,191,600
TOTAL IRELAND		15,702,073
Common Stocks - continued
	Shares	Value
Israel - 0.6%
Israel Chemicals Ltd.	553,700	$ 7,154,435
NICE Systems Ltd. sponsored ADR (a)	61,000	2,246,630
TOTAL ISRAEL		9,401,065
Italy - 2.6%
ENI SpA	911,800	20,488,903
Pirelli & C SpA (d)	276,700	2,903,120
Prada SpA	363,200	3,696,311
Prysmian SpA	570,900	11,745,521
Saipem SpA	1	31
Telecom Italia SpA	6,819,700	4,816,750
TOTAL ITALY		43,650,636
Japan - 16.3%
ACOM Co. Ltd. (a)	208,500	5,978,025
ASAHI INTECC Co. Ltd.	64,900	3,585,064
Astellas Pharma, Inc.	282,700	15,195,855
Canon, Inc.	242,300	8,751,473
Credit Saison Co. Ltd.	179,500	4,469,623
Daito Trust Construction Co. Ltd. (d)	79,500	6,773,144
Denso Corp.	109,900	4,652,376
Exedy Corp.	113,100	2,628,807
Fast Retailing Co. Ltd.	18,600	6,056,089
Hirose Electric Co. Ltd.	26,700	3,605,003
Hitachi Ltd.	1,238,000	7,141,169
Honda Motor Co. Ltd.	487,600	18,414,169
INPEX Corp.	385	2,044,935
Japan Retail Fund Investment Corp.	2,656	6,551,475
Japan Tobacco, Inc.	774,200	24,673,073
JSR Corp.	359,700	7,305,958
Kubota Corp.	931,000	13,232,887
Lasertec Corp.	80,000	1,494,874
LIXIL Group Corp.	424,200	8,372,693
Mitsubishi Heavy Industries Ltd.	1,914,000	10,877,887
Mitsubishi UFJ Financial Group, Inc.	951,100	5,637,794
Murata Manufacturing Co. Ltd.	75,000	5,585,063
Nippon Telegraph & Telephone Corp.	138,100	6,022,207
Nissan Motor Co. Ltd.	859,600	8,264,066
Nitto Denko Corp.	55,100	3,260,285
NSK Ltd.	727,000	5,521,909
NTT DoCoMo, Inc.	4,890	7,381,621
ORIX Corp.	1,567,400	19,830,808
Common Stocks - continued
	Shares	Value
Japan - continued
Osaka Gas Co. Ltd.	916,000	$ 4,028,512
Rakuten, Inc.	501,800	5,101,424
Ship Healthcare Holdings, Inc.	92,100	3,204,201
Softbank Corp.	203,600	9,386,773
Start Today Co. Ltd. (d)	242,400	2,997,329
Taiheiyo Cement Corp.	2,692,000	6,319,986
Tokio Marine Holdings, Inc.	322,700	9,084,346
Tokyo Gas Co. Ltd.	878,000	4,794,093
Toshiba Corp.	237,000	1,188,336
Totetsu Kogyo Co. Ltd.	288,300	4,707,251
Toyota Motor Corp.	105,600	5,451,914
TOTAL JAPAN		279,572,497
Korea (South) - 0.5%
Hyundai Motor Co.	20,036	4,036,385
Samchully Co. Ltd.	15,263	1,626,641
Samsung Electronics Co. Ltd.	2,549	3,500,600
TOTAL KOREA (SOUTH)		9,163,626
Luxembourg - 0.3%
AZ Electronic Materials SA	253,600	1,465,034
Subsea 7 SA	150,000	3,505,543
TOTAL LUXEMBOURG		4,970,577
Netherlands - 2.9%
AerCap Holdings NV (a)	278,700	4,305,915
ASML Holding NV (Netherlands)	95,611	6,430,669
Delta Lloyd NV	318,300	5,459,212
Fugro NV (Certificaten Van Aandelen)	93,523	5,176,525
Gemalto NV	24,157	2,107,213
Koninklijke KPN NV (d)	981,864	3,302,573
Koninklijke Philips Electronics NV	525,600	15,553,296
Randstad Holding NV	181,700	7,439,214
TOTAL NETHERLANDS		49,774,617
Norway - 2.6%
Aker Solutions ASA	213,700	3,973,432
DnB ASA	1,558,600	22,855,642
Gjensidige Forsikring ASA	350,849	5,787,664
SpareBank 1 SR-Bank ASA (primary capital certificate)	551,750	4,723,280
Telenor ASA	328,800	7,188,762
TOTAL NORWAY		44,528,780
Common Stocks - continued
	Shares	Value
Philippines - 0.1%
Manila Water Co., Inc.	2,259,400	$ 2,214,555
Portugal - 0.2%
Energias de Portugal SA	932,503	2,871,180
Singapore - 0.4%
United Overseas Bank Ltd.	411,000	6,753,078
Spain - 2.7%
Banco Bilbao Vizcaya Argentaria SA	886,400	7,684,336
Gas Natural SDG SA	177,300	3,138,626
Grifols SA ADR	253,987	7,368,163
Iberdrola SA	994,700	4,632,279
Inditex SA	57,155	7,575,512
Repsol YPF SA	169,824	3,450,369
Telefonica SA	829,554	11,154,686
Telefonica SA sponsored ADR	37,023	500,181
TOTAL SPAIN		45,504,152
Sweden - 2.4%
Boliden AB	94,300	1,517,992
H&M Hennes & Mauritz AB (B Shares)	275,030	9,833,730
Nordea Bank AB	1,039,600	11,773,481
Svenska Handelsbanken AB (A Shares)	214,300	9,158,612
Swedish Match Co. AB	129,600	4,023,307
Telefonaktiebolaget LM Ericsson (B Shares)	415,999	5,183,589
TOTAL SWEDEN		41,490,711
Switzerland - 6.2%
Nestle SA	260,057	18,806,397
Roche Holding AG:
(Bearer)	13,105	3,067,451
(participation certificate)	164,762	38,357,111
Swatch Group AG (Bearer)	12,430	7,227,810
Swisscom AG	13,190	6,102,442
Syngenta AG (Switzerland)	29,644	12,365,979
Transocean Ltd. (United States)	50,200	2,608,392
UBS AG	1,121,934	17,195,976
TOTAL SWITZERLAND		105,731,558
Taiwan - 0.2%
Giant Manufacturing Co. Ltd.	682,000	3,801,318
United Kingdom - 19.7%
Aggreko PLC	219,700	5,948,729
Anglo American PLC (United Kingdom)	476,300	12,245,241
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Antofagasta PLC	386,700	$ 5,781,702
ASOS PLC (a)	51,300	2,608,912
Barclays PLC	1,573,309	6,960,128
BG Group PLC	632,616	10,852,268
BP PLC	1,556,465	10,876,500
British American Tobacco PLC:
(United Kingdom)	474,900	25,450,366
sponsored ADR	19,300	2,066,065
Bunzl PLC	410,596	8,079,247
Centrica PLC	1,219,366	6,812,619
Diageo PLC	199,604	6,293,232
Domino's Pizza UK & IRL PLC	332,000	3,039,356
Ensco PLC Class A	80,900	4,854,000
Fresnillo PLC	106,200	2,188,117
HSBC Holdings PLC (United Kingdom)	2,050,747	21,889,953
Kazakhmys PLC	200,100	1,193,061
Meggitt PLC	1,617,800	12,069,596
National Grid PLC	767,100	8,916,611
Next PLC	119,000	7,894,363
Prudential PLC	1,111,682	17,989,396
Reckitt Benckiser Group PLC	123,217	8,833,137
Rolls-Royce Group PLC	995,770	17,097,157
Rolls-Royce Group PLC (C Shares) (a)	67,090,520	101,941
Royal Dutch Shell PLC Class A (United Kingdom)	766,014	24,779,856
SABMiller PLC	203,600	10,716,231
Standard Chartered PLC (United Kingdom)	746,195	19,314,385
SuperGroup PLC (a)	128,400	1,184,241
Tesco PLC	1,606,422	9,313,170
The Restaurant Group PLC	484,000	3,441,001
The Weir Group PLC	214,030	7,359,454
Unilever PLC	458,399	19,390,960
Unite Group PLC	1,073,000	5,233,487
Vodafone Group PLC	9,626,936	27,295,191
TOTAL UNITED KINGDOM		338,069,673
United States of America - 2.9%
AbbVie, Inc.	162,000	6,606,360
Anadarko Petroleum Corp.	58,900	5,150,805
Beam, Inc.	43,775	2,781,464
Cameron International Corp. (a)	41,600	2,712,320
Constellation Brands, Inc. Class A (sub. vtg.) (a)	45,900	2,186,676
Cummins, Inc.	17,500	2,026,675
Common Stocks - continued
	Shares	Value
United States of America - continued
NIKE, Inc. Class B	86,000	$ 5,074,860
Oasis Petroleum, Inc. (a)	65,000	2,474,550
Philip Morris International, Inc.	56,500	5,238,115
Textron, Inc.	162,100	4,832,201
United Technologies Corp.	102,700	9,595,261
Universal Display Corp. (a)	59,200	1,739,888
TOTAL UNITED STATES OF AMERICA		50,419,175
TOTAL COMMON STOCKS (Cost $1,463,051,590)		1,656,189,001
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Sartorius AG (non-vtg.)	32,500	3,478,620
Volkswagen AG	58,700	11,662,912
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,713,543)		15,141,532
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 4/18/13 (e) (Cost $1,379,964)	$ 1,380,000	1,379,977
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	26,162,688	26,162,688
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	37,171,946	37,171,946
TOTAL MONEY MARKET FUNDS (Cost $63,334,634)		63,334,634
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,540,479,731)		1,736,045,144
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(23,070,983)
NET ASSETS - 100%		$ 1,712,974,161
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
151 NYSE E-mini MSCI EAFE Index Contracts	June 2013	$ 12,526,960	$ (80,837)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $424,993.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,340
Fidelity Securities Lending Cash Central Fund	222,747
Total	$ 256,087
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 179,079,877	$ 160,665,708	$ 18,414,169	$ -
Consumer Staples	186,391,312	186,391,312	-	-
Energy	122,538,841	122,538,841	-	-
Financials	426,502,762	426,502,762	-	-
Health Care	175,395,607	175,395,607	-	-
Industrials	218,384,662	218,384,662	-	-
Information Technology	69,682,474	69,682,474	-	-
Materials	147,102,225	147,102,225	-	-
Telecommunication Services	83,151,186	83,151,186	-	-
Utilities	63,101,587	63,101,587	-	-
Government Obligations	1,379,977	-	1,379,977	-
Money Market Funds	63,334,634	63,334,634	-	-
Total Investments in Securities:	$ 1,736,045,144	$ 1,716,250,998	$ 19,794,146	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (80,837)	$ (80,837)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 300,671,119
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (80,837)
Total Value of Derivatives	$ -	$ (80,837)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $35,423,751) - See accompanying schedule: Unaffiliated issuers (cost $1,477,145,097)	$ 1,672,710,510
Fidelity Central Funds (cost $63,334,634)	63,334,634
Total Investments (cost $1,540,479,731)		$ 1,736,045,144
Cash		586,590
Receivable for investments sold		6,203,345
Receivable for fund shares sold		374,866
Dividends receivable		9,935,713
Distributions receivable from Fidelity Central Funds		120,321
Receivable for daily variation margin on futures contracts		47,100
Total assets		1,753,313,079

Liabilities
Payable for investments purchased	$ 914,382
Payable for fund shares redeemed	1,919,147
Other payables and accrued expenses	333,443
Collateral on securities loaned, at value	37,171,946
Total liabilities		40,338,918

Net Assets		$ 1,712,974,161
Net Assets consist of:
Paid in capital		$ 1,517,458,278
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		195,515,883
Net Assets, for 23,937,226 shares outstanding		$ 1,712,974,161
Net Asset Value, offering price and redemption price per share ($1,712,974,161 ÷ 23,937,226 shares)		$ 71.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 15,918,461
Interest		7,917
Income from Fidelity Central Funds		256,087
Income before foreign taxes withheld		16,182,465
Less foreign taxes withheld		(863,763)
Total income		15,318,702

Expenses
Custodian fees and expenses	$ 102,474
Independent directors' compensation	4,723
Total expenses before reductions	107,197
Expense reductions	(4,723)	102,474
Net investment income (loss)		15,216,228
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,021,521
Foreign currency transactions	(68,128)
Futures contracts	(383,171)
Total net realized gain (loss)		37,570,222
Change in net unrealized appreciation (depreciation) on: Investment securities	90,818,296
Assets and liabilities in foreign currencies	(33,959)
Futures contracts	(56,409)
Total change in net unrealized appreciation (depreciation)		90,727,928
Net gain (loss)		128,298,150
Net increase (decrease) in net assets resulting from operations		$ 143,514,378

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,216,228	$ 49,560,460
Net realized gain (loss)	37,570,222	(138,459,388)
Change in net unrealized appreciation (depreciation)	90,727,928	317,593,648
Net increase (decrease) in net assets resulting from operations	143,514,378	228,694,720
Distributions to partners from net investment income	(11,997,942)	(46,280,473)
Affiliated share transactions Proceeds from sales of shares	299,436,848	219,256,627
Reinvestment of distributions	11,997,830	46,280,063
Cost of shares redeemed	(78,932,485)	(583,628,542)
Net increase (decrease) in net assets resulting from share transactions	232,502,193	(318,091,852)
Total increase (decrease) in net assets	364,018,629	(135,677,605)

Net Assets
Beginning of period	1,348,955,532	1,484,633,137
End of period	$ 1,712,974,161	$ 1,348,955,532
Other Affiliated Information Shares
Sold	4,336,425	3,512,477
Issued in reinvestment of distributions	173,963	744,355
Redeemed	(1,137,587)	(9,356,962)
Net increase (decrease)	3,372,801	(5,100,130)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.60	$ 57.85	$ 66.23	$ 65.05	$ 67.12	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.68	2.08	2.18	1.64	1.66	2.22
Net realized and unrealized gain (loss)	5.82	7.65	(8.56)	.99	(2.15)	(33.01)
Total from investment operations	6.50	9.73	(6.38)	2.63	(.49)	(30.79)
Distributions to partners from net investment income	(.54)	(1.98)	(2.00)	(1.45)	(1.58)	(2.09)
Net asset value, end of period	$ 71.56	$ 65.60	$ 57.85	$ 66.23	$ 65.05	$ 67.12
Total Return B, C	9.94%	17.06%	(10.20)%	4.21%	(.12)%	(31.24)%
Ratios to Average Net Assets E, H
Expenses before reductions	.01% A	.02%	.02%	.03%	.03%	.03% A
Expenses net of fee waivers, if any	.01% A	.02%	.02%	.03%	.03%	.03% A
Expenses net of all reductions	.01% A	.02%	.02%	.03%	.03%	.03% A
Net investment income (loss)	1.98% A	3.32%	3.10%	2.57%	3.13%	3.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,712,974	$ 1,348,956	$ 1,484,633	$ 1,681,422	$ 641,051	$ 620,897
Portfolio turnover rate F	79% A	82%	117%	90%	96%	75% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 10, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity® International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 266,056,462
Gross unrealized depreciation	(77,006,220)
Net unrealized appreciation (depreciation) on securities and other investments	$ 189,050,242

Tax Cost	$ 1,546,994,902

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(383,171) and a change in net unrealized appreciation (depreciation) of $(56,409) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $806,479,847 and $588,786,903, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,391 for the period.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $222,747. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,723.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® High Income
Central Fund 1

Semiannual Report

March 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HP1-SANN-0513
1.807410.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Actual	.0021%	$ 1,000.00	$ 1,057.10	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Rite Aid Corp.	3.3	1.6
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3	2.1
International Lease Finance Corp.	2.3	2.6
Intelsat Luxembourg SA	2.2	1.4
MGM Mirage, Inc.	1.9	3.0
	12.0
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.5	12.2
Telecommunications	9.8	6.8
Electric Utilities	7.6	8.0
Cable TV	5.4	5.8
Diversified Financial Services	5.2	5.5
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
BBB 1.6%	BBB 5.0%
BB 34.6%	BB 30.8%
B 44.8%	B 46.7%
CCC,CC,C 13.4%	CCC,CC,C 12.5%
Not Rated 0.9%	Not Rated 1.2%
Equities 1.0%	Equities 0.7%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013 *		As of September 30, 2012 **
	Nonconvertible Bonds 88.6%		Nonconvertible Bonds 87.9%
	Convertible Bonds, Preferred Stocks 0.6%		Convertible Bonds, Preferred Stocks 0.4%
	Common Stocks 0.4%		Common Stocks 0.3%
	Floating Rate Loans 6.5%		Floating Rate Loans 8.3%
	Other Investments 0.2%		Other Investments 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 3.7%		Short-Term Investments and Net Other Assets (Liabilities) 3.1%
* Foreign investments	19.0%	** Foreign investments	12.7%

† Amount represents less than 0.1%

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.6%
	Principal Amount	Value
Aerospace - 1.1%
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (d)	$ 200,000	$ 203,250
GenCorp, Inc. 7.125% 3/15/21 (d)	280,000	295,400
TransDigm, Inc. 5.5% 10/15/20 (d)	2,185,000	2,277,863
Triumph Group, Inc. 4.875% 4/1/21 (d)	1,570,000	1,585,700
		4,362,213
Air Transportation - 2.2%
Air Canada 12% 2/1/16 (d)	1,355,000	1,482,031
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,660,063	1,875,871
6.125% 4/29/18 (d)	190,000	190,950
9.25% 5/10/17	351,676	393,878
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,010,000	1,052,925
6.75% 11/23/15	1,010,000	1,063,025
8.021% 8/10/22	916,679	1,009,538
8.954% 8/10/14	229,191	240,077
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	144,953	153,331
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	569,320	572,166
9.75% 1/15/17	824,142	958,230
12% 1/15/16 (d)	243,306	270,070
		9,262,092
Automotive - 2.9%
American Axle & Manufacturing, Inc. 6.25% 3/15/21	1,240,000	1,267,900
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	2,770,000	3,036,613
8.25% 6/15/21	895,000	993,450
Dana Holding Corp.:
6.5% 2/15/19	685,000	734,663
6.75% 2/15/21	1,535,000	1,680,825
Delphi Corp. 6.125% 5/15/21	640,000	704,000
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,025,000	1,195,374
General Motors Financial Co., Inc. 4.75% 8/15/17 (d)	1,250,000	1,300,000
TRW Automotive, Inc. 4.5% 3/1/21 (d)	1,025,000	1,042,938
		11,955,763
Banks & Thrifts - 0.2%
Ally Financial, Inc. 8% 3/15/20	535,000	663,400
Broadcasting - 1.3%
AMC Networks, Inc. 4.75% 12/15/22	1,795,000	1,786,025
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - continued
Starz LLC/Starz Finance Corp. 5% 9/15/19 (d)	$ 1,045,000	$ 1,076,350
Univision Communications, Inc.:
6.875% 5/15/19 (d)	1,865,000	1,995,550
8.5% 5/15/21 (d)	620,000	666,500
		5,524,425
Building Materials - 2.6%
Building Materials Corp. of America:
6.75% 5/1/21 (d)	555,000	606,338
6.875% 8/15/18 (d)	1,405,000	1,506,863
HD Supply, Inc.:
7.5% 7/15/20 (d)	1,655,000	1,739,902
8.125% 4/15/19	175,000	197,750
10.5% 1/15/21	3,095,000	3,207,349
Headwaters, Inc. 7.625% 4/1/19	760,000	813,200
Masco Corp. 5.95% 3/15/22	720,000	809,880
Texas Industries, Inc. 9.25% 8/15/20	1,535,000	1,676,988
		10,558,270
Cable TV - 4.7%
Cablevision Systems Corp.:
7.75% 4/15/18	795,000	891,394
8.625% 9/15/17	935,000	1,086,938
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 3/15/21 (d)	465,000	462,094
5.25% 9/30/22	1,495,000	1,468,838
5.75% 9/1/23 (d)	320,000	320,800
6.5% 4/30/21	2,690,000	2,844,675
6.625% 1/31/22	1,220,000	1,305,400
7% 1/15/19	2,710,000	2,913,250
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	1,235,000	1,281,313
CSC Holdings LLC:
6.75% 11/15/21	565,000	633,506
8.625% 2/15/19	1,255,000	1,506,000
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (d)	300,000	333,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (d)	605,000	623,150
7.5% 3/15/19 (d)	415,000	453,906
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	675,000	726,503
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
UPCB Finance V Ltd. 7.25% 11/15/21 (d)	$ 595,000	$ 657,475
Virgin Media Finance PLC 4.875% 2/15/22	595,000	600,236
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (d)	1,120,000	1,167,600
		19,276,078
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	990,000	1,064,250
JB Poindexter & Co., Inc. 9% 4/1/22 (d)	1,515,000	1,583,175
		2,647,425
Chemicals - 3.3%
Ashland, Inc.:
3% 3/15/16 (d)	315,000	319,725
3.875% 4/15/18 (d)	300,000	303,750
Axiall Corp. 4.875% 5/15/23 (d)	500,000	510,000
Celanese U.S. Holdings LLC:
4.625% 11/15/22	585,000	585,000
6.625% 10/15/18	1,225,000	1,323,000
Eagle Spinco, Inc. 4.625% 2/15/21 (d)	300,000	306,000
Hexion US Finance Corp. 6.625% 4/15/20 (d)	1,300,000	1,304,940
INEOS Finance PLC 8.375% 2/15/19 (d)	1,665,000	1,841,906
Kinove German Bondco GmbH 9.625% 6/15/18 (d)	1,304,000	1,450,700
LyondellBasell Industries NV:
5% 4/15/19	1,270,000	1,435,100
6% 11/15/21	420,000	497,700
PolyOne Corp. 5.25% 3/15/23 (d)	250,000	252,500
Rockwood Specialties Group, Inc. 4.625% 10/15/20	1,335,000	1,365,038
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19 (d)	1,320,000	1,306,800
Tronox Finance LLC 6.375% 8/15/20 (d)	770,000	746,900
		13,549,059
Containers - 2.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (d)	200,000	218,500
7% 11/15/20 (d)	330,000	339,075
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23 (d)	3,150,000	3,047,625
Graphic Packaging International, Inc. 4.75% 4/15/21	125,000	126,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.875% 8/15/19	500,000	551,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA: - continued
8.5% 5/15/18 (c)	$ 1,320,000	$ 1,387,650
9.875% 8/15/19	2,850,000	3,124,313
Sealed Air Corp.:
5.25% 4/1/23 (d)	205,000	205,513
6.5% 12/1/20 (d)	480,000	525,600
8.375% 9/15/21 (d)	1,035,000	1,185,075
		10,711,476
Diversified Financial Services - 5.2%
Aircastle Ltd.:
6.25% 12/1/19	640,000	699,200
9.75% 8/1/18	1,035,000	1,182,488
CIT Group, Inc.:
4.25% 8/15/17	1,195,000	1,248,775
5% 5/15/17	1,255,000	1,345,988
5.375% 5/15/20	835,000	916,413
5.5% 2/15/19 (d)	1,280,000	1,404,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	1,875,000	1,952,344
8% 1/15/18	2,135,000	2,284,450
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(g)	580,000	546,650
International Lease Finance Corp.:
3.875% 4/15/18	575,000	573,563
5.65% 6/1/14	605,000	631,469
6.25% 5/15/19	900,000	985,500
6.75% 9/1/16 (d)	1,000,000	1,130,000
8.625% 9/15/15	1,530,000	1,740,375
8.625% 1/15/22	1,680,000	2,137,800
8.875% 9/1/17	1,625,000	1,954,063
Lynx I Corp. 5.375% 4/15/21 (d)	310,000	323,175
Lynx II Corp. 6.375% 4/15/23 (d)	200,000	209,000
		21,266,053
Diversified Media - 1.6%
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (d)	925,000	964,313
6.5% 11/15/22 (d)	1,820,000	1,920,100
MDC Partners, Inc. 6.75% 4/1/20 (d)	320,000	324,800
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20 (d)	775,000	774,031
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - continued
Quebecor Media, Inc.:
5.75% 1/15/23 (d)	$ 1,950,000	$ 1,984,125
7.75% 3/15/16	547,000	556,573
		6,523,942
Electric Utilities - 7.4%
Atlantic Power Corp. 9% 11/15/18	2,830,000	2,957,350
Dolphin Subsidiary II, Inc. 6.5% 10/15/16	3,135,000	3,307,425
GenOn Energy, Inc.:
9.5% 10/15/18	1,060,000	1,248,150
9.875% 10/15/20	1,380,000	1,580,100
InterGen NV 9% 6/30/17 (d)	1,560,000	1,532,700
Mirant Americas Generation LLC:
8.5% 10/1/21	2,710,000	3,177,475
9.125% 5/1/31	3,730,000	4,168,275
NSG Holdings II, LLC 7.75% 12/15/25 (d)	4,815,000	5,055,750
Otter Tail Corp. 9% 12/15/16	1,115,000	1,293,400
Puget Energy, Inc.:
5.625% 7/15/22	440,000	484,671
6.5% 12/15/20	510,000	592,679
RRI Energy, Inc. 7.625% 6/15/14	1,505,000	1,602,825
The AES Corp.:
7.375% 7/1/21	1,330,000	1,542,800
7.75% 10/15/15	210,000	235,200
9.75% 4/15/16	1,470,000	1,752,975
		30,531,775
Energy - 12.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	765,000	753,525
Antero Resources Finance Corp.:
7.25% 8/1/19	780,000	846,300
9.375% 12/1/17	2,003,000	2,173,255
Chesapeake Energy Corp.:
3.25% 3/15/16 (f)	945,000	955,631
5.375% 6/15/21 (f)	685,000	687,569
6.125% 2/15/21	3,795,000	4,036,931
6.875% 11/15/20	490,000	534,100
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	290,000	307,400
6.125% 7/15/22	705,000	756,113
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	$ 2,610,000	$ 2,688,300
Crestwood Midstream Partners LP/Finance Corp. 7.75% 4/1/19	590,000	615,075
Denbury Resources, Inc.:
4.625% 7/15/23	820,000	791,300
6.375% 8/15/21	1,285,000	1,397,438
Energy Transfer Equity LP 7.5% 10/15/20	1,425,000	1,642,313
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	550,000	605,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	645,000	704,663
9.375% 5/1/20	1,915,000	2,207,038
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	1,472,000	1,560,320
Forbes Energy Services Ltd. 9% 6/15/19	1,770,000	1,716,900
Forest Oil Corp. 7.5% 9/15/20 (d)	1,515,000	1,598,325
Frontier Oil Corp. 6.875% 11/15/18	395,000	427,588
Hornbeck Offshore Services, Inc. 5% 3/1/21 (d)	660,000	655,050
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	485,000	536,709
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (d)	905,000	925,363
6.5% 5/15/19	1,820,000	1,897,350
7.75% 2/1/21	1,195,000	1,281,638
8.625% 4/15/20	1,515,000	1,670,288
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (d)	1,160,000	1,229,600
Offshore Group Investment Ltd.:
7.125% 4/1/23 (d)	505,000	515,100
7.5% 11/1/19 (d)	825,000	876,563
Oil States International, Inc. 6.5% 6/1/19	1,480,000	1,583,600
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (d)	850,000	935,000
Petroleum Geo-Services ASA 7.375% 12/15/18 (d)	1,345,000	1,472,775
Precision Drilling Corp.:
6.5% 12/15/21	125,000	133,438
6.625% 11/15/20	1,630,000	1,735,950
Samson Investment Co. 9.75% 2/15/20 (d)	1,915,000	2,034,688
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.5% 10/1/18	962,000	1,043,770
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (d)	690,000	717,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
6.375% 8/1/22	$ 325,000	$ 355,063
6.875% 2/1/21	455,000	498,225
7.875% 10/15/18	1,360,000	1,489,200
Tesoro Corp. 4.25% 10/1/17	1,335,000	1,395,075
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (d)	115,000	120,750
Western Refining, Inc. 6.25% 4/1/21 (d)	185,000	189,163
		50,297,042
Environmental - 1.6%
ADS Waste Holdings, Inc. 8.25% 10/1/20 (d)	985,000	1,060,106
Clean Harbors, Inc. 5.125% 6/1/21 (d)	2,300,000	2,354,625
Covanta Holding Corp. 7.25% 12/1/20	1,640,000	1,806,391
Tervita Corp.:
8% 11/15/18 (d)	415,000	429,006
9.75% 11/1/19 (d)	1,095,000	1,073,100
		6,723,228
Food & Drug Retail - 4.0%
ESAL GmbH 6.25% 2/5/23 (d)	1,875,000	1,875,000
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (d)	985,000	986,231
Rite Aid Corp.:
9.25% 3/15/20	7,085,000	7,997,168
9.5% 6/15/17	5,530,000	5,799,588
		16,657,987
Food/Beverage/Tobacco - 0.7%
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (d)	1,680,000	1,835,400
Post Holdings, Inc. 7.375% 2/15/22	865,000	946,094
		2,781,494
Gaming - 2.7%
Ameristar Casinos, Inc. 7.5% 4/15/21	1,050,000	1,144,500
MCE Finance Ltd. 5% 2/15/21 (d)	1,260,000	1,266,300
MGM Mirage, Inc.:
6.75% 10/1/20 (d)	1,600,000	1,700,000
7.5% 6/1/16	1,285,000	1,423,138
8.625% 2/1/19	1,110,000	1,287,600
10% 11/1/16	1,580,000	1,888,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
MGM Mirage, Inc.: - continued
11.375% 3/1/18	$ 1,145,000	$ 1,454,150
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	745,000	779,456
		10,943,244
Healthcare - 4.5%
DaVita, Inc. 5.75% 8/15/22	1,110,000	1,153,013
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	595,000	606,900
8.75% 3/15/18	60,000	66,600
9.875% 4/15/18	255,000	278,588
Emergency Medical Services Corp. 8.125% 6/1/19	980,000	1,075,550
HealthSouth Corp. 7.25% 10/1/18	2,460,000	2,644,500
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (d)	840,000	722,400
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21	1,130,000	1,234,525
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	1,070,000	1,179,675
7.5% 2/15/20	820,000	908,150
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,855,000	3,101,244
Valeant Pharmaceuticals International:
6.375% 10/15/20 (d)	825,000	869,859
6.875% 12/1/18 (d)	2,275,000	2,444,203
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8% 2/1/18	710,000	754,375
VPI Escrow Corp. 6.375% 10/15/20 (d)	1,235,000	1,306,013
		18,345,595
Homebuilders/Real Estate - 3.0%
CB Richard Ellis Services, Inc.:
5% 3/15/23	630,000	637,119
6.625% 10/15/20	1,344,000	1,454,880
D.R. Horton, Inc.:
3.625% 2/15/18	1,330,000	1,341,638
4.375% 9/15/22	610,000	599,325
4.75% 2/15/23	445,000	445,556
Lennar Corp.:
4.125% 12/1/18 (d)	1,330,000	1,326,675
6.95% 6/1/18	1,160,000	1,305,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Lennar Corp.: - continued
12.25% 6/1/17	$ 1,440,000	$ 1,911,600
Standard Pacific Corp. 8.375% 5/15/18	2,750,000	3,238,125
		12,259,918
Insurance - 0.3%
Onex USI Aquisition Corp. 7.75% 1/15/21 (d)	1,085,000	1,087,713
Leisure - 2.2%
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21 (d)	595,000	592,025
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,780,000	2,011,400
NCL Corp. Ltd. 5% 2/15/18 (d)	1,995,000	2,032,406
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	1,295,000	1,319,346
7.5% 10/15/27	530,000	601,550
yankee 7.25% 6/15/16	2,310,000	2,613,188
		9,169,915
Metals/Mining - 2.2%
Alpha Natural Resources, Inc.:
6% 6/1/19	750,000	688,125
6.25% 6/1/21	75,000	67,125
Boart Longyear Management Pty Ltd. 7% 4/1/21 (d)	1,245,000	1,285,463
CONSOL Energy, Inc. 8% 4/1/17	1,265,000	1,366,200
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (d)	740,000	763,125
7% 11/1/15 (d)	3,135,000	3,283,913
Peabody Energy Corp. 6.25% 11/15/21	1,410,000	1,466,400
Walter Energy, Inc. 8.5% 4/15/21 (d)	270,000	274,725
		9,195,076
Paper - 0.6%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (d)	1,520,000	1,569,400
7.75% 7/15/17 (d)	745,000	823,225
		2,392,625
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	400,000	396,000
Services - 2.1%
APX Group, Inc. 6.375% 12/1/19 (d)	1,520,000	1,504,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
ARAMARK Corp. 5.75% 3/15/20 (d)	$ 455,000	$ 466,375
FTI Consulting, Inc. 6.75% 10/1/20	2,955,000	3,198,788
Hertz Corp.:
4.25% 4/1/18 (d)	840,000	852,600
6.75% 4/15/19	1,135,000	1,238,569
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	1,410,000	1,505,175
		8,766,307
Shipping - 0.4%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	1,340,000	1,368,542
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (d)	110,000	118,525
		1,487,067
Steel - 1.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (d)	1,900,000	2,014,000
Severstal Columbus LLC 10.25% 2/15/18	1,705,000	1,849,925
Steel Dynamics, Inc.:
5.25% 4/15/23 (d)	190,000	192,147
6.125% 8/15/19 (d)	1,520,000	1,645,400
		5,701,472
Super Retail - 1.8%
Claire's Stores, Inc. 9% 3/15/19 (d)	1,285,000	1,452,050
Jaguar Land Rover PLC 5.625% 2/1/23 (d)	1,935,000	2,012,400
Netflix, Inc. 5.375% 2/1/21 (d)	1,905,000	1,895,475
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (d)	1,685,000	1,857,713
		7,217,638
Technology - 4.0%
Brocade Communications Systems, Inc. 4.625% 1/15/23 (d)	805,000	778,838
Ceridian Corp. 11.25% 11/15/15	1,645,000	1,698,463
First Data Corp.:
7.375% 6/15/19 (d)	550,000	584,375
12.625% 1/15/21	485,000	525,619
Flextronics International Ltd. 4.625% 2/15/20 (d)	385,000	388,850
Freescale Semiconductor, Inc. 8.05% 2/1/20	1,100,000	1,157,750
IAC/InterActiveCorp 4.75% 12/15/22 (d)	2,325,000	2,272,688
NCR Corp. 4.625% 2/15/21 (d)	1,295,000	1,288,525
Nuance Communications, Inc. 5.375% 8/15/20 (d)	1,335,000	1,348,350
NXP BV/NXP Funding LLC 5.75% 2/15/21 (d)	160,000	166,000
Sanmina-SCI Corp. 7% 5/15/19 (d)	2,180,000	2,272,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Spansion LLC 7.875% 11/15/17	$ 1,445,000	$ 1,513,638
Viasystems, Inc. 7.875% 5/1/19 (d)	515,000	538,175
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (d)	1,095,000	1,218,188
13.375% 10/15/19 (d)	585,000	661,050
		16,413,159
Telecommunications - 8.9%
Altice Financing SA 7.875% 12/15/19 (d)	1,170,000	1,275,300
Altice Finco SA 9.875% 12/15/20 (d)	270,000	301,050
Digicel Group Ltd.:
6% 4/15/21 (d)	2,255,000	2,238,088
7% 2/15/20 (d)	200,000	208,000
8.25% 9/1/17 (d)	2,560,000	2,700,800
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	775,000	771,125
Equinix, Inc.:
4.875% 4/1/20	415,000	418,113
5.375% 4/1/23	330,000	334,125
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (d)	1,165,000	1,229,075
7.25% 4/1/19	1,590,000	1,741,050
7.25% 10/15/20	1,135,000	1,247,081
7.5% 4/1/21	1,780,000	1,980,250
Intelsat Luxembourg SA:
7.75% 6/1/21 (d)(f)	1,915,000	1,948,513
11.25% 2/4/17	1,450,000	1,542,438
11.5% 2/4/17 pay-in-kind (g)	5,308,936	5,638,090
MasTec, Inc. 4.875% 3/15/23	425,000	420,750
NeuStar, Inc. 4.5% 1/15/23 (d)	645,000	615,975
SBA Communications Corp. 5.625% 10/1/19 (d)	815,000	839,450
Sprint Capital Corp. 6.875% 11/15/28	540,000	552,150
Sprint Nextel Corp.:
6% 11/15/22	2,165,000	2,224,538
7% 8/15/20	1,625,000	1,787,500
9% 11/15/18 (d)	625,000	772,656
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	2,555,000	2,669,975
TW Telecom Holdings, Inc. 5.375% 10/1/22	975,000	1,016,438
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(g)	1,140,843	1,158,914
Zayo Group LLC/Zayo Capital, Inc. 8.125% 1/1/20	870,000	974,400
		36,605,844
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20	$ 685,000	$ 741,513
TOTAL NONCONVERTIBLE BONDS (Cost $340,350,661)		364,014,807
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(g) (Cost $324,663)	496,131	280,314
Common Stocks - 0.4%
	Shares
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (a)(d)	0*	400,725
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(h)	144,445	1,090,560
TOTAL COMMON STOCKS (Cost $6,418,632)		1,491,285
Convertible Preferred Stocks - 0.6%

Automotive - 0.6%
General Motors Co. 4.75% (Cost $2,549,867)	53,000	2,275,820
Floating Rate Loans - 6.5%
	Principal Amount
Air Transportation - 2.2%
Delta Air Lines, Inc.:
Tranche B 1LN, term loan:
4.25% 4/20/17 (g)	$ 2,656,797	2,676,723
5.25% 10/18/18 (g)	1,810,000	1,841,675
Tranche B 2LN, term loan 4.25% 4/18/16 (g)	450,000	454,500
US Airways Group, Inc. term loan 2.7047% 3/23/14 (g)	3,979,912	3,974,937
		8,947,835
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 2.1375% 12/27/14 (g)	$ 1,163,282	$ 1,087,669
Tranche C, term loan 2.1375% 12/27/15 (g)	728,488	681,136
		1,768,805
Cable TV - 0.7%
Harron Communications LP Tranche B, term loan 5% 10/6/17 (g)	1,199,421	1,217,412
RCN Telecom Services, LLC Tranche B, term loan 5.25% 2/28/20 (g)	570,000	579,975
UPC Broadband Holding BV Tranche AF, term loan 4% 1/31/21 (g)	1,065,000	1,080,975
		2,878,362
Electric Utilities - 0.2%
The AES Corp. Tranche B, term loan 5% 6/1/18 (g)	735,000	745,143
Energy - 0.3%
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (g)	420,000	432,600
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (g)	676,638	695,246
		1,127,846
Food & Drug Retail - 0.1%
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (g)	608,843	613,409
Insurance - 0.6%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (g)	1,306,725	1,321,491
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (g)	1,100,000	1,182,500
		2,503,991
Steel - 0.3%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (g)	1,423,767	1,438,005
Technology - 0.9%
First Data Corp. term loan 4.2042% 3/24/18 (g)	3,605,000	3,591,481
Telecommunications - 0.8%
Go Daddy Operating Co., LLC Tranche B, term loan 4.25% 12/17/18 (g)	1,326,633	1,333,266
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - continued
Intelsat Jackson Holdings SA term loan 3.2047% 2/1/14 (g)	$ 605,000	$ 603,488
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (g)	1,251,863	1,276,900
		3,213,654
TOTAL FLOATING RATE LOANS (Cost $25,990,085)		26,828,531
Preferred Securities - 0.1%

Entertainment/Film - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (d)(e) (Cost $595,607)	595,000	602,398
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b) (Cost $4,980,531)	4,980,531	4,980,531
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/29/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,306,000)	$ 1,306,016	1,306,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $382,516,046)		401,779,686
NET OTHER ASSETS (LIABILITIES) - 2.2%		9,174,643
NET ASSETS - 100%		$ 410,954,329
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $147,405,950 or 35.9% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,090,560 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
* Amount represents less than 1 share
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,306,000 due 4/1/13 at 0.15%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$ 1,306,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,796
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,366,380	$ 2,275,820	$ -	$ 1,090,560
Telecommunication Services	400,725	-	-	400,725
Corporate Bonds	364,014,807	-	364,014,807	-
Commercial Mortgage Securities	280,314	-	-	280,314
Floating Rate Loans	26,828,531	-	26,828,531	-
Preferred Securities	602,398	-	602,398	-
Money Market Funds	4,980,531	4,980,531	-	-
Cash Equivalents	1,306,000	-	1,306,000	-
Total Investments in Securities:	$ 401,779,686	$ 7,256,351	$ 392,751,736	$ 1,771,599
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	81.0%
Luxembourg	5.2%
Canada	3.2%
Bermuda	2.5%
Australia	1.3%
Liberia	1.1%
Austria	1.1%
United Kingdom	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,306,000) - See accompanying schedule: Unaffiliated issuers (cost $377,535,515)	$ 396,799,155
Fidelity Central Funds (cost $4,980,531)	4,980,531
Total Investments (cost $382,516,046)		$ 401,779,686
Cash		340,308
Receivable for investments sold		9,221,993
Receivable for fund shares sold		82,020
Interest receivable		6,951,066
Distributions receivable from Fidelity Central Funds		891
Total assets		418,375,964

Liabilities
Payable for investments purchased Regular delivery	$ 3,379,572
Delayed delivery	3,545,000
Payable for fund shares redeemed	493,864
Distributions payable	281
Other payables and accrued expenses	2,918
Total liabilities		7,421,635

Net Assets		$ 410,954,329
Net Assets consist of:
Paid in capital		$ 391,690,689
Net unrealized appreciation (depreciation) on investments		19,263,640
Net Assets, for 3,955,173 shares outstanding		$ 410,954,329
Net Asset Value, offering price and redemption price per share ($410,954,329 ÷ 3,955,173 shares)		$ 103.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 81,932
Interest		16,635,999
Income from Fidelity Central Funds		18,796
Total income		16,736,727

Expenses
Custodian fees and expenses	$ 5,282
Independent directors' compensation	1,676
Total expenses before reductions	6,958
Expense reductions	(2,108)	4,850
Net investment income (loss)		16,731,877
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		20,116,734
Change in net unrealized appreciation (depreciation) on investment securities		(8,756,448)
Net gain (loss)		11,360,286
Net increase (decrease) in net assets resulting from operations		$ 28,092,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,731,877	$ 40,542,968
Net realized gain (loss)	20,116,734	1,928,537
Change in net unrealized appreciation (depreciation)	(8,756,448)	47,735,970
Net increase (decrease) in net assets resulting from operations	28,092,163	90,207,475
Distributions to partners from net investment income	(15,940,117)	(37,454,504)
Affiliated share transactions Proceeds from sales of shares	29,109,307	78,083,696
Reinvestment of distributions	15,938,496	37,451,004
Cost of shares redeemed	(183,690,335)	(128,892,478)
Net increase (decrease) in net assets resulting from share transactions	(138,642,532)	(13,357,778)
Total increase (decrease) in net assets	(126,490,486)	39,395,193

Net Assets
Beginning of period	537,444,815	498,049,622
End of period	$ 410,954,329	$ 537,444,815
Other Affiliated Information Shares
Sold	283,777	808,207
Issued in reinvestment of distributions	155,228	380,970
Redeemed	(1,782,353)	(1,334,953)
Net increase (decrease)	(1,343,348)	(145,776)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 101.43	$ 91.48	$ 96.05	$ 88.49	$ 85.51	$ 98.50
Income from Investment Operations
Net investment income (loss) D	3.406	7.580	7.783	8.328	8.314	8.305
Net realized and unrealized gain (loss)	2.307	9.372	(5.177)	6.532	1.745	(13.548)
Total from investment operations	5.713	16.952	2.606	14.860	10.059	(5.243)
Distributions to partners from net investment income	(3.243)	(7.002)	(7.176)	(7.300)	(7.079)	(7.747)
Net asset value, end of period	$ 103.90	$ 101.43	$ 91.48	$ 96.05	$ 88.49	$ 85.51
Total Return B, C	5.71%	19.03%	2.48%	17.45%	13.45%	(5.71)%
Ratios to Average Net Assets E, H
Expenses before reductions G	0.00% A	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses net of fee waivers, if any G	0.00% A	0.00%	0.00%	0.00%	0.00%	0.00%
Expenses net of all reductions G	0.00% A	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss)	6.65% A	7.74%	7.94%	9.06%	10.77%	8.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,954	$ 537,445	$ 498,050	$ 599,814	$ 508,385	$ 250,078
Portfolio turnover rate F	86% A	51%	69%	82%	54%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity® High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

adopted by the Board of Trustees. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, equity-debt classifications and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 27,130,455
Gross unrealized depreciation	(5,851,557)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,278,898

Tax Cost	$ 380,500,788

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $202,930,292 and $339,596,123, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,676. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $432.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Emerging Markets Equity Central Fund

Semiannual Report

March 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMQ-SANN-0513
1.876936.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Actual	.1138%	$ 1,000.00	$ 1,047.40	$ .58
HypotheticalA		$ 1,000.00	$ 1,024.36	$ .57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2013
Korea (South) 14.6%
Brazil 11.9%
Russia 8.4%
China 7.2%
Taiwan 7.0%
Cayman Islands 6.5%
India 5.8%
Mexico 5.0%
United States of America 5.0%
Other 28.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of September 30, 2012
Korea (South) 15.1%
Brazil 13.9%
China 8.1%
Russia 8.1%
Taiwan 7.8%
Cayman Islands 5.6%
Mexico 4.8%
India 4.5%
South Africa 3.9%
Other 28.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.1	98.3
Short-Term Investments and Net Other Assets (Liabilities)	3.9	1.7
Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	5.0	4.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.8	2.8
Vale SA (PN-A) sponsored ADR (Brazil, Metals & Mining)	1.9	2.1
Mobile TeleSystems OJSC (Russia, Wireless Telecommunication Services)	1.8	1.1
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.7	1.4
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.6	1.6
Itau Unibanco Holding SA sponsored ADR (Brazil, Commercial Banks)	1.5	0.9
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.4	1.6
PT Telkomunikasi Indonesia Tbk (Indonesia, Diversified Telecommunication Services)	1.2	1.1
America Movil S.A.B. de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.2	1.7
	20.1
Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	24.9
Information Technology	13.9	13.7
Energy	11.9	13.1
Materials	10.9	12.0
Consumer Staples	8.8	8.9
Telecommunication Services	7.1	7.1
Consumer Discretionary	6.7	7.8
Industrials	6.6	6.7
Utilities	3.1	3.0
Health Care	1.3	1.1

Semiannual Report

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
Australia - 0.2%
Paladin Energy Ltd. (Australia) (a)(d)	1,621,094	$ 1,670,924
Austria - 0.4%
Erste Group Bank AG	95,400	2,657,329
Bailiwick of Jersey - 0.3%
Atrium European Real Estate Ltd.	381,409	2,200,091
Bermuda - 2.4%
Aquarius Platinum Ltd. (Australia) (a)	1,309,186	981,402
BW Offshore Ltd.	3,591,300	3,781,448
Cosan Ltd. Class A	235,633	4,594,844
GP Investments Ltd. (depositary receipt) (a)	942,807	2,356,143
Kunlun Energy Co. Ltd.	1,088,000	2,312,642
Seadrill Ltd.	47,906	1,736,370
Shangri-La Asia Ltd.	806,000	1,578,244
Vostok Nafta Investment Ltd. SDR	24,500	92,488
TOTAL BERMUDA		17,433,581
Brazil - 10.5%
Anhanguera Educacional Participacoes SA	226,376	3,659,881
Arezzo Industria e Comercio SA	84,100	1,682,208
Banco do Brasil SA	216,300	2,929,670
BM&F Bovespa SA	831,300	5,590,680
BR Properties SA	165,700	1,843,343
Brasil Brokers Participacoes SA	306,400	1,097,779
CCR SA	263,300	2,688,051
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	36,200	1,532,346
Companhia de Saneamento de Minas Gerais	73,810	1,789,046
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (d)	139,320	2,155,280
Estacio Participacoes SA	89,600	1,927,015
Fibria Celulose SA (a)	110,500	1,322,227
Gerdau SA sponsored ADR (d)	415,200	3,201,192
Itau Unibanco Holding SA sponsored ADR	598,260	10,649,028
Mills Estruturas e Servicos de Engenharia SA	159,800	2,562,968
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	204,800	3,717,120
sponsored ADR	80,592	1,335,409
Sul America SA unit	178,500	1,787,871
Telefonica Brasil SA sponsored ADR	112,800	3,009,504
TIM Participacoes SA sponsored ADR	80,100	1,752,588
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	213,300	$ 5,407,576
Vale SA (PN-A) sponsored ADR	827,000	13,670,310
TOTAL BRAZIL		75,311,092
Canada - 2.0%
Barrick Gold Corp.	48,900	1,436,409
First Quantum Minerals Ltd.	138,200	2,628,364
Goldcorp, Inc.	83,000	2,792,676
Guyana Goldfields, Inc. (a)	8,100	22,486
Guyana Goldfields, Inc. (a)(e)	248,500	689,836
Pan American Silver Corp.	77,300	1,266,174
Petrominerales Ltd.	147,500	897,327
Torex Gold Resources, Inc. (a)	900,900	1,543,108
Yamana Gold, Inc.	176,600	2,720,667
TOTAL CANADA		13,997,047
Cayman Islands - 6.5%
21Vianet Group, Inc. ADR (a)(d)	119,800	1,126,120
Anta Sports Products Ltd.	2,175,000	1,860,471
Anton Oilfield Services Group	4,936,000	3,433,717
Baidu.com, Inc. sponsored ADR (a)	53	4,648
Belle International Holdings Ltd.	1,413,000	2,348,159
China Liansu Group Holdings Ltd.	2,482,000	1,406,857
Cimc Enric Holdings Ltd.	1,514,000	1,630,526
Eurasia Drilling Co. Ltd. GDR (Reg. S)	119,983	4,259,397
Gourmet Master Co. Ltd.	243,000	1,370,698
Greatview Aseptic Pack Co. Ltd.	5,226,000	3,500,808
Haitian International Holdings Ltd.	1,373,000	2,136,648
Hengan International Group Co. Ltd.	654,000	6,398,838
Hilong Holdings Ltd.	2,533,000	1,031,141
Springland International Holdings Ltd.	480,000	242,395
SPT Energy Group, Inc.	1,948,000	913,452
Tencent Holdings Ltd.	192,800	6,129,821
Uni-President China Holdings Ltd.	2,955,000	3,387,997
Veripos (a)	380,837	1,434,476
Xueda Education Group sponsored ADR	267,600	832,236
Yingde Gases Group Co. Ltd.	2,580,500	2,875,515
TOTAL CAYMAN ISLANDS		46,323,920
Chile - 0.9%
Aguas Andinas SA	2,222,884	1,744,363
Empresa Nacional de Electricidad SA	24,986	44,221
Common Stocks - continued
	Shares	Value
Chile - continued
Empresa Nacional de Telecomunicaciones SA (ENTEL)	109,372	$ 2,317,340
Inversiones La Construccion SA	137,160	2,663,201
TOTAL CHILE		6,769,125
China - 7.2%
BBMG Corp. (H Shares)	3,152,000	2,570,310
China Communications Construction Co. Ltd. (H Shares)	2,730,000	2,539,191
China Communications Services Corp. Ltd. (H Shares)	108,000	69,704
China Construction Bank Corp. (H Shares)	13,771,000	11,247,353
China Pacific Insurance Group Co. Ltd. (H Shares)	1,733,600	5,706,048
China Shenhua Energy Co. Ltd. (H Shares)	977,500	3,551,088
China Suntien Green Energy Corp. Ltd. (H Shares)	12,158,600	3,320,588
China Telecom Corp. Ltd. (H Shares)	6,524,000	3,286,142
Dongfeng Motor Group Co. Ltd. (H Shares)	2,402,000	3,372,835
Industrial & Commercial Bank of China Ltd. (H Shares)	14,560,000	10,203,657
Maanshan Iron & Steel Ltd. (H Shares) (a)	5,544,000	1,442,681
PICC Property & Casualty Co. Ltd. (H Shares)	1,128,000	1,448,771
Weichai Power Co. Ltd. (H Shares)	796,600	2,652,751
TOTAL CHINA		51,411,119
Colombia - 0.6%
Ecopetrol SA ADR (d)	76,100	4,148,972
Cyprus - 0.4%
Globaltrans Investment PLC:
GDR (e)	33,200	523,896
GDR (Reg. S)	153,700	2,425,386
TOTAL CYPRUS		2,949,282
Egypt - 0.3%
Orascom Telecom Holding SAE unit (a)	567,000	1,803,060
Ghana - 0.1%
Ecobank Transnational, Inc.	11,902,987	1,051,036
Hong Kong - 0.9%
China Resources Power Holdings Co. Ltd.	32,000	95,845
Lenovo Group Ltd.	5,134,000	5,099,244
Sinotruk Hong Kong Ltd.	2,646,500	1,428,504
TOTAL HONG KONG		6,623,593
India - 5.8%
Axis Bank Ltd.	218,008	5,209,682
Bharti Airtel Ltd. (a)	347,996	1,865,292
Bharti Infratel Ltd.	423,697	1,392,992
Common Stocks - continued
	Shares	Value
India - continued
Eicher Motors Ltd.	5,179	$ 243,793
Grasim Industries Ltd. (a)	29,162	1,575,639
Indiabulls Real Estate Ltd. (a)	3,574,994	3,582,876
Infosys Ltd. sponsored ADR	4,700	253,377
ITC Ltd.	1,300,037	7,391,079
JK Cement Ltd. (a)	133,030	648,897
Larsen & Toubro Ltd.	124,866	3,134,153
Lupin Ltd.	184,449	2,129,991
Maruti Suzuki India Ltd.	96,755	2,282,135
Muthoot Finance Ltd. (a)	230,158	776,355
NHPC Ltd.	3,843,053	1,401,518
NTPC Ltd.	883,233	2,303,416
Phoenix Mills Ltd. (a)	174,671	881,538
SREI Infrastructure Finance Ltd.	4,779,930	2,349,130
State Bank of India	79,185	3,015,446
Tata Consultancy Services Ltd.	47,759	1,382,624
TOTAL INDIA		41,819,933
Indonesia - 2.9%
PT Bakrieland Development Tbk (a)	263,674,500	1,518,364
PT Bank Rakyat Indonesia Tbk	4,592,500	4,132,159
PT Bank Tabungan Negara Tbk	13,703,100	2,395,453
PT Indo Tambangraya Megah Tbk	406,500	1,483,914
PT Kalbe Farma Tbk	17,057,000	2,174,924
PT Lippo Karawaci Tbk	3,373,500	475,249
PT Telkomunikasi Indonesia Tbk:
Series B	882,500	998,222
sponsored ADR	175,610	7,916,499
TOTAL INDONESIA		21,094,784
Israel - 0.3%
NICE Systems Ltd. sponsored ADR (a)	53,000	1,951,990
Italy - 0.3%
Saipem SpA	64,613	1,986,952
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan GDR unit (a)	230,100	1,652,118
Kenya - 0.6%
Equity Bank Ltd.	8,734,500	3,396,751
Safaricom Ltd.	14,519,909	1,018,941
TOTAL KENYA		4,415,692
Common Stocks - continued
	Shares	Value
Korea (South) - 13.5%
AMOREPACIFIC Group, Inc.	6,886	$ 2,464,811
Daou Technology, Inc.	71,860	1,147,147
E-Mart Co. Ltd.	28,998	5,737,521
GS Engineering & Construction Corp.	33,460	1,664,120
Hana Financial Group, Inc.	163,740	5,824,181
Hankook Shell Oil Co. Ltd.	1,694	487,525
Hyundai Heavy Industries Co. Ltd.	15,234	2,890,879
Hyundai Industrial Development & Construction Co.	45,010	1,038,646
KB Financial Group, Inc.	168,532	5,683,910
Korea Electric Power Corp. (a)	109,620	2,987,212
Korean Reinsurance Co.	270,250	2,795,098
KT&G Corp.	43,355	2,986,768
LG Chemical Ltd.	17,035	4,105,920
LG Corp.	52,769	3,099,029
Lotte Chemical Corp.	8,067	1,436,517
LS Industrial Systems Ltd.	46,847	2,595,351
Orion Corp.	2,978	2,900,592
POSCO sponsored ADR (d)	64,300	4,739,553
Samsung Electronics Co. Ltd.	26,120	35,871,197
Shinhan Financial Group Co. Ltd.	79,280	2,880,571
Shinhan Financial Group Co. Ltd. sponsored ADR	34,940	1,254,346
SK Energy Co. Ltd.	10,750	1,566,235
SK Hynix, Inc.	41,840	1,081,840
TOTAL KOREA (SOUTH)		97,238,969
Luxembourg - 0.5%
Subsea 7 SA	151,077	3,530,713
Malaysia - 0.7%
Axiata Group Bhd	1,371,000	2,917,962
Petronas Dagangan Bhd	249,100	1,855,598
TOTAL MALAYSIA		4,773,560
Mexico - 5.0%
America Movil S.A.B. de CV Series L sponsored ADR	418,230	8,766,101
CEMEX SA de CV sponsored ADR	402,781	4,917,956
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)(d)	53,800	480,972
El Puerto de Liverpool SA Class C	204,000	2,512,456
Fibra Uno Administracion SA de CV	564,700	1,863,063
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	57,500	6,526,250
Grupo Comercial Chedraui de CV	956,500	3,237,005
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	247,400	$ 6,583,314
Infraestructura Energetica Nova S.A.B. de CV	220,800	703,259
TOTAL MEXICO		35,590,376
Netherlands - 0.3%
ASML Holding NV (Netherlands)	7,300	490,988
Fugro NV (Certificaten Van Aandelen)	34,500	1,909,585
TOTAL NETHERLANDS		2,400,573
Nigeria - 1.8%
Guaranty Trust Bank PLC GDR (Reg. S)	674,112	5,494,013
Zenith Bank PLC	54,545,875	7,327,830
TOTAL NIGERIA		12,821,843
Norway - 1.1%
ElectroMagnetic GeoServices ASA (a)	1,015,143	1,506,877
Sevan Drilling ASA (a)(d)	1,483,377	967,627
Spectrum ASA	92,300	1,011,377
TGS Nopec Geophysical Co. ASA	118,017	4,445,275
TOTAL NORWAY		7,931,156
Panama - 0.5%
Copa Holdings SA Class A	30,500	3,648,105
Philippines - 1.7%
Metro Pacific Investments Corp.	15,699,900	2,146,666
Metropolitan Bank & Trust Co.	1,217,767	3,491,270
Robinsons Land Corp.	10,667,150	6,665,335
TOTAL PHILIPPINES		12,303,271
Poland - 0.6%
Eurocash SA	125,800	2,052,892
Polski Koncern Naftowy Orlen SA (a)	133,700	2,109,972
TOTAL POLAND		4,162,864
Russia - 6.8%
Bank St. Petersburg OJSC	374,200	440,490
DIXY Group OJSC (a)	159,700	2,143,344
E.ON Russia JSC (a)	65,537,100	5,535,929
Gazprom OAO sponsored ADR	315,101	2,678,359
Lukoil Oil Co. (a)	25,900	1,667,238
Magnit OJSC	24,388	4,652,118
Magnitogorsk Iron & Steel Works OJSC unit	304,000	1,042,112
Mobile TeleSystems OJSC (a)	1,250,500	11,093,855
Common Stocks - continued
	Shares	Value
Russia - continued
Mobile TeleSystems OJSC sponsored ADR	85,250	$ 1,768,085
Raspadskaya OAO (a)	401,393	753,446
RusHydro JSC sponsored ADR	399,900	777,806
Sberbank (Savings Bank of the Russian Federation) (a)	3,880,994	12,326,139
Sistema JSFC (a)	3,303,900	2,713,726
Tatneft OAO sponsored ADR	28,505	1,128,228
TNK-BP Holding	185,900	229,944
TOTAL RUSSIA		48,950,819
Singapore - 0.7%
Ezion Holdings Ltd.	177,000	309,663
First Resources Ltd.	1,451,000	2,140,791
Super Group Ltd. Singapore	909,000	2,858,145
TOTAL SINGAPORE		5,308,599
South Africa - 3.6%
Absa Group Ltd. (f)	162,788	2,744,026
Anglo Platinum Ltd.	13,700	569,377
Aspen Pharmacare Holdings Ltd.	149,900	3,113,482
Blue Label Telecoms Ltd.	687,731	590,106
Impala Platinum Holdings Ltd.	265,600	3,916,714
JSE Ltd.	359,500	2,787,549
Life Healthcare Group Holdings Ltd.	651,600	2,451,835
Naspers Ltd. Class N	107,400	6,690,819
Reunert Ltd.	206,100	1,720,246
Wilson Bayly Holmes-Ovcon Ltd.	84,000	1,409,181
TOTAL SOUTH AFRICA		25,993,335
Taiwan - 7.0%
Chipbond Technology Corp.	610,000	1,376,339
Chroma ATE, Inc.	739,933	1,766,109
Cleanaway Co. Ltd.	55,000	405,982
E.SUN Financial Holdings Co. Ltd.	3,838,000	2,306,248
ECLAT Textile Co. Ltd.	641,000	2,778,839
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,688,700	4,709,048
MediaTek, Inc.	428,000	4,900,106
Synnex Technology International Corp.	451,753	828,738
Taiwan Fertilizer Co. Ltd.	1,662,000	3,989,200
Taiwan Semiconductor Manufacturing Co. Ltd.	3,789,469	12,749,115
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	416,001	7,151,057
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unified-President Enterprises Corp.	2,568,510	$ 4,866,686
Yuanta Financial Holding Co. Ltd.	4,927,000	2,507,043
TOTAL TAIWAN		50,334,510
Thailand - 1.3%
Bangkok Bank PCL (For. Reg.)	904,000	7,161,618
PTT Global Chemical PCL (For. Reg.)	953,137	2,302,695
TOTAL THAILAND		9,464,313
Turkey - 2.4%
Aygaz A/S	574,381	3,444,445
TAV Havalimanlari Holding A/S	517,000	3,571,823
Tupras Turkiye Petrol Rafinelleri A/S	158,000	4,802,962
Turkiye Halk Bankasi A/S	275,000	2,971,453
Turkiye Is Bankasi A/S Series C	621,100	2,389,242
TOTAL TURKEY		17,179,925
United Kingdom - 0.4%
Evraz PLC	345,500	1,165,433
Kazakhmys PLC	250,200	1,491,773
TOTAL UNITED KINGDOM		2,657,206
United States of America - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	56,034	4,292,765
Universal Display Corp. (a)(d)	61,790	1,816,008
TOTAL UNITED STATES OF AMERICA		6,108,773
TOTAL COMMON STOCKS (Cost $605,323,966)		657,670,550
Nonconvertible Preferred Stocks - 4.3%

Brazil - 1.4%
Banco do Estado Rio Grande do Sul SA	441,000	3,773,297
Braskem SA (PN-A)	352,300	2,362,323
Companhia Paranaense de Energia-Copel (PN-B)	8,260	127,328
Lojas Americanas SA (PN)	441,310	3,802,156
TOTAL BRAZIL		10,065,104
Chile - 0.2%
Embotelladora Andina SA Class A	327,732	1,751,611
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - 1.1%
Hyundai Motor Co. Series 2	54,841	$ 4,241,675
Samsung Electronics Co. Ltd.	4,479	3,528,732
TOTAL KOREA (SOUTH)		7,770,407
Russia - 1.6%
Sberbank (Savings Bank of the Russian Federation) (a)	2,512,200	6,063,026
Surgutneftegaz JSC (a)	7,454,900	5,186,507
TOTAL RUSSIA		11,249,533
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,292,467)		30,836,655
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.08% 4/18/13 (g) (Cost $999,965)	$ 1,000,000	999,983
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	23,975,755	23,975,755
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	6,503,969	6,503,969
TOTAL MONEY MARKET FUNDS (Cost $30,479,724)		30,479,724
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $665,096,122)		719,986,912
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,202,930)
NET ASSETS - 100%		$ 717,783,982
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
34 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2013	$ 1,746,580	$ 6,319

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,213,732 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $119,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,071
Fidelity Securities Lending Cash Central Fund	13,475
Total	$ 31,546
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,246,508	$ 45,964,373	$ 2,282,135	$ -
Consumer Staples	63,028,794	63,028,794	-	-
Energy	84,976,566	84,976,566	-	-
Financials	183,806,023	183,806,023	-	-
Health Care	9,870,232	9,870,232	-	-
Industrials	47,440,668	47,440,668	-	-
Information Technology	97,657,013	97,657,013	-	-
Materials	77,681,720	76,106,081	1,575,639	-
Telecommunication Services	52,690,013	52,690,013	-	-
Utilities	23,109,668	23,109,668	-	-
Government Obligations	999,983	-	999,983	-
Money Market Funds	30,479,724	30,479,724	-	-
Total Investments in Securities:	$ 719,986,912	$ 715,129,155	$ 4,857,757	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 6,319	$ 6,319	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 895,746
Level 2 to Level 1	$ 8,983,604
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 6,319	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,305,899) - See accompanying schedule: Unaffiliated issuers (cost $634,616,398)	$ 689,507,188
Fidelity Central Funds (cost $30,479,724)	30,479,724
Total Investments (cost $665,096,122)		$ 719,986,912
Cash		514,774
Foreign currency held at value (cost $417)		417
Receivable for investments sold
Regular delivery		7,307,923
Delayed delivery		305,746
Receivable for fund shares sold		148,215
Dividends receivable		1,396,490
Distributions receivable from Fidelity Central Funds		6,403
Receivable for daily variation margin on futures contracts		2,210
Other receivables		131,838
Total assets		729,800,928

Liabilities
Payable for investments purchased Regular delivery	$ 4,419,116
Delayed delivery	57,479
Payable for fund shares redeemed	888,907
Distributions payable	17
Other payables and accrued expenses	147,458
Collateral on securities loaned, at value	6,503,969
Total liabilities		12,016,946

Net Assets		$ 717,783,982
Net Assets consist of:
Paid in capital		$ 662,959,622
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		54,824,360
Net Assets, for 3,522,358 shares outstanding		$ 717,783,982
Net Asset Value, offering price and redemption price per share ($717,783,982 ÷ 3,522,358 shares)		$ 203.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,753,621
Interest		1,520
Income from Fidelity Central Funds		31,546
Income before foreign taxes withheld		3,786,687
Less foreign taxes withheld		(409,298)
Total income		3,377,389

Expenses
Custodian fees and expenses	$ 326,157
Independent directors' compensation	1,570
Total expenses before reductions	327,727
Expense reductions	(2,077)	325,650
Net investment income (loss)		3,051,739
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	977,349
Foreign currency transactions	(139,890)
Futures contracts	(167,502)
Total net realized gain (loss)		669,957
Change in net unrealized appreciation (depreciation) on: Investment securities	26,838,225
Assets and liabilities in foreign currencies	(31,002)
Futures contracts	6,319
Total change in net unrealized appreciation (depreciation)		26,813,542
Net gain (loss)		27,483,499
Net increase (decrease) in net assets resulting from operations		$ 30,535,238

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,051,739	$ 5,937,273
Net realized gain (loss)	669,957	(10,780,593)
Change in net unrealized appreciation (depreciation)	26,813,542	57,579,691
Net increase (decrease) in net assets resulting from operations	30,535,238	52,736,371
Distributions to partners from net investment income	(2,561,188)	(5,351,380)
Affiliated share transactions Proceeds from sales of shares	502,503,140	70,313,244
Reinvestment of distributions	2,545,749	5,347,118
Cost of shares redeemed	(36,751,179)	(152,217,044)
Net increase (decrease) in net assets resulting from share transactions	468,297,710	(76,556,682)
Total increase (decrease) in net assets	496,271,760	(29,171,691)

Net Assets
Beginning of period	221,512,222	250,683,913
End of period	$ 717,783,982	$ 221,512,222
Other Affiliated Information Shares
Sold	2,552,047	379,412
Issued in reinvestment of distributions	12,848	28,699
Redeemed	(175,287)	(780,586)
Net increase (decrease)	2,389,608	(372,475)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 195.55	$ 166.54	$ 204.65	$ 169.41	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.09	4.14	3.61	3.41	2.43
Net realized and unrealized gain (loss)	8.15	28.97	(38.40)	34.39	69.31
Total from investment operations	9.24	33.11	(34.79)	37.80	71.74
Distributions to partners from net investment income	(1.01)	(4.10)	(3.32)	(2.56)	(2.33)
Net asset value, end of period	$ 203.78	$ 195.55	$ 166.54	$ 204.65	$ 169.41
Total Return B, C	4.74%	20.04%	(17.34)%	22.50%	72.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.11% A	.16%	.12%	.12%	.12% A
Expenses net of fee waivers, if any	.11% A	.16%	.12%	.12%	.12% A
Expenses net of all reductions	.11% A	.16%	.12%	.12%	.12% A
Net investment income (loss)	1.06% A	2.19%	1.67%	1.86%	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$717,784	$ 221,512	$ 250,684	$ 394,562	$ 181,660
Portfolio turnover rate F	70% A	103%	126%	104%	94% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 9, 2008 (commencement of operations) to September 30, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 82,857,347
Gross unrealized depreciation	(30,210,343)
Net unrealized appreciation (depreciation) on securities and other investments	$ 52,647,004

Tax cost	$ 667,339,908

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(167,502) and a change in net unrealized appreciation of $6,319 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $631,376,084 and $188,534,467, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,623 for the period.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,504,752. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,475, including $1,614 from securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,570.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $507.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Equity Sector
Central Funds

Consumer Discretionary Central Fund

Consumer Staples Central Fund

Energy Central Fund

Financials Central Fund

Health Care Central Fund

Industrials Central Fund

Information Technology Central Fund

Materials Central Fund

Telecom Services Central Fund

Utilities Central Fund

Semiannual Report

March 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-SANN-0513
1.831586.106

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Consumer Discretionary	.0016%
Actual		$ 1,000.00	$ 1,130.80	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01
Consumer Staples	.0050%
Actual		$ 1,000.00	$ 1,128.20	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .03
Energy	.0029%
Actual		$ 1,000.00	$ 1,092.10	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01
Financials	.0041%
Actual		$ 1,000.00	$ 1,135.60	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .02
Health Care	.0048%
Actual		$ 1,000.00	$ 1,130.10	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .02
Industrials	.0025%
Actual		$ 1,000.00	$ 1,186.10	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01
Information Technology	.0104%
Actual		$ 1,000.00	$ 1,018.30	$ .05
HypotheticalA		$ 1,000.00	$ 1,024.88	$ .05
Materials	.0049%
Actual		$ 1,000.00	$ 1,095.90	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .02
Telecom Services	.0050%
Actual		$ 1,000.00	$ 1,053.20	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .03
Utilities	.0022%
Actual		$ 1,000.00	$ 1,143.60	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Comcast Corp. Class A	8.5	8.1
The Walt Disney Co.	5.7	5.7
News Corp. Class A	5.1	4.7
Lowe's Companies, Inc.	4.3	2.6
Time Warner, Inc.	4.1	3.2
Yum! Brands, Inc.	3.3	3.8
NIKE, Inc. Class B	2.8	0.0
Starbucks Corp.	2.6	0.9
Dollar General Corp.	2.5	2.5
Cabela's, Inc. Class A	2.4	0.2
	41.3
Top Industries (% of fund's net assets)
As of March 31, 2013
Specialty Retail 33.3%
Media 27.5%
Hotels, Restaurants & Leisure 11.1%
Textiles, Apparel & Luxury Goods 9.8%
Internet & Catalog Retail 4.8%
All Others* 13.5%

As of September 30, 2012
Media 30.8%
Specialty Retail 27.8%
Hotels, Restaurants & Leisure 12.3%
Multiline Retail 7.7%
Household Durables 5.0%
All Others* 16.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AUTO COMPONENTS - 0.7%
Auto Parts & Equipment - 0.7%
Delphi Automotive PLC	170,396	$ 7,565,582
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Office Services & Supplies - 0.6%
Interface, Inc.	384,394	7,388,053
DISTRIBUTORS - 2.0%
Distributors - 2.0%
LKQ Corp. (a)	1,024,934	22,302,564
DIVERSIFIED CONSUMER SERVICES - 0.5%
Education Services - 0.2%
Grand Canyon Education, Inc. (a)	92,300	2,343,497
Specialized Consumer Services - 0.3%
Ascent Capital Group, Inc. (a)	42,128	3,136,008
TOTAL DIVERSIFIED CONSUMER SERVICES		5,479,505
HOTELS, RESTAURANTS & LEISURE - 11.1%
Hotels, Resorts & Cruise Lines - 1.1%
Wyndham Worldwide Corp.	186,465	12,023,263
Restaurants - 10.0%
BJ's Restaurants, Inc. (a)	36,700	1,221,376
Bloomin' Brands, Inc.	502,353	8,977,048
Buffalo Wild Wings, Inc. (a)	76,100	6,661,033
Chipotle Mexican Grill, Inc. (a)	34,429	11,219,378
Domino's Pizza, Inc.	289,322	14,882,724
Starbucks Corp.	526,571	29,993,484
Texas Roadhouse, Inc. Class A	153,287	3,094,865
Yum! Brands, Inc.	522,032	37,554,982
		113,604,890
TOTAL HOTELS, RESTAURANTS & LEISURE		125,628,153
HOUSEHOLD DURABLES - 1.9%
Homebuilding - 0.5%
NVR, Inc. (a)	5,400	5,832,594
Housewares & Specialties - 1.4%
Jarden Corp. (a)	375,936	16,108,858
TOTAL HOUSEHOLD DURABLES		21,941,452
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - 4.8%
Catalog Retail - 1.7%
Liberty Media Corp. Interactive Series A (a)	897,564	$ 19,189,918
Internet Retail - 3.1%
Amazon.com, Inc. (a)	47,891	12,762,473
priceline.com, Inc. (a)	32,711	22,502,878
		35,265,351
TOTAL INTERNET & CATALOG RETAIL		54,455,269
LEISURE EQUIPMENT & PRODUCTS - 2.1%
Leisure Products - 2.1%
Brunswick Corp.	483,800	16,555,636
Mattel, Inc.	156,450	6,850,946
		23,406,582
MEDIA - 27.5%
Broadcasting - 3.1%
Discovery Communications, Inc. (a)	234,000	18,425,160
Liberty Media Corp. Class A (a)	151,828	16,948,560
		35,373,720
Cable & Satellite - 9.5%
Comcast Corp. Class A	2,294,844	96,406,398
DISH Network Corp. Class A	288,223	10,923,652
		107,330,050
Movies & Entertainment - 14.9%
News Corp. Class A	1,876,608	57,274,076
The Walt Disney Co.	1,139,774	64,739,163
Time Warner, Inc.	814,416	46,926,650
		168,939,889
TOTAL MEDIA		311,643,659
MULTILINE RETAIL - 4.5%
General Merchandise Stores - 4.5%
Dollar General Corp. (a)	571,159	28,889,222
Dollar Tree, Inc. (a)	468,694	22,698,850
		51,588,072
PROFESSIONAL SERVICES - 0.4%
Research & Consulting Services - 0.4%
Nielsen Holdings B.V.	132,480	4,745,434
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - 33.3%
Apparel Retail - 8.2%
Abercrombie & Fitch Co. Class A	102,401	$ 4,730,926
American Eagle Outfitters, Inc.	1,011,986	18,924,138
Ascena Retail Group, Inc. (a)	244,100	4,528,055
H&M Hennes & Mauritz AB (B Shares)	62,600	2,238,270
Inditex SA	16,804	2,227,257
L Brands, Inc.	288,170	12,869,672
Ross Stores, Inc.	334,155	20,256,476
TJX Companies, Inc.	585,869	27,389,376
		93,164,170
Automotive Retail - 4.6%
AutoZone, Inc. (a)	23,400	9,284,418
CarMax, Inc. (a)	387,640	16,164,588
O'Reilly Automotive, Inc. (a)	259,431	26,604,649
		52,053,655
Home Improvement Retail - 6.3%
Home Depot, Inc.	319,118	22,268,054
Lowe's Companies, Inc.	1,285,175	48,733,836
		71,001,890
Homefurnishing Retail - 3.3%
Bed Bath & Beyond, Inc. (a)	231,462	14,910,782
Williams-Sonoma, Inc.	450,244	23,196,571
		38,107,353
Specialty Stores - 10.9%
Cabela's, Inc. Class A (a)	453,217	27,546,529
Dick's Sporting Goods, Inc.	339,728	16,069,134
Hibbett Sports, Inc. (a)	136,278	7,668,363
PetSmart, Inc.	337,761	20,974,958
Sally Beauty Holdings, Inc. (a)	500,600	14,707,628
Signet Jewelers Ltd.	80,900	5,420,300
Tiffany & Co., Inc. (d)	48,857	3,397,516
Tractor Supply Co.	168,037	17,497,693
Ulta Salon, Cosmetics & Fragrance, Inc.	121,971	9,900,386
		123,182,507
TOTAL SPECIALTY RETAIL		377,509,575
TEXTILES, APPAREL & LUXURY GOODS - 9.8%
Apparel, Accessories & Luxury Goods - 6.0%
Coach, Inc.	225,178	11,256,648
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Apparel, Accessories & Luxury Goods - continued
Hanesbrands, Inc.	418,929	$ 19,086,405
PVH Corp.	145,462	15,536,796
VF Corp.	131,126	21,996,387
		67,876,236
Footwear - 3.8%
NIKE, Inc. Class B	525,198	30,991,934
Steven Madden Ltd. (a)	113,794	4,909,073
Wolverine World Wide, Inc.	158,700	7,041,519
		42,942,526
TOTAL TEXTILES, APPAREL & LUXURY GOODS		110,818,762
TOTAL COMMON STOCKS (Cost $920,654,767)		1,124,472,662
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.15% (b)	671,372	671,372
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	4,996,516	4,996,516
TOTAL MONEY MARKET FUNDS (Cost $5,667,888)		5,667,888
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 3/28/13 due 4/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $3,343,000)	$ 3,343,057	3,343,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $929,665,655)		1,133,483,550
NET OTHER ASSETS (LIABILITIES) - 0.0%		225,347
NET ASSETS - 100%		$ 1,133,708,897
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,343,000 due 4/01/13 at 0.15%
Barclays Capital, Inc.	$ 523,904
Citibank NA	1,466,930
Merrill Lynch, Pierce, Fenner & Smith, Inc.	367,227
UBS Securities LLC	984,939
$ 3,343,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,012
Fidelity Securities Lending Cash Central Fund	16,476
Total	$ 25,488
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,891,578 and repurchase agreements of $3,343,000) - See accompanying schedule: Unaffiliated issuers (cost $923,997,767)	$ 1,127,815,662
Fidelity Central Funds (cost $5,667,888)	5,667,888
Total Investments (cost $929,665,655)		$ 1,133,483,550
Cash		205,618
Receivable for investments sold		35,033,621
Receivable for fund shares sold		176,371
Dividends receivable		437,375
Distributions receivable from Fidelity Central Funds		4,530
Total assets		1,169,341,065

Liabilities
Payable for investments purchased	$ 29,646,252
Payable for fund shares redeemed	982,620
Other payables and accrued expenses	6,780
Collateral on securities loaned, at value	4,996,516
Total liabilities		35,632,168

Net Assets		$ 1,133,708,897
Net Assets consist of:
Paid in capital		$ 929,892,410
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		203,816,487
Net Assets, for 6,689,655 shares outstanding		$ 1,133,708,897
Net Asset Value, offering price and redemption price per share ($1,133,708,897 ÷ 6,689,655 shares)		$ 169.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 7,176,088
Interest		62
Income from Fidelity Central Funds		25,488
Total income		7,201,638

Expenses
Custodian fees and expenses	$ 7,816
Independent directors' compensation	3,145
Interest	222
Total expenses before reductions	11,183
Expense reductions	(3,145)	8,038
Net investment income (loss)		7,193,600
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,391,895
Foreign currency transactions	(6,020)
Total net realized gain (loss)		37,385,875
Change in net unrealized appreciation (depreciation) on: Investment securities	85,953,027
Assets and liabilities in foreign currencies	(36)
Total change in net unrealized appreciation (depreciation)		85,952,991
Net gain (loss)		123,338,866
Net increase (decrease) in net assets resulting from operations		$ 130,532,466

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,193,600	$ 10,793,918
Net realized gain (loss)	37,385,875	82,136,428
Change in net unrealized appreciation (depreciation)	85,952,991	130,525,433
Net increase (decrease) in net assets resulting from operations	130,532,466	223,455,779
Distributions to partners from net investment income	(7,110,287)	(10,509,822)
Affiliated share transactions Proceeds from sales of shares	129,518,091	183,740,888
Reinvestment of distributions	7,110,124	10,509,551
Cost of shares redeemed	(40,478,637)	(99,370,155)
Net increase (decrease) in net assets resulting from share transactions	96,149,578	94,880,284
Total increase (decrease) in net assets	219,571,757	307,826,241

Net Assets
Beginning of period	914,137,140	606,310,899
End of period	$ 1,133,708,897	$ 914,137,140
Other Affiliated Information Shares
Sold	844,819	1,400,302
Issued in reinvestment of distributions	45,012	75,424
Redeemed	(258,009)	(723,887)
Net increase (decrease)	631,822	751,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 150.90	$ 114.27	$ 113.46	$ 92.13	$ 92.45	$ 121.71
Income from Investment Operations
Net investment income (loss) D	1.11	1.84	1.65	1.25	1.29	1.71
Net realized and unrealized gain (loss)	18.55	36.60	.74	21.31	(.32)	(29.41)
Total from investment operations	19.66	38.44	2.39	22.56	.97	(27.70)
Distributions to partners from net investment income	(1.09)	(1.81)	(1.58)	(1.23)	(1.29)	(1.56)
Net asset value, end of period	$ 169.47	$ 150.90	$ 114.27	$ 113.46	$ 92.13	$ 92.45
Total Return B, C	13.08%	33.79%	1.96%	24.64%	1.38%	(22.90)%
Ratios to Average Net Assets E, H
Expenses before reductions	-% A, G	-% G	.01%	.01%	-% G	-% G
Expenses net of fee waivers, if any	-% A, G	-% G	.01%	.01%	-% G	-% G
Expenses net of all reductions	-% A, G	-% G	.01%	.01%	-% G	-% G
Net investment income (loss)	1.42% A	1.32%	1.29%	1.21%	1.73%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,133,709	$ 914,137	$ 606,311	$ 605,022	$ 517,450	$ 530,726
Portfolio turnover rate F	132% A	191%	179%	143% I	91%	62%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	14.0	12.1
Procter & Gamble Co.	12.5	16.0
The Coca-Cola Co.	11.8	11.1
CVS Caremark Corp.	7.8	7.2
Altria Group, Inc.	5.0	5.4
Wal-Mart Stores, Inc.	3.1	2.1
Kroger Co.	2.8	1.0
Philip Morris International, Inc.	2.6	2.3
Colgate-Palmolive Co.	2.5	3.0
Diageo PLC sponsored ADR	2.5	3.1
	64.6
Top Industries (% of fund's net assets)
As of March 31, 2013
Beverages 25.2%
Tobacco 23.2%
Food & Staples Retailing 16.3%
Household Products 15.0%
Food Products 10.9%
All Others* 9.4%

As of September 30, 2012
Beverages 29.5%
Tobacco 20.7%
Household Products 19.7%
Food & Staples Retailing 12.8%
Food Products 9.5%
All Others* 7.8%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Consumer Staples Central Fund

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
BEVERAGES - 25.2%
Brewers - 4.2%
Anheuser-Busch InBev SA NV	212,853	$ 21,077,324
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	105,415	4,462,217
Compania Cervecerias Unidas SA sponsored ADR	65,600	2,170,048
SABMiller PLC	290,200	15,274,314
		42,983,903
Distillers & Vintners - 5.7%
Diageo PLC sponsored ADR	202,345	25,463,095
Pernod Ricard SA	158,244	19,718,569
Remy Cointreau SA (d)	111,270	12,859,652
		58,041,316
Soft Drinks - 15.3%
Coca-Cola Bottling Co. CONSOLIDATED	39,317	2,371,601
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	15,080	2,469,652
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	31,570	844,813
Coca-Cola Icecek A/S	148,435	4,286,591
Embotelladora Andina SA:
ADR	19,987	634,188
sponsored ADR	106,758	4,270,320
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	22,813	2,589,276
PepsiCo, Inc.	217,407	17,199,068
The Coca-Cola Co.	2,964,140	119,869,822
		154,535,331
TOTAL BEVERAGES		255,560,550
FOOD & STAPLES RETAILING - 16.3%
Drug Retail - 9.6%
CVS Caremark Corp.	1,435,119	78,917,194
Drogasil SA	220,200	2,350,471
Walgreen Co.	332,695	15,862,898
		97,130,563
Food Distributors - 0.2%
Chefs' Warehouse Holdings (a)	98,846	1,825,686
Food Retail - 3.4%
Fresh Market, Inc. (a)	82,425	3,525,317
Kroger Co.	858,495	28,450,524
The Pantry, Inc. (a)	195,359	2,436,127
		34,411,968
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 3.1%
Wal-Mart Stores, Inc.	422,998	$ 31,652,940
TOTAL FOOD & STAPLES RETAILING		165,021,157
FOOD PRODUCTS - 10.9%
Agricultural Products - 3.2%
Archer Daniels Midland Co.	264,283	8,914,266
Bunge Ltd.	297,249	21,945,894
First Resources Ltd.	612,000	902,939
SLC Agricola SA	103,800	945,668
		32,708,767
Packaged Foods & Meats - 7.7%
Annie's, Inc.	57,907	2,215,522
Green Mountain Coffee Roasters, Inc. (a)	125,799	7,140,351
Hain Celestial Group, Inc. (a)(d)	73,021	4,460,123
Lindt & Spruengli AG	66	2,978,447
Mead Johnson Nutrition Co. Class A	240,284	18,609,996
Nestle SA	201,123	14,544,500
Orion Corp.	1,005	983,397
Pinnacle Foods, Inc.	20,800	461,968
TreeHouse Foods, Inc. (a)	48,350	3,150,003
Ulker Biskuvi Sanayi A/S	287,475	2,168,813
Unilever NV (NY Reg.)	478,878	19,633,998
Want Want China Holdings Ltd.	636,000	974,989
		77,317,587
TOTAL FOOD PRODUCTS		110,026,354
HOUSEHOLD PRODUCTS - 15.0%
Household Products - 15.0%
Colgate-Palmolive Co.	216,144	25,511,476
Procter & Gamble Co.	1,639,279	126,322,840
		151,834,316
PERSONAL PRODUCTS - 2.4%
Personal Products - 2.4%
Hengan International Group Co. Ltd.	239,000	2,338,413
Herbalife Ltd.	55,076	2,062,596
L'Oreal SA	84,800	13,446,299
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - CONTINUED
Personal Products - continued
Natura Cosmeticos SA	20,500	$ 493,339
Nu Skin Enterprises, Inc. Class A (d)	134,436	5,942,071
		24,282,718
PHARMACEUTICALS - 2.0%
Pharmaceuticals - 2.0%
Johnson & Johnson	253,519	20,669,404
TOBACCO - 23.2%
Tobacco - 23.2%
Altria Group, Inc.	1,463,075	50,315,149
British American Tobacco PLC sponsored ADR	1,324,222	141,757,962
Imperial Tobacco Group PLC	58,214	2,033,540
ITC Ltd.	433,742	2,465,946
Japan Tobacco, Inc.	75,300	2,399,745
Lorillard, Inc.	152,364	6,147,887
Philip Morris International, Inc.	284,838	26,407,331
Souza Cruz SA	226,400	3,326,397
		234,853,957
TOTAL COMMON STOCKS (Cost $660,865,909)		962,248,456
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.15% (b)	45,432,698	45,432,698
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	9,916,175	9,916,175
TOTAL MONEY MARKET FUNDS (Cost $55,348,873)		55,348,873
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $716,214,782)		1,017,597,329
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(4,562,150)
NET ASSETS - 100%		$ 1,013,035,179
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,054
Fidelity Securities Lending Cash Central Fund	30,477
Total	$ 60,531
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 31,460,779
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	65.1%
United Kingdom	18.2%
France	4.5%
Bermuda	2.1%
Belgium	2.1%
Netherlands	2.0%
Switzerland	1.7%
Brazil	1.2%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,625,835) - See accompanying schedule: Unaffiliated issuers (cost $660,865,909)	$ 962,248,456
Fidelity Central Funds (cost $55,348,873)	55,348,873
Total Investments (cost $716,214,782)		$ 1,017,597,329
Cash		321,681
Receivable for investments sold		2,736,793
Receivable for fund shares sold		136,639
Dividends receivable		6,371,890
Distributions receivable from Fidelity Central Funds		8,663
Total assets		1,027,172,995

Liabilities
Payable for investments purchased	$ 3,426,705
Payable for fund shares redeemed	763,461
Other payables and accrued expenses	31,475
Collateral on securities loaned, at value	9,916,175
Total liabilities		14,137,816

Net Assets		$ 1,013,035,179
Net Assets consist of:
Paid in capital		$ 711,677,184
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		301,357,995
Net Assets, for 5,648,993 shares outstanding		$ 1,013,035,179
Net Asset Value, offering price and redemption price per share ($1,013,035,179 ÷ 5,648,993 shares)		$ 179.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 12,847,275
Income from Fidelity Central Funds		60,531
Total income		12,907,806

Expenses
Custodian fees and expenses	$ 23,041
Independent directors' compensation	2,916
Total expenses before reductions	25,957
Expense reductions	(2,922)	23,035
Net investment income (loss)		12,884,771
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,343,337
Foreign currency transactions	(12,891)
Total net realized gain (loss)		37,330,446
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $20,278)	65,552,439
Assets and liabilities in foreign currencies	(14,265)
Total change in net unrealized appreciation (depreciation)		65,538,174
Net gain (loss)		102,868,620
Net increase (decrease) in net assets resulting from operations		$ 115,753,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,884,771	$ 23,587,852
Net realized gain (loss)	37,330,446	16,572,748
Change in net unrealized appreciation (depreciation)	65,538,174	143,769,241
Net increase (decrease) in net assets resulting from operations	115,753,391	183,929,841
Distributions to partners from net investment income	(12,526,058)	(23,266,390)
Affiliated share transactions Proceeds from sales of shares	87,123,957	186,168,916
Reinvestment of distributions	12,525,817	23,265,932
Cost of shares redeemed	(70,047,157)	(137,435,394)
Net increase (decrease) in net assets resulting from share transactions	29,602,617	71,999,454
Total increase (decrease) in net assets	132,829,950	232,662,905

Net Assets
Beginning of period	880,205,229	647,542,324
End of period	$ 1,013,035,179	$ 880,205,229
Other Affiliated Information Shares
Sold	534,977	1,308,144
Issued in reinvestment of distributions	73,211	154,605
Redeemed	(424,597)	(918,473)
Net increase (decrease)	183,591	544,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 161.05	$ 131.58	$ 125.53	$ 114.15	$ 114.98	$ 126.15
Income from Investment Operations
Net investment income (loss) D	2.31	4.33	3.86	3.08	2.72	2.77
Net realized and unrealized gain (loss)	18.21	29.39	6.04	11.26	(.86)	(11.21)
Total from investment operations	20.52	33.72	9.90	14.34	1.86	(8.44)
Distributions to partners from net investment income	(2.24)	(4.25)	(3.85)	(2.96)	(2.69)	(2.73)
Net asset value, end of period	$ 179.33	$ 161.05	$ 131.58	$ 125.53	$ 114.15	$ 114.98
Total Return B, C	12.82%	25.90%	7.83%	12.73%	2.03%	(6.82)%
Ratios to Average Net Assets E, H
Expenses before reductions	.01% A	.01%	.01%	.01%	.02%	.01%
Expenses net of fee waivers, if any	-% A, G	-% G	.01%	.01%	.01%	.01%
Expenses net of all reductions	-% A, G	-% G	.01%	.01%	.01%	.01%
Net investment income (loss)	2.77% A	2.91%	2.86%	2.59%	2.77%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,013,035	$ 880,205	$ 647,542	$ 622,888	$ 520,351	$ 535,302
Portfolio turnover rate F	34% A	27%	51%	61% I	91%	59%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	9.7	10.0
Chevron Corp.	8.7	11.3
Occidental Petroleum Corp.	5.5	6.8
Hess Corp.	4.5	3.7
Halliburton Co.	4.5	1.2
National Oilwell Varco, Inc.	4.3	5.0
Anadarko Petroleum Corp.	3.9	1.5
Concho Resources, Inc.	3.5	1.1
EOG Resources, Inc.	3.5	2.0
Murphy Oil Corp.	3.4	1.2
	51.5
Top Industries (% of fund's net assets)
As of March 31, 2013
Oil, Gas & Consumable Fuels 74.5%
Energy Equipment & Services 22.6%
Chemicals 1.8%
All Others* 1.1%

As of September 30, 2012
Oil, Gas & Consumable Fuels 75.0%
Energy Equipment & Services 22.6%
Chemicals 0.9%
Construction & Engineering 0.5%
All Others* 1.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Energy Central Fund

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CHEMICALS - 1.8%
Commodity Chemicals - 1.8%
LyondellBasell Industries NV Class A	205,859	$ 13,028,816
Westlake Chemical Corp.	56,700	5,301,450
		18,330,266
ENERGY EQUIPMENT & SERVICES - 22.6%
Oil & Gas Drilling - 5.6%
Discovery Offshore S.A. (a)(e)	1,002,192	2,367,889
Ensco PLC Class A	437,700	26,262,000
Helmerich & Payne, Inc.	147,734	8,967,454
Noble Corp.	436,930	16,668,880
Northern Offshore Ltd.	431,810	765,181
Unit Corp. (a)	30,030	1,367,867
Vantage Drilling Co. (a)	700,400	1,225,700
		57,624,971
Oil & Gas Equipment & Services - 17.0%
Anton Oilfield Services Group	586,000	407,650
C&J Energy Services, Inc. (a)	21,700	496,930
Cameron International Corp. (a)	236,309	15,407,347
Core Laboratories NV	53,088	7,321,897
FMC Technologies, Inc. (a)	88,600	4,818,954
Forum Energy Technologies, Inc.	134,873	3,878,947
Geospace Technologies Corp. (a)	16,836	1,816,941
Halliburton Co.	1,147,884	46,385,992
Lufkin Industries, Inc.	46,700	3,100,413
National Oilwell Varco, Inc.	619,896	43,857,642
Oceaneering International, Inc.	17,200	1,142,252
Oil States International, Inc. (a)	116,219	9,479,984
Schlumberger Ltd.	410,380	30,733,358
Superior Energy Services, Inc. (a)	128,386	3,334,184
Total Energy Services, Inc.	70,900	991,072
Weatherford International Ltd. (a)	188,795	2,291,971
		175,465,534
TOTAL ENERGY EQUIPMENT & SERVICES		233,090,505
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Icahn Enterprises LP rights	86,555	1
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 74.5%
Coal & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc. (a)	140,700	$ 1,155,147
Peabody Energy Corp.	393,819	8,329,272
		9,484,419
Integrated Oil & Gas - 34.7%
Chevron Corp.	756,013	89,829,465
Exxon Mobil Corp.	1,104,351	99,513,068
Hess Corp.	648,948	46,471,166
InterOil Corp. (a)(d)	86,340	6,571,337
Murphy Oil Corp.	544,144	34,678,297
Occidental Petroleum Corp.	717,902	56,261,980
Suncor Energy, Inc.	800,540	23,988,224
		357,313,537
Oil & Gas Exploration & Production - 27.4%
Anadarko Petroleum Corp.	460,012	40,228,049
Bankers Petroleum Ltd. (a)	850,000	2,234,090
Bonanza Creek Energy, Inc. (a)	66,883	2,586,366
BPZ Energy, Inc. (a)	344,287	781,531
Cabot Oil & Gas Corp.	315,985	21,363,746
Cobalt International Energy, Inc. (a)	397,600	11,212,320
Concho Resources, Inc. (a)	369,053	35,956,834
Continental Resources, Inc. (a)	75,500	6,563,215
EOG Resources, Inc.	278,963	35,726,791
EPL Oil & Gas, Inc. (a)	36,900	989,289
EQT Corp.	400,093	27,106,301
EV Energy Partners LP	86,146	4,700,987
Gulfport Energy Corp. (a)	72,220	3,309,843
Halcon Resources Corp. (f)	400,000	3,116,000
Kosmos Energy Ltd. (a)	91,100	1,029,430
Marathon Oil Corp.	435,344	14,679,800
Noble Energy, Inc.	196,449	22,721,291
Northern Oil & Gas, Inc. (a)(d)	315,646	4,538,989
Oasis Petroleum, Inc. (a)	270,493	10,297,669
Painted Pony Petroleum Ltd. Class A (a)	209,900	2,105,509
Pioneer Natural Resources Co.	233,650	29,031,013
Rosetta Resources, Inc. (a)	25,527	1,214,575
TAG Oil Ltd. (a)	112,725	464,948
		281,958,586
Oil & Gas Refining & Marketing - 6.5%
Calumet Specialty Products Partners LP	149,692	5,576,027
Marathon Petroleum Corp.	268,484	24,056,166
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Northern Tier Energy LP Class A	123,089	$ 3,680,361
PBF Energy, Inc. Class A (d)	25,106	933,190
Phillips 66	314,510	22,006,265
Tesoro Corp.	56,375	3,300,756
Valero Energy Corp.	160,896	7,319,159
		66,871,924
Oil & Gas Storage & Transport - 5.0%
Atlas Energy LP	46,799	2,061,028
Atlas Pipeline Partners LP	157,423	5,443,687
Magellan Midstream Partners LP	103,975	5,555,384
Markwest Energy Partners LP	50,300	3,055,725
Tesoro Logistics LP	151,850	8,195,345
The Williams Companies, Inc.	720,843	27,002,779
		51,313,948
TOTAL OIL, GAS & CONSUMABLE FUELS		766,942,414
TOTAL COMMON STOCKS (Cost $846,747,646)		1,018,363,186
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.15% (b)	10,418,775	10,418,775
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	8,141,675	8,141,675
TOTAL MONEY MARKET FUNDS (Cost $18,560,450)		18,560,450
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $865,308,096)		1,036,923,636
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(6,982,385)
NET ASSETS - 100%		$ 1,029,941,251
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,386,832 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,116,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 3,600,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,243
Fidelity Securities Lending Cash Central Fund	133,192
Total	$ 142,435
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,018,363,186	$ 1,018,363,185	$ -	$ 1
Money Market Funds	18,560,450	18,560,450	-	-
Total Investments in Securities:	$ 1,036,923,636	$ 1,036,923,635	$ -	$ 1
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.6%
Canada	3.5%
Curacao	3.0%
United Kingdom	2.6%
Netherlands	2.0%
Switzerland	1.8%
Others (Individually Less Than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,987,553) - See accompanying schedule: Unaffiliated issuers (cost $846,747,646)	$ 1,018,363,186
Fidelity Central Funds (cost $18,560,450)	18,560,450
Total Investments (cost $865,308,096)		$ 1,036,923,636
Cash		145,481
Receivable for investments sold		17,680,449
Receivable for fund shares sold		146,751
Dividends receivable		607,965
Distributions receivable from Fidelity Central Funds		47,379
Total assets		1,055,551,661

Liabilities
Payable for investments purchased	$ 16,649,971
Payable for fund shares redeemed	812,061
Other payables and accrued expenses	6,703
Collateral on securities loaned, at value	8,141,675
Total liabilities		25,610,410

Net Assets		$ 1,029,941,251
Net Assets consist of:
Paid in capital		$ 858,325,705
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		171,615,546
Net Assets, for 7,684,365 shares outstanding		$ 1,029,941,251
Net Asset Value, offering price and redemption price per share ($1,029,941,251 ÷ 7,684,365 shares)		$ 134.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 8,829,316
Interest		121
Income from Fidelity Central Funds		142,435
Total income		8,971,872

Expenses
Custodian fees and expenses	$ 13,978
Independent directors' compensation	2,996
Total expenses before reductions	16,974
Expense reductions	(3,010)	13,964
Net investment income (loss)		8,957,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,450,630
Foreign currency transactions	(20,662)
Total net realized gain (loss)		9,429,968
Change in net unrealized appreciation (depreciation) on: Investment securities	68,683,071
Assets and liabilities in foreign currencies	346
Total change in net unrealized appreciation (depreciation)		69,683,417
Net gain (loss)		79,113,385
Net increase (decrease) in net assets resulting from operations		$ 88,071,293

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,957,908	$ 15,693,312
Net realized gain (loss)	9,429,968	(45,705,176)
Change in net unrealized appreciation (depreciation)	69,683,417	208,447,129
Net increase (decrease) in net assets resulting from operations	88,071,293	178,435,265
Distributions to partners from net investment income	(8,405,152)	(14,729,122)
Affiliated share transactions Proceeds from sales of shares	86,283,516	212,936,832
Reinvestment of distributions	8,405,004	14,728,846
Cost of shares redeemed	(50,632,120)	(147,214,489)
Net increase (decrease) in net assets resulting from share transactions	44,056,400	80,451,189
Total increase (decrease) in net assets	123,722,541	244,157,332

Net Assets
Beginning of period	906,218,710	662,061,378
End of period	$ 1,029,941,251	$ 906,218,710
Other Affiliated Information Shares
Sold	698,258	1,829,274
Issued in reinvestment of distributions	67,894	124,955
Redeemed	(400,403)	(1,218,655)
Net increase (decrease)	365,749	735,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 123.82	$ 100.57	$ 99.35	$ 99.12	$ 110.48	$ 140.47
Income from Investment Operations
Net investment income (loss) D	1.18	2.15	1.93	1.25	.92	1.18
Net realized and unrealized gain (loss)	10.13	23.15	1.20	.17	(11.37)	(29.99)
Total from investment operations	11.31	25.30	3.13	1.42	(10.45)	(28.81)
Distributions to partners from net investment income	(1.10)	(2.05)	(1.91)	(1.19)	(.91)	(1.18)
Net asset value, end of period	$ 134.03	$ 123.82	$ 100.57	$ 99.35	$ 99.12	$ 110.48
Total Return B, C	9.21%	25.27%	2.76%	1.49%	(9.19)%	(20.73)%
Ratios to Average Net Assets E, H
Expenses before reductions	-% A, G	-% G	-% G	-% G	.01%	.01%
Expenses net of fee waivers, if any	-% A, G	-% G	-% G	-% G	.01%	.01%
Expenses net of all reductions	-% A, G	-% G	-% G	-% G	.01%	.01%
Net investment income (loss)	1.88% A	1.81%	1.52%	1.26%	1.18%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,029,941	$ 906,219	$ 662,061	$ 615,662	$ 575,938	$ 568,630
Portfolio turnover rate F	77% A	98%	102%	106% I	156%	108%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Comerica, Inc.	7.3	0.3
Barclays PLC sponsored ADR	5.1	1.0
Bank of America Corp.	4.9	0.2
Citigroup, Inc.	4.9	4.2
MetLife, Inc.	4.9	0.6
BNP Paribas SA	4.7	0.0†
The Blackstone Group LP	4.5	1.8
Big Yellow Group PLC	3.4	4.0
Morgan Stanley	2.4	0.3
A.F.P. Provida SA sponsored ADR	2.3	0.5
	44.4
Top Industries (% of fund's net assets)
As of March 31, 2013
Commercial Banks 31.8%
Capital Markets 20.9%
Diversified Financial Services 13.4%
Insurance 11.0%
Real Estate Investment Trusts 10.9%
All Others* 12.0%

As of September 30, 2012
Real Estate Investment Trusts 32.0%
Insurance 14.8%
Commercial Banks 13.2%
Capital Markets 11.4%
Diversified Financial Services 10.5%
All Others* 18.1%

* Includes short-term investments and net other assets (liabilities).
† Amount represents less than 0.1%

Semiannual Report

Fidelity Financials Central Fund

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CAPITAL MARKETS - 20.9%
Asset Management & Custody Banks - 11.1%
A.F.P. Provida SA sponsored ADR	361,581	$ 38,508,377
Affiliated Managers Group, Inc. (a)	1,099	168,773
AllianceBernstein Holding LP	81,200	1,778,280
Ameriprise Financial, Inc.	2,500	184,125
Apollo Global Management LLC Class A	1,203,993	26,054,409
Ares Capital Corp.	998,712	18,076,687
Ashmore Group PLC	1,209,400	6,431,680
Bank of New York Mellon Corp.	6,153	172,222
BlackRock, Inc. Class A	774	198,825
Franklin Resources, Inc.	1,083	163,327
Invesco Ltd.	154,528	4,475,131
Janus Capital Group, Inc.	1,273,158	11,967,685
Legg Mason, Inc.	7,538	242,347
Northern Trust Corp.	2,955	161,225
Och-Ziff Capital Management Group LLC Class A	275,773	2,578,478
State Street Corp.	3,374	199,370
The Blackstone Group LP	3,904,689	77,234,748
		188,595,689
Diversified Capital Markets - 4.9%
Credit Suisse Group sponsored ADR	1,084,600	28,416,520
Deutsche Bank AG (NY Shares)	425,700	16,653,384
HFF, Inc.	126,200	2,515,166
UBS AG (NY Shares)	2,301,985	35,427,549
		83,012,619
Investment Banking & Brokerage - 4.9%
Charles Schwab Corp.	7,700	136,213
Evercore Partners, Inc. Class A	722,174	30,042,438
GFI Group, Inc.	3,768,997	12,588,450
Goldman Sachs Group, Inc.	1,078	158,628
Investment Technology Group, Inc. (a)	13,296	146,788
Macquarie Group Ltd.	3,431	132,707
Monex Group, Inc.	352	141,720
Morgan Stanley	1,845,505	40,564,200
		83,911,144
TOTAL CAPITAL MARKETS		355,519,452
COMMERCIAL BANKS - 31.5%
Diversified Banks - 25.3%
Banco Bilbao Vizcaya Argentaria SA	1,787,054	15,942,242
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
Banco Bradesco SA (PN) sponsored ADR	10,296	$ 175,238
Banco de Chile sponsored ADR	1,324	125,542
Banco Macro SA sponsored ADR (a)	12,300	181,056
Banco Santander Chile sponsored ADR	3,637	103,531
Banco Santander SA (Spain) sponsored ADR (d)	19,400	132,114
Banco Santander SA (Brasil) ADR	1,148,350	8,337,021
BanColombia SA sponsored ADR	482,400	30,511,800
Bangkok Bank PCL (For. Reg.)	213,400	1,690,585
Bank of Baroda	68,689	852,334
Bank of Montreal	100	6,294
Bank of the Philippine Islands (BPI)	166,280	448,194
Barclays PLC sponsored ADR (d)	4,885,820	86,772,163
BBVA Banco Frances SA sponsored ADR (a)	21,200	87,980
BNP Paribas SA	1,577,040	80,942,010
China CITIC Bank Corp. Ltd. (H Shares)	275,000	165,088
Comerica, Inc.	3,446,551	123,903,505
CorpBanca SA sponsored ADR (d)	5,000	104,550
Credicorp Ltd. (NY Shares)	972	161,401
Credit Agricole SA (a)	2,000	16,474
Criteria CaixaCorp SA (d)	409,500	1,385,782
Criteria CaixaCorp SA	8,190	27,716
Development Credit Bank Ltd. (a)	301,865	238,475
Grupo Financiero Banorte S.A.B. de CV Series O	794,600	6,348,334
Grupo Financiero Galicia SA sponsored ADR (a)(d)	16,500	90,750
Guaranty Trust Bank PLC GDR (Reg. S)	47,100	383,865
Hana Financial Group, Inc.	33,950	1,207,591
HDFC Bank Ltd. sponsored ADR	44,700	1,672,674
Hong Leong Bank Bhd	37,800	176,262
HSBC Holdings PLC sponsored ADR	3,100	165,354
ICICI Bank Ltd. sponsored ADR	599,006	25,697,357
Industrial & Commercial Bank of China Ltd. (H Shares)	50,000	35,040
Intesa Sanpaolo SpA	117,017	171,298
Itau Unibanco Holding SA sponsored ADR	5,600	99,680
KB Financial Group, Inc.	29,630	999,301
KB Financial Group, Inc. ADR	22,011	727,243
Malayan Banking Bhd	343,965	1,037,108
Nordea Bank AB	11,000	124,575
PT Bank Bukopin Tbk	48,526,500	4,490,982
PT Bank Central Asia Tbk	119,500	140,085
Raiffeisen International Bank-Holding AG	11,700	397,663
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Diversified Banks - continued
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	9,200	$ 117,300
Societe Generale Series A	390,900	12,842,556
Standard Chartered PLC (United Kingdom)	6,469	167,443
Sumitomo Mitsui Financial Group, Inc.	100	4,010
Swedbank AB (A Shares)	7,500	170,566
The Jammu & Kashmir Bank Ltd.	64,545	1,413,160
The Toronto-Dominion Bank	2,100	174,847
U.S. Bancorp	346,722	11,764,277
United Overseas Bank Ltd.	10,000	164,308
Wells Fargo & Co.	229,980	8,506,960
Yes Bank Ltd.	20,479	162,396
		431,764,080
Regional Banks - 6.2%
Alerus Financial Corp.	4,700	160,975
BancFirst Corp.	100	4,170
Bancorp New Jersey, Inc.	800	10,400
BancorpSouth, Inc.	70,300	1,145,890
Bank of the Ozarks, Inc.	87,500	3,880,625
BankUnited, Inc.	5,000	128,100
Bar Harbor Bankshares	100	3,655
BB&T Corp.	5,654	177,479
BBCN Bancorp, Inc.	78	1,019
Boston Private Financial Holdings, Inc.	19,400	191,672
Bridge Capital Holdings (a)	361,790	5,513,680
Canadian Western Bank, Edmonton (d)	5,900	164,655
Cascade Bancorp (a)	7,575	51,207
Citizens & Northern Corp.	4,400	85,800
City Holding Co.	3,600	143,244
City National Corp.	2,900	170,839
CNB Financial Corp., Pennsylvania	6,800	115,940
CoBiz, Inc.	1,810,724	14,630,650
Commerce Bancshares, Inc.	72,700	2,968,341
Fifth Third Bancorp	254,983	4,158,773
First Business Finance Services, Inc.	6,200	166,780
First Commonwealth Financial Corp.	206,278	1,538,834
First Community Bancshares, Inc.	100	1,585
First Horizon National Corp.	389,300	4,157,724
First Interstate Bancsystem, Inc. (e)	888,628	16,715,093
First Midwest Bancorp, Inc., Delaware	12,300	163,344
First Republic Bank	40,388	1,559,785
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
FirstMerit Corp.	8,500	$ 140,505
FNB Corp., Pennsylvania	11,973	144,873
Fulton Financial Corp.	100	1,170
Glacier Bancorp, Inc.	9,850	186,953
Hawthorn Bancshares, Inc.	108	1,201
Huntington Bancshares, Inc.	229,282	1,694,394
Lakeland Bancorp, Inc.	172	1,694
NBT Bancorp, Inc.	1,500	33,225
Northrim Bancorp, Inc.	19,554	439,378
Pacific Continental Corp.	291,572	3,256,859
PNC Financial Services Group, Inc.	128,848	8,568,392
PrivateBancorp, Inc.	9,500	179,645
PT Bank Tabungan Negara Tbk	14,147,500	2,473,139
Regions Financial Corp.	1,893,529	15,508,003
Sandy Spring Bancorp, Inc.	1,300	26,130
SCBT Financial Corp.	7,760	391,104
Susquehanna Bancshares, Inc.	494,755	6,149,805
SVB Financial Group (a)	2,228	158,054
Texas Capital Bancshares, Inc. (a)	2,927	118,397
The Fauquier Bank	117	1,415
Trustmark Corp.	34,306	857,993
UMB Financial Corp.	15,800	775,306
Valley National Bancorp (d)	14,217	145,578
Virginia Commerce Bancorp, Inc. (a)	32,200	452,410
Washington Trust Bancorp, Inc.	79,373	2,173,233
Webster Financial Corp.	59,532	1,444,246
Westamerica Bancorp.	500	22,665
Western Alliance Bancorp. (a)	60,878	842,552
WMI Holdings Corp. (a)	9,484	6,639
Zions Bancorporation	70,100	1,751,799
		105,957,016
TOTAL COMMERCIAL BANKS		537,271,096
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	8,400	162,417
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Headwaters, Inc. (a)	61,400	669,260
Common Stocks - continued
	Shares	Value
CONSUMER FINANCE - 1.7%
Consumer Finance - 1.7%
American Express Co.	2,752	$ 185,650
Capital One Financial Corp.	310,228	17,047,029
DFC Global Corp. (a)	26,600	442,624
EZCORP, Inc. (non-vtg.) Class A (a)	221,848	4,725,362
First Cash Financial Services, Inc. (a)	46,136	2,691,574
Green Dot Corp. Class A (a)	26,916	449,766
International Personal Finance PLC	2,197	14,855
Nelnet, Inc. Class A	5,400	182,520
Netspend Holdings, Inc. (a)	12,046	191,411
PT Clipan Finance Indonesia Tbk	2,956,000	136,784
Regional Management Corp.	127,700	2,579,540
SLM Corp.	8,922	182,723
		28,829,838
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	4,648	173,882
DIVERSIFIED FINANCIAL SERVICES - 13.4%
Other Diversified Financial Services - 11.7%
Bank of America Corp.	6,882,937	83,834,173
BTG Pactual Participations Ltd. unit	203,827	3,406,279
Challenger Ltd.	1,020,653	4,091,214
Citigroup, Inc.	1,888,625	83,552,770
JPMorgan Chase & Co.	526,957	25,009,379
		199,893,815
Specialized Finance - 1.7%
BM&F Bovespa SA	20,300	136,522
CBOE Holdings, Inc.	727,227	26,863,765
CME Group, Inc.	3,034	186,257
IntercontinentalExchange, Inc. (a)	1,025	167,147
MarketAxess Holdings, Inc.	11,600	432,680
Moody's Corp.	3,183	169,718
NewStar Financial, Inc. (a)	100	1,323
NYSE Euronext	4,600	177,744
PHH Corp. (a)(d)	7,743	170,036
The NASDAQ Stock Market, Inc.	5,259	169,866
		28,475,058
TOTAL DIVERSIFIED FINANCIAL SERVICES		228,368,873
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV (a)	11,200	$ 185,345
HOTELS, RESTAURANTS & LEISURE - 0.0%
Casinos & Gaming - 0.0%
Las Vegas Sands Corp.	3,536	199,254
MGM Mirage, Inc. (a)	10,041	132,039
Wynn Resorts Ltd.	1,329	166,338
		497,631
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	2,551	162,575
TOTAL HOTELS, RESTAURANTS & LEISURE		660,206
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
M.D.C. Holdings, Inc.	4,800	175,920
PulteGroup, Inc. (a)	16,100	325,864
		501,784
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co.	300	6,936
Keppel Corp. Ltd.	13,000	117,386
		124,322
INSURANCE - 11.0%
Insurance Brokers - 0.5%
Aon PLC	2,900	178,350
Brasil Insurance Participacoes e Administracao SA	322,200	3,577,963
Marsh & McLennan Companies, Inc.	93,700	3,557,789
National Financial Partners Corp. (a)	42,400	951,032
		8,265,134
Life & Health Insurance - 5.2%
AFLAC, Inc.	3,145	163,603
AIA Group Ltd.	670,800	2,938,107
Citizens, Inc. Class A (a)	17,300	145,147
Delta Lloyd NV	8,832	151,479
FBL Financial Group, Inc. Class A	2,600	101,036
Lincoln National Corp.	5,700	185,877
MetLife, Inc.	2,179,284	82,856,378
Phoenix Companies, Inc. (a)	2,335	71,848
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - continued
Ping An Insurance Group Co. China Ltd. (H Shares)	33,000	$ 255,921
Prudential Financial, Inc.	2,988	176,262
Resolution Ltd.	24,800	102,684
StanCorp Financial Group, Inc.	4,239	181,260
Symetra Financial Corp.	8,700	116,667
Torchmark Corp.	2,700	161,460
Unum Group	5,900	166,675
		87,774,404
Multi-Line Insurance - 1.6%
American International Group, Inc. (a)	448,055	17,393,495
Assurant, Inc.	119,802	5,392,288
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,100	819,989
Genworth Financial, Inc. Class A (a)	24,364	243,640
Hartford Financial Services Group, Inc.	48,300	1,246,140
Loews Corp.	25,900	1,141,413
Porto Seguro SA	109,600	1,531,119
		27,768,084
Property & Casualty Insurance - 3.0%
ACE Ltd.	229,628	20,430,003
Allied World Assurance Co. Holdings Ltd.	29,100	2,698,152
Allstate Corp.	3,625	177,879
Arch Capital Group Ltd. (a)	124,107	6,524,305
Assured Guaranty Ltd.	8,100	166,941
Axis Capital Holdings Ltd.	79,500	3,308,790
Berkshire Hathaway, Inc. Class B (a)	1,528	159,218
CNA Financial Corp.	42,300	1,382,787
Erie Indemnity Co. Class A	4,788	361,638
Fidelity National Financial, Inc. Class A	6,182	155,972
Hanover Insurance Group, Inc.	27,400	1,361,232
RLI Corp.	200	14,370
The Travelers Companies, Inc.	102,296	8,612,300
W.R. Berkley Corp.	33,900	1,504,143
XL Group PLC Class A	139,704	4,233,031
		51,090,761
Reinsurance - 0.7%
Everest Re Group Ltd.	1,600	207,776
Montpelier Re Holdings Ltd.	53,500	1,393,675
Platinum Underwriters Holdings Ltd.	47,796	2,667,495
RenaissanceRe Holdings Ltd.	1,917	176,345
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Swiss Re Ltd.	2,173	$ 176,715
Validus Holdings Ltd.	214,426	8,013,100
		12,635,106
TOTAL INSURANCE		187,533,489
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
eBay, Inc. (a)	3,918	212,434
IT SERVICES - 5.0%
Data Processing & Outsourced Services - 5.0%
Alliance Data Systems Corp. (a)	1,100	178,079
Cielo SA	5,880	173,046
Fidelity National Information Services, Inc.	5,691	225,477
Fiserv, Inc. (a)	3,087	271,131
Global Cash Access Holdings, Inc. (a)	145,800	1,027,890
Jack Henry & Associates, Inc.	279,710	12,925,399
Lender Processing Services, Inc.	600	15,276
The Western Union Co.	211,725	3,184,344
Total System Services, Inc.	870,744	21,577,036
Vantiv, Inc.	369,826	8,779,669
VeriFone Systems, Inc. (a)	1,717,821	35,524,538
Visa, Inc. Class A	1,340	227,586
		84,109,471
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	1,900	144,343
Cognizant Technology Solutions Corp. Class A (a)	2,023	154,982
		299,325
TOTAL IT SERVICES		84,408,796
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Middleby Corp. (a)	7,002	1,065,354
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
Dun & Bradstreet Corp.	200	16,730
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - continued
Equifax, Inc.	3,150	$ 181,409
IHS, Inc. Class A (a)	1,398	146,399
		344,538
REAL ESTATE INVESTMENT TRUSTS - 10.9%
Diversified REITs - 0.6%
American Assets Trust, Inc.	59,200	1,894,992
Duke Realty LP	233,700	3,968,226
First Potomac Realty Trust	9,000	133,470
Lexington Corporate Properties Trust (d)	367,192	4,332,866
Vornado Realty Trust	1,400	117,096
		10,446,650
Industrial REITs - 0.0%
DCT Industrial Trust, Inc.	5,600	41,440
Prologis, Inc.	4,444	177,671
Stag Industrial, Inc.	9,800	208,446
		427,557
Mortgage REITs - 0.9%
American Capital Agency Corp.	327,904	10,748,693
American Capital Mortgage Investment Corp.	15,500	400,675
Invesco Mortgage Capital, Inc.	8,400	179,676
PennyMac Mortgage Investment Trust	5,900	152,751
Two Harbors Investment Corp.	347,500	4,381,975
		15,863,770
Office REITs - 1.5%
BioMed Realty Trust, Inc.	81,000	1,749,600
Boston Properties, Inc.	1,597	161,393
Corporate Office Properties Trust (SBI)	52,900	1,411,372
CyrusOne, Inc.	142,700	3,259,268
Douglas Emmett, Inc.	408,661	10,187,919
Highwoods Properties, Inc. (SBI)	175,942	6,962,025
Kilroy Realty Corp.	40,100	2,101,240
MPG Office Trust, Inc. (a)	45,800	125,950
SL Green Realty Corp.	2,127	183,156
		26,141,923
Residential REITs - 1.7%
American Campus Communities, Inc.	89,500	4,057,930
Apartment Investment & Management Co. Class A	155,849	4,778,330
BRE Properties, Inc.	4,100	199,588
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Residential REITs - continued
Camden Property Trust (SBI)	125,250	$ 8,602,170
Campus Crest Communities, Inc.	10,000	139,000
Colonial Properties Trust (SBI)	74,500	1,684,445
Equity Lifestyle Properties, Inc.	46,454	3,567,667
Equity Residential (SBI)	3,062	168,594
Home Properties, Inc.	86,500	5,485,830
Silver Bay Realty Trust Corp.	16,966	351,196
UDR, Inc.	7,768	187,908
		29,222,658
Retail REITs - 0.4%
Federal Realty Investment Trust (SBI)	1,657	179,022
Glimcher Realty Trust	3,600	41,760
Kimco Realty Corp.	5,800	129,920
Realty Income Corp. (d)	119,457	5,417,375
Simon Property Group, Inc.	901	142,863
Urstadt Biddle Properties, Inc. Class A	11,700	254,592
		6,165,532
Specialized REITs - 5.8%
American Tower Corp.	2,200	169,224
Big Yellow Group PLC (e)	10,635,260	57,367,097
CubeSmart	10,300	162,740
DiamondRock Hospitality Co.	126,000	1,173,060
HCP, Inc.	138,414	6,901,322
Health Care REIT, Inc.	3,687	250,384
Host Hotels & Resorts, Inc.	20,900	365,541
National Health Investors, Inc.	54,234	3,549,615
Plum Creek Timber Co., Inc.	7,200	375,840
Potlatch Corp.	18,400	843,824
Public Storage	1,077	164,049
Rayonier, Inc.	93,500	5,579,145
Sovran Self Storage, Inc.	5,040	325,030
Strategic Hotel & Resorts, Inc. (a)	1,988,881	16,607,156
Sunstone Hotel Investors, Inc. (a)	195,200	2,402,912
Ventas, Inc.	2,988	218,722
Weyerhaeuser Co.	46,802	1,468,647
		97,924,308
TOTAL REAL ESTATE INVESTMENT TRUSTS		186,192,398
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Diversified Real Estate Activities - 1.1%
Countrywide PLC	28,700	$ 170,072
Tejon Ranch Co. (a)	71,600	2,132,248
The St. Joe Co. (a)(d)	734,636	15,611,015
		17,913,335
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	66,000	377,797
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	6,000	75,091
Castellum AB	8,316	118,425
Forest City Enterprises, Inc. Class A (a)	84,300	1,498,011
Thomas Properties Group, Inc.	19,600	100,548
		1,792,075
Real Estate Services - 0.0%
CBRE Group, Inc. (a)	6,820	172,205
Jones Lang LaSalle, Inc.	1,696	168,599
Kennedy-Wilson Holdings, Inc.	20,400	316,404
		657,208
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		20,740,415
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	300	4,209
Fair Isaac Corp.	800	36,552
		40,761
SPECIALTY RETAIL - 0.0%
Home Improvement Retail - 0.0%
Home Depot, Inc.	3,786	264,187
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Brookline Bancorp, Inc., Delaware	6,700	61,238
Cape Bancorp, Inc.	11,000	100,760
Cheviot Financial Corp.	75,703	854,687
Eagle Bancorp Montana, Inc.	4,200	45,654
Fannie Mae (a)	135,685	92,944
Flushing Financial Corp.	100	1,694
Hudson City Bancorp, Inc.	7,300	63,072
Meridian Interstate Bancorp, Inc. (a)	634	11,888
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - CONTINUED
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	100	$ 1,435
Ocwen Financial Corp. (a)	100	3,792
People's United Financial, Inc.	9,062	121,793
ViewPoint Financial Group	100	2,011
Washington Mutual, Inc. (a)	276,828	3
		1,360,971
TOTAL COMMON STOCKS (Cost 1,489,649,437)		1,634,629,818
Nonconvertible Preferred Stocks - 0.3%

COMMERCIAL BANKS - 0.3%
Diversified Banks - 0.3%
Banco ABC Brasil SA	108,216	874,511
Banco Pine SA	245,812	1,730,993
Texas Capital Bancshares, Inc. 6.50%	73,600	1,859,872
		4,465,376
Regional Banks - 0.0%
Banco Daycoval SA (PN)	174,400	1,043,422
TOTAL COMMERCIAL BANKS (Cost $5,113,129)		5,508,798
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	35,181,198	$ 35,181,198
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	12,542,775	12,542,775
TOTAL MONEY MARKET FUNDS (Cost $47,723,973)		47,723,973
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,542,486,539)		1,687,862,589
NET OTHER ASSETS (LIABILITIES) - 1.0%		16,445,497
NET ASSETS - 100%		$ 1,704,308,086
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,311
Fidelity Securities Lending Cash Central Fund	52,424
Total	$ 87,735
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Big Yellow Group PLC	$ 55,440,338	$ -	$ 1,757,606	$ 748,296	$ 57,367,097
First Interstate Bancsystem, Inc.	13,646,332	170,026	615,750	228,047	16,715,093
Total	$ 69,086,670	$ 170,026	$ 2,373,356	$ 976,343	$ 74,082,190
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,634,629,818	$ 1,634,467,419	$ 162,396	$ 3
Nonconvertible Preferred Stocks	5,508,798	5,508,798	-	-
Money Market Funds	47,723,973	47,723,973	-	-
Total Investments in Securities:	$ 1,687,862,589	$ 1,687,700,190	$ 162,396	$ 3
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	67.7%
United Kingdom	8.9%
France	5.5%
Switzerland	5.2%
Chile	2.3%
Colombia	1.8%
India	1.8%
Bermuda	1.6%
Brazil	1.2%
Spain	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,228,228) - See accompanying schedule: Unaffiliated issuers (cost $1,433,833,275)	$ 1,566,056,426
Fidelity Central Funds (cost $47,723,973)	47,723,973
Other affiliated issuers (cost $60,929,291)	74,082,190
Total Investments (cost $1,542,486,539)		$ 1,687,862,589
Cash		843,039
Receivable for investments sold		71,351,501
Receivable for fund shares sold		294,635
Dividends receivable		3,198,750
Distributions receivable from Fidelity Central Funds		10,546
Total assets		1,763,561,060

Liabilities
Payable for investments purchased	$ 45,203,226
Payable for fund shares redeemed	1,489,331
Other payables and accrued expenses	17,642
Collateral on securities loaned, at value	12,542,775
Total liabilities		59,252,974

Net Assets		$ 1,704,308,086
Net Assets consist of:
Paid in capital		$ 1,558,925,134
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		145,382,952
Net Assets, for 25,974,962 shares outstanding		$ 1,704,308,086
Net Asset Value, offering price and redemption price per share ($1,704,308,086 ÷ 25,974,962 shares)		$ 65.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends (including $976,343 earned from other affiliated issuers)		$ 19,820,448
Interest		629
Income from Fidelity Central Funds		87,735
Total income		19,908,812

Expenses
Custodian fees and expenses	$ 31,621
Independent directors' compensation	4,899
Interest	543
Total expenses before reductions	37,063
Expense reductions	(5,165)	31,898
Net investment income (loss)		19,876,914
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,771,762
Other affiliated issuers	453,154
Foreign currency transactions	30,916
Total net realized gain (loss)		104,255,832
Change in net unrealized appreciation (depreciation) on: Investment securities	76,639,078
Assets and liabilities in foreign currencies	(20,860)
Total change in net unrealized appreciation (depreciation)		76,618,218
Net gain (loss)		180,874,050
Net increase (decrease) in net assets resulting from operations		$ 200,750,964

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,876,914	$ 24,949,845
Net realized gain (loss)	104,255,832	66,992,127
Change in net unrealized appreciation (depreciation)	76,618,218	244,825,066
Net increase (decrease) in net assets resulting from operations	200,750,964	336,767,038
Distributions to partners from net investment income	(15,828,569)	(21,191,650)
Affiliated share transactions Proceeds from sales of shares	162,125,780	317,561,587
Reinvestment of distributions	15,828,412	21,191,422
Cost of shares redeemed	(59,267,616)	(169,644,408)
Net increase (decrease) in net assets resulting from share transactions	118,686,576	169,108,601
Total increase (decrease) in net assets	303,608,971	484,683,989

Net Assets
Beginning of period	1,400,699,115	916,015,126
End of period	$ 1,704,308,086	$ 1,400,699,115
Other Affiliated Information Shares
Sold	2,644,731	6,183,274
Issued in reinvestment of distributions	258,074	384,962
Redeemed	(930,004)	(3,211,771)
Net increase (decrease)	1,972,801	3,356,465

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 58.36	$ 44.37	$ 55.72	$ 58.19	$ 65.86	$ 110.86
Income from Investment Operations
Net investment income (loss) D	.78	1.07	.72	.56	1.34	2.54
Net realized and unrealized gain (loss)	7.09	13.82	(11.50)	(2.49)	(7.75)	(44.85)
Total from investment operations	7.87	14.89	(10.78)	(1.93)	(6.41)	(42.31)
Distributions to partners from net investment income	(.62)	(.90)	(.57)	(.54)	(1.26)	(2.69)
Net asset value, end of period	$ 65.61	$ 58.36	$ 44.37	$ 55.72	$ 58.19	$ 65.86
Total Return B, C	13.56%	33.71%	(19.52)%	(3.34)%	(9.08)%	(38.65)%
Ratios to Average Net Assets E,H
Expenses before reductions	-% A, G	.01%	.01%	.01%	.01%	-% G
Expenses net of fee waivers, if any	-% A, G	.01%	.01%	.01%	.01%	-% G
Expenses net of all reductions	-% A, G	.01%	.01%	.01%	.01%	-% G
Net investment income (loss)	2.51% A	1.97%	1.26%	.96%	2.91%	2.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,704,308	$ 1,400,699	$ 916,015	$ 1,046,429	$ 772,043	$ 829,107
Portfolio turnover rate F	228% A	383%	325%	271% I	308%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	8.6	8.0
Gilead Sciences, Inc.	7.5	4.9
Merck & Co., Inc.	5.2	7.8
McKesson Corp.	3.6	0.3
Pfizer, Inc.	3.5	6.9
Cerner Corp.	2.9	1.6
Valeant Pharmaceuticals International, Inc. (Canada)	2.6	1.3
Actavis, Inc.	2.5	2.8
Onyx Pharmaceuticals, Inc.	2.2	0.4
Alexion Pharmaceuticals, Inc.	2.1	0.3
	40.7
Top Industries (% of fund's net assets)
As of March 31, 2013
Biotechnology 33.7%
Pharmaceuticals 25.8%
Health Care Providers & Services 15.1%
Health Care Equipment & Supplies 9.7%
Health Care Technology 5.2%
All Others* 10.5%

As of September 30, 2012
Pharmaceuticals 33.6%
Biotechnology 28.3%
Health Care Providers & Services 20.1%
Health Care Equipment & Supplies 8.3%
Health Care Technology 3.1%
All Others* 6.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Health Care Central Fund

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BIOTECHNOLOGY - 33.7%
Biotechnology - 33.7%
Achillion Pharmaceuticals, Inc. (a)	591,100	$ 5,166,214
Acorda Therapeutics, Inc. (a)	84,419	2,703,941
Alexion Pharmaceuticals, Inc. (a)	287,164	26,459,291
Amgen, Inc.	1,055,581	108,207,610
AVEO Pharmaceuticals, Inc. (a)(d)	174,101	1,279,642
Biogen Idec, Inc. (a)	25,324	4,885,253
BioMarin Pharmaceutical, Inc. (a)	316,669	19,715,812
Biovitrum AB (a)	933,904	6,004,800
Discovery Laboratories, Inc. (a)	860,300	1,970,087
Dynavax Technologies Corp. (a)	1,090,650	2,421,243
Elan Corp. PLC sponsored ADR (a)	506,700	5,979,060
Genomic Health, Inc. (a)	147,800	4,179,784
Gilead Sciences, Inc. (a)	1,913,190	93,612,387
Grifols SA ADR	516,300	14,977,863
Infinity Pharmaceuticals, Inc. (a)	156,500	7,585,555
Insmed, Inc. (a)	113,400	849,366
Intercept Pharmaceuticals, Inc.	36,296	1,357,470
Lexicon Pharmaceuticals, Inc. (a)	1,114,900	2,430,482
Medivation, Inc. (a)	285,122	13,335,156
Merrimack Pharmaceuticals, Inc.	176,983	1,079,596
Momenta Pharmaceuticals, Inc. (a)	253,300	3,379,022
Neurocrine Biosciences, Inc. (a)	415,461	5,043,697
NPS Pharmaceuticals, Inc. (a)	354,500	3,612,355
Onyx Pharmaceuticals, Inc. (a)	310,000	27,546,600
Prothena Corp. PLC (a)	315	2,107
Puma Biotechnology, Inc.	168,900	5,639,571
Regeneron Pharmaceuticals, Inc. (a)	135,100	23,831,640
Rigel Pharmaceuticals, Inc. (a)	172,100	1,168,559
Seattle Genetics, Inc. (a)(d)	168,757	5,992,561
Spectrum Pharmaceuticals, Inc.	386,700	2,884,782
Synageva BioPharma Corp. (a)	63,287	3,475,722
Synta Pharmaceuticals Corp. (a)	253,300	2,178,380
Targacept, Inc. (a)	435,400	1,863,512
Theravance, Inc. (a)(d)	274,500	6,483,690
United Therapeutics Corp. (a)	59,144	3,600,095
ZIOPHARM Oncology, Inc. (a)(d)	806,000	1,474,980
		422,377,885
DIVERSIFIED CONSUMER SERVICES - 0.7%
Specialized Consumer Services - 0.7%
Carriage Services, Inc.	429,800	9,133,250
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - 1.8%
Drug Retail - 1.8%
CVS Caremark Corp.	232,200	$ 12,768,678
Walgreen Co.	211,100	10,065,248
		22,833,926
HEALTH CARE EQUIPMENT & SUPPLIES - 9.7%
Health Care Equipment - 7.8%
Boston Scientific Corp. (a)	3,377,853	26,381,032
Cardiovascular Systems, Inc. (a)	155,000	3,174,400
CONMED Corp.	233,922	7,967,383
Covidien PLC	295,599	20,053,436
Genmark Diagnostics, Inc. (a)	22,700	293,284
HeartWare International, Inc. (a)	42,384	3,748,017
Insulet Corp. (a)	331,900	8,582,934
Intuitive Surgical, Inc. (a)	14,800	7,269,612
Volcano Corp. (a)	424,720	9,454,267
Zeltiq Aesthetics, Inc. (a)	457,300	1,746,886
Zimmer Holdings, Inc.	118,400	8,906,048
		97,577,299
Health Care Supplies - 1.9%
Derma Sciences, Inc. (a)	409,592	4,947,871
The Cooper Companies, Inc.	171,538	18,505,519
		23,453,390
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		121,030,689
HEALTH CARE PROVIDERS & SERVICES - 15.1%
Health Care Distributors & Services - 3.8%
Amplifon SpA	517,375	2,705,844
McKesson Corp.	422,244	45,585,462
		48,291,306
Health Care Facilities - 1.7%
Brookdale Senior Living, Inc. (a)	190,000	5,297,200
Emeritus Corp. (a)	170,000	4,724,300
Hanger, Inc. (a)	126,677	3,994,126
NMC Health PLC	736,400	3,670,067
Raffles Medical Group Ltd.	1,509,000	3,990,422
		21,676,115
Health Care Services - 5.8%
BioScrip, Inc. (a)	544,645	6,922,438
Catamaran Corp. (a)	316,704	16,782,179
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
MEDNAX, Inc. (a)	261,800	$ 23,465,134
Quest Diagnostics, Inc.	447,554	25,264,423
		72,434,174
Managed Health Care - 3.8%
Aetna, Inc.	59,092	3,020,783
CIGNA Corp.	274,500	17,120,565
Humana, Inc.	211,074	14,587,324
Qualicorp SA (a)	258,700	2,598,842
UnitedHealth Group, Inc.	169,829	9,715,917
		47,043,431
TOTAL HEALTH CARE PROVIDERS & SERVICES		189,445,026
HEALTH CARE TECHNOLOGY - 4.8%
Health Care Technology - 4.8%
athenahealth, Inc. (a)(d)	133,173	12,923,108
Cerner Corp. (a)	383,504	36,337,004
HealthStream, Inc. (a)	201,075	4,612,661
HMS Holdings Corp. (a)	211,100	5,731,365
		59,604,138
IT SERVICES - 1.1%
Data Processing & Outsourced Services - 1.1%
Maximus, Inc.	168,900	13,506,933
LIFE SCIENCES TOOLS & SERVICES - 3.5%
Life Sciences Tools & Services - 3.5%
Agilent Technologies, Inc.	464,464	19,493,554
Bruker BioSciences Corp. (a)	212,600	4,060,660
Illumina, Inc. (a)(d)	380,000	20,520,000
		44,074,214
PERSONAL PRODUCTS - 0.7%
Personal Products - 0.7%
Prestige Brands Holdings, Inc. (a)	360,100	9,250,969
PHARMACEUTICALS - 25.8%
Pharmaceuticals - 25.8%
Actavis, Inc. (a)	342,005	31,502,081
Cadence Pharmaceuticals, Inc. (a)	379,965	2,541,966
Eli Lilly & Co.	211,105	11,988,653
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Endo Health Solutions, Inc. (a)	464,457	$ 14,286,697
Hi-Tech Pharmacal Co., Inc.	122,694	4,062,398
Ipca Laboratories Ltd.	132,939	1,292,998
Johnson & Johnson	62,800	5,120,084
Meda AB (A Shares)	435,400	5,161,420
Merck & Co., Inc.	1,477,829	65,364,377
Mylan, Inc. (a)	422,200	12,218,468
Optimer Pharmaceuticals, Inc. (a)(d)	422,274	5,025,061
Pacira Pharmaceuticals, Inc. (a)(d)	119,400	3,445,884
Pfizer, Inc.	1,519,988	43,866,854
Salix Pharmaceuticals Ltd. (a)	134,600	6,888,828
Sanofi SA	256,118	26,024,726
Shire PLC sponsored ADR	126,700	11,575,312
The Medicines Company (a)	168,898	5,644,571
UCB SA	121,300	7,743,323
Valeant Pharmaceuticals International, Inc. (Canada) (a)	430,698	32,332,558
ViroPharma, Inc. (a)	628,500	15,813,060
Warner Chilcott PLC	844,500	11,442,975
		323,342,294
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
Real Estate Development - 0.4%
PT Lippo Karawaci Tbk	36,867,000	5,193,716
TOTAL COMMON STOCKS (Cost $927,506,181)		1,219,793,040
Convertible Preferred Stocks - 0.4%

HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc. Series D (a)(e) (Cost $4,228,610)	700,500	4,903,500
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	12,888,951	$ 12,888,951
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	27,006,402	27,006,402
TOTAL MONEY MARKET FUNDS (Cost $39,895,353)		39,895,353
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $971,630,144)		1,264,591,893
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(11,653,041)
NET ASSETS - 100%		$ 1,252,938,852
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,903,500 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc. Series D	4/25/12	$ 4,228,610
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,164
Fidelity Securities Lending Cash Central Fund	88,505
Total	$ 108,669
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,219,793,040	$ 1,219,793,040	$ -	$ -
Convertible Preferred Stocks	4,903,500	-	-	4,903,500
Money Market Funds	39,895,353	39,895,353	-	-
Total Investments in Securities:	$ 1,264,591,893	$ 1,259,688,393	$ -	$ 4,903,500
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.9%
Canada	3.9%
Ireland	3.0%
France	2.1%
Spain	1.2%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,364,612) - See accompanying schedule: Unaffiliated issuers (cost $931,734,791)	$ 1,224,696,540
Fidelity Central Funds (cost $39,895,353)	39,895,353
Total Investments (cost $971,630,144)		$ 1,264,591,893
Cash		9,928
Receivable for investments sold		36,437,995
Receivable for fund shares sold		178,426
Dividends receivable		1,414,840
Distributions receivable from Fidelity Central Funds		15,152
Total assets		1,302,648,234

Liabilities
Payable for investments purchased	$ 21,562,797
Payable for fund shares redeemed	1,126,917
Other payables and accrued expenses	13,266
Collateral on securities loaned, at value	27,006,402
Total liabilities		49,709,382

Net Assets		$ 1,252,938,852
Net Assets consist of:
Paid in capital		$ 959,963,131
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		292,975,721
Net Assets, for 6,808,147 shares outstanding		$ 1,252,938,852
Net Asset Value, offering price and redemption price per share ($1,252,938,852 ÷ 6,808,147 shares)		$ 184.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,706,717
Interest		4
Income from Fidelity Central Funds		108,669
Total income		5,815,390

Expenses
Custodian fees and expenses	$ 26,778
Independent directors' compensation	3,492
Interest	331
Total expenses before reductions	30,601
Expense reductions	(3,693)	26,908
Net investment income (loss)		5,788,482
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,672,820
Foreign currency transactions	(33,381)
Total net realized gain (loss)		50,639,439
Change in net unrealized appreciation (depreciation) on: Investment securities	90,452,155
Assets and liabilities in foreign currencies	(7,662)
Total change in net unrealized appreciation (depreciation)		90,444,493
Net gain (loss)		141,083,932
Net increase (decrease) in net assets resulting from operations		$ 146,872,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,788,482	$ 10,580,518
Net realized gain (loss)	50,639,439	84,254,235
Change in net unrealized appreciation (depreciation)	90,444,493	177,236,771
Net increase (decrease) in net assets resulting from operations	146,872,414	272,071,524
Distributions to partners from net investment income	(5,467,002)	(10,391,580)
Affiliated share transactions Proceeds from sales of shares	119,284,579	201,880,267
Reinvestment of distributions	5,466,907	10,391,393
Cost of shares redeemed	(57,480,177)	(153,530,652)
Net increase (decrease) in net assets resulting from share transactions	67,271,309	58,741,008
Total increase (decrease) in net assets	208,676,721	320,420,952

Net Assets
Beginning of period	1,044,262,131	723,841,179
End of period	$ 1,252,938,852	$ 1,044,262,131
Other Affiliated Information Shares
Sold	732,800	1,482,597
Issued in reinvestment of distributions	32,563	70,823
Redeemed	(338,837)	(1,049,689)
Net increase (decrease)	426,526	503,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 163.64	$ 123.15	$ 112.31	$ 101.00	$ 99.61	$ 119.65
Income from Investment Operations
Net investment income (loss) D	.86	1.63	.79 H	1.06 I	1.15	1.13
Net realized and unrealized gain (loss)	20.35	40.46	10.97	11.10	1.39	(20.05)
Total from investment operations	21.21	42.09	11.76	12.16	2.54	(18.92)
Distributions to partners from net investment income	(.81)	(1.60)	(.92)	(.85)	(1.15)	(1.12)
Net asset value, end of period	$ 184.04	$ 163.64	$ 123.15	$ 112.31	$ 101.00	$ 99.61
Total Return B, C	13.01%	34.34%	10.44%	12.08%	2.81%	(15.90)%
Ratios to Average Net Assets E, J
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% A, G	-% G	.01%	.01%	.01%	.01%
Expenses net of all reductions	-% A, G	-% G	.01%	.01%	.01%	.01%
Net investment income (loss)	1.03% A	1.13%	.60% H	.98% I	1.36%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,252,939	$ 1,044,262	$ 723,841	$ 700,414	$ 671,594	$ 668,173
Portfolio turnover rate F	99% A	120%	138%	104% K	185%	137%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%. JExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	13.7	16.3
United Technologies Corp.	6.7	6.0
3M Co.	4.3	3.9
Danaher Corp.	4.1	3.8
Honeywell International, Inc.	3.7	3.7
Cummins, Inc.	2.8	3.0
Eaton Corp. PLC	2.8	0.0
Towers Watson & Co.	2.5	1.5
Precision Castparts Corp.	2.2	2.4
Textron, Inc.	2.0	2.4
	44.8
Top Industries (% of fund's net assets)
As of March 31, 2013
Machinery 25.5%
Industrial Conglomerates 23.2%
Aerospace & Defense 17.3%
Electrical Equipment 7.5%
Professional Services 7.1%
All Others* 19.4%

As of September 30, 2012
Industrial Conglomerates 27.5%
Machinery 20.9%
Aerospace & Defense 15.5%
Road & Rail 7.2%
Electrical Equipment 6.1%
All Others* 22.8%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Industrials Central Fund

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
AEROSPACE & DEFENSE - 17.1%
Aerospace & Defense - 17.1%
General Dynamics Corp.	162,491	$ 11,457,240
Honeywell International, Inc.	527,295	39,731,678
Precision Castparts Corp.	123,867	23,487,661
Teledyne Technologies, Inc. (a)	203,812	15,987,013
Textron, Inc.	725,218	21,618,749
United Technologies Corp.	774,058	72,320,239
		184,602,580
AIR FREIGHT & LOGISTICS - 0.3%
Air Freight & Logistics - 0.3%
Hub Group, Inc. Class A (a)	82,900	3,188,334
AUTO COMPONENTS - 1.2%
Auto Parts & Equipment - 1.2%
Johnson Controls, Inc.	381,948	13,394,916
BUILDING PRODUCTS - 0.9%
Building Products - 0.9%
American Woodmark Corp. (a)	108,744	3,700,558
Armstrong World Industries, Inc.	112,000	6,259,680
		9,960,238
COMMERCIAL SERVICES & SUPPLIES - 3.4%
Diversified Support Services - 0.7%
Aggreko PLC	249,900	6,766,442
Copart, Inc. (a)	20,377	698,524
		7,464,966
Environmental & Facility Services - 2.7%
Republic Services, Inc.	648,398	21,397,134
Stericycle, Inc. (a)	74,705	7,932,177
		29,329,311
TOTAL COMMERCIAL SERVICES & SUPPLIES		36,794,277
CONSTRUCTION & ENGINEERING - 3.4%
Construction & Engineering - 3.4%
EMCOR Group, Inc.	246,075	10,431,119
Jacobs Engineering Group, Inc. (a)	260,400	14,644,896
URS Corp.	246,515	11,687,276
		36,763,291
Common Stocks - continued
	Shares	Value
ELECTRICAL EQUIPMENT - 7.5%
Electrical Components & Equipment - 7.5%
AMETEK, Inc.	375,262	$ 16,271,360
Eaton Corp. PLC	487,688	29,870,890
Generac Holdings, Inc.	103,800	3,668,292
Hubbell, Inc. Class B	184,291	17,896,499
Regal-Beloit Corp.	167,451	13,657,304
		81,364,345
INDUSTRIAL CONGLOMERATES - 23.2%
Industrial Conglomerates - 23.2%
3M Co.	441,839	46,971,904
Carlisle Companies, Inc.	170,304	11,544,908
Danaher Corp.	720,029	44,749,802
General Electric Co.	6,384,627	147,612,575
		250,879,189
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Eurofins Scientific SA	25,794	5,415,890
MACHINERY - 25.5%
Construction & Farm Machinery & Heavy Trucks - 8.9%
Cummins, Inc.	261,433	30,276,556
Manitowoc Co., Inc.	726,084	14,928,287
Oshkosh Truck Corp. (a)	316,320	13,440,437
PACCAR, Inc.	296,426	14,987,299
Toro Co.	199,818	9,199,621
Wabtec Corp.	134,995	13,784,339
		96,616,539
Industrial Machinery - 16.6%
Actuant Corp. Class A	127,386	3,900,559
Donaldson Co., Inc.	213,800	7,737,422
Dover Corp.	248,993	18,146,610
GEA Group AG	179,644	5,920,413
Graco, Inc.	206,829	12,002,287
Harsco Corp.	408,696	10,123,400
IDEX Corp.	198,800	10,619,896
Illinois Tool Works, Inc.	82,101	5,003,235
Ingersoll-Rand PLC	340,240	18,716,602
Nordson Corp.	10,300	679,285
Pall Corp.	183,354	12,535,913
Parker Hannifin Corp.	211,822	19,398,659
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Pentair Ltd.	272,913	$ 14,396,161
Stanley Black & Decker, Inc.	189,281	15,326,083
Timken Co.	234,520	13,269,142
TriMas Corp. (a)	355,844	11,554,255
		179,329,922
TOTAL MACHINERY		275,946,461
PROFESSIONAL SERVICES - 7.1%
Human Resource & Employment Services - 2.9%
Manpower, Inc.	71,895	4,077,884
Towers Watson & Co.	395,315	27,403,236
		31,481,120
Research & Consulting Services - 4.2%
Bureau Veritas SA	29,220	3,636,944
Dun & Bradstreet Corp. (d)	236,128	19,752,107
Nielsen Holdings B.V.	281,600	10,086,912
Verisk Analytics, Inc. (a)	185,984	11,462,194
		44,938,157
TOTAL PROFESSIONAL SERVICES		76,419,277
ROAD & RAIL - 2.9%
Railroads - 2.0%
Union Pacific Corp.	150,180	21,387,134
Trucking - 0.9%
J.B. Hunt Transport Services, Inc.	130,758	9,738,856
TOTAL ROAD & RAIL		31,125,990
TRADING COMPANIES & DISTRIBUTORS - 3.2%
Trading Companies & Distributors - 3.2%
W.W. Grainger, Inc.	52,817	11,882,769
Watsco, Inc.	114,900	9,672,282
WESCO International, Inc. (a)	171,631	12,462,127
		34,017,178
TOTAL COMMON STOCKS (Cost $803,973,439)		1,039,871,966
Convertible Preferred Stocks - 0.2%
	Shares	Value
AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
United Technologies Corp. 7.50% (Cost $2,146,923)	41,600	$ 2,489,760
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,729,039	1,729,039
8% 12/6/14 (e)	2,440,460	2,440,460
TOTAL CONVERTIBLE BONDS (Cost $4,169,499)		4,169,499
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	41,510,740	41,510,740
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,403,625	2,403,625
TOTAL MONEY MARKET FUNDS (Cost $43,914,365)		43,914,365
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $854,204,226)		1,090,445,590
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,212,539)
NET ASSETS - 100%		$ 1,080,233,051
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,169,499 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,729,039
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 6/12/12	$ 2,440,460
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,144
Fidelity Securities Lending Cash Central Fund	4,399
Total	$ 25,543
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,039,871,966	$ 1,039,871,966	$ -	$ -
Convertible Preferred Stocks	2,489,760	2,489,760	-	-
Convertible Bonds	4,169,499	-	-	4,169,499
Money Market Funds	43,914,365	43,914,365	-	-
Total Investments in Securities:	$ 1,090,445,590	$ 1,086,276,091	$ -	$ 4,169,499

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,400,755) - See accompanying schedule: Unaffiliated issuers (cost $810,289,861)	$ 1,046,531,225
Fidelity Central Funds (cost $43,914,365)	43,914,365
Total Investments (cost $854,204,226)		$ 1,090,445,590
Cash		71,450
Receivable for investments sold		12,441,256
Receivable for fund shares sold		160,917
Dividends receivable		1,809,242
Interest receivable		83,417
Distributions receivable from Fidelity Central Funds		7,128
Total assets		1,105,019,000

Liabilities
Payable for investments purchased	$ 21,483,772
Payable for fund shares redeemed	891,063
Other payables and accrued expenses	7,489
Collateral on securities loaned, at value	2,403,625
Total liabilities		24,785,949

Net Assets		$ 1,080,233,051
Net Assets consist of:
Paid in capital		$ 843,988,128
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		236,244,923
Net Assets, for 6,026,038 shares outstanding		$ 1,080,233,051
Net Asset Value, offering price and redemption price per share ($1,080,233,051 ÷ 6,026,038 shares)		$ 179.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 9,019,807
Interest		170,243
Income from Fidelity Central Funds		25,543
Total income		9,215,593

Expenses
Custodian fees and expenses	$ 12,183
Independent directors' compensation	3,020
Total expenses before reductions	15,203
Expense reductions	(3,020)	12,183
Net investment income (loss)		9,203,410
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,952,967
Foreign currency transactions	2,224
Total net realized gain (loss)		53,955,191
Change in net unrealized appreciation (depreciation) on: Investment securities	106,947,766
Assets and liabilities in foreign currencies	(1,568)
Total change in net unrealized appreciation (depreciation)		106,946,198
Net gain (loss)		160,901,389
Net increase (decrease) in net assets resulting from operations		$ 170,104,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,203,410	$ 16,447,402
Net realized gain (loss)	53,955,191	(8,612,133)
Change in net unrealized appreciation (depreciation)	106,946,198	208,821,449
Net increase (decrease) in net assets resulting from operations	170,104,799	216,656,718
Distributions to partners from net investment income	(8,610,445)	(15,897,005)
Affiliated share transactions Proceeds from sales of shares	82,534,175	172,824,381
Reinvestment of distributions	8,610,249	15,896,635
Cost of shares redeemed	(56,472,471)	(133,183,202)
Net increase (decrease) in net assets resulting from share transactions	34,671,953	55,537,814
Total increase (decrease) in net assets	196,166,307	256,297,527

Net Assets
Beginning of period	884,066,744	627,769,217
End of period	$ 1,080,233,051	$ 884,066,744
Other Affiliated Information Shares
Sold	518,612	1,257,202
Issued in reinvestment of distributions	52,851	108,993
Redeemed	(343,864)	(913,436)
Net increase (decrease)	227,599	452,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 152.47	$ 117.43	$ 123.67	$ 101.63	$ 105.55	$ 135.17
Income from Investment Operations
Net investment income (loss) D	1.54	2.81	2.21	1.67	1.76	1.98
Net realized and unrealized gain (loss)	26.69	34.95	(6.31)	21.93	(3.98)	(29.63)
Total from investment operations	28.23	37.76	(4.10)	23.60	(2.22)	(27.65)
Distributions to partners from net investment income	(1.44)	(2.72)	(2.14)	(1.56)	(1.70)	(1.97)
Net asset value, end of period	$ 179.26	$ 152.47	$ 117.43	$ 123.67	$ 101.63	$ 105.55
Total Return B, C	18.61%	32.29%	(3.60)%	23.36%	(1.60)%	(20.68)%
Ratios to Average Net Assets E, H
Expenses before reductions	-% A, G	-% G	.01%	.01%	-% G	.01%
Expenses net of fee waivers, if any	-% A, G	-% G	.01%	.01%	-% G	-% G
Expenses net of all reductions	-% A, G	-% G	.01%	.01%	-% G	-% G
Net investment income (loss)	1.89% A	1.95%	1.56%	1.46%	2.19%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,080,233	$ 884,067	$ 627,769	$ 656,960	$ 601,590	$ 624,898
Portfolio turnover rate F	85% A	85%	105%	105% I	146%	109%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.7	21.6
Google, Inc. Class A	9.1	7.9
salesforce.com, Inc.	4.2	2.8
Oracle Corp.	3.6	1.6
Visa, Inc. Class A	3.0	3.8
eBay, Inc.	2.9	2.6
MasterCard, Inc. Class A	2.1	0.2
Altera Corp.	1.9	1.8
Juniper Networks, Inc.	1.8	0.1
Fidelity National Information Services, Inc.	1.5	0.1
	39.8
Top Industries (% of fund's net assets)
As of March 31, 2013
Software 22.7%
Internet Software & Services 18.5%
Computers & Peripherals 14.5%
Semiconductors & Semiconductor Equipment 12.5%
IT Services 10.0%
All Others* 21.8%

As of September 30, 2012
Computers & Peripherals 25.0%
Software 18.7%
Semiconductors & Semiconductor Equipment 14.6%
Internet Software & Services 13.4%
IT Services 7.7%
All Others* 20.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Information Technology Central Fund

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
DigitalGlobe, Inc. (a)	635	$ 18,358
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	16,605	629,163
CHEMICALS - 0.4%
Specialty Chemicals - 0.4%
JSR Corp.	198,300	4,027,721
Nitto Denko Corp.	32,800	1,940,787
		5,968,508
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Commercial Printing - 0.1%
Nissha Printing Co. Ltd. (a)(d)	129,800	2,293,062
COMMUNICATIONS EQUIPMENT - 9.5%
Communications Equipment - 9.5%
AAC Acoustic Technology Holdings, Inc.	198,000	951,414
Acme Packet, Inc. (a)	445,068	13,004,887
ADTRAN, Inc.	130,033	2,555,148
ADVA AG Optical Networking (a)	143,080	661,916
Alcatel-Lucent SA sponsored ADR (a)	11,181	14,871
Aruba Networks, Inc. (a)	253,873	6,280,818
Brocade Communications Systems, Inc. (a)	147,590	851,594
Ciena Corp. (a)	304,205	4,870,322
Cisco Systems, Inc.	769,250	16,085,018
Comba Telecom Systems Holdings Ltd.	141,000	47,772
Compal Communications, Inc. (a)	3,000	3,184
F5 Networks, Inc. (a)	284,070	25,304,956
Finisar Corp. (a)	705,560	9,306,336
HTC Corp.	20,000	163,698
Infinera Corp. (a)	506,556	3,545,892
JDS Uniphase Corp. (a)	84,769	1,133,362
Juniper Networks, Inc. (a)	1,657,669	30,733,183
Motorola Solutions, Inc.	151,303	9,687,931
Oplink Communications, Inc. (a)	300	4,920
Palo Alto Networks, Inc.	15,512	877,979
Polycom, Inc. (a)	150	1,662
QUALCOMM, Inc.	260,764	17,458,150
Research In Motion Ltd. (a)(d)	39,200	566,440
Riverbed Technology, Inc. (a)	943	14,060
Common Stocks - continued
	Shares	Value
COMMUNICATIONS EQUIPMENT - CONTINUED
Communications Equipment - continued
Sandvine Corp. (U.K.) (a)	2,029,500	$ 4,015,647
Sonus Networks, Inc. (a)	4,119,671	10,669,948
Spirent Communications PLC	61,400	137,422
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	344,953	4,346,408
ZTE Corp. (H Shares)	461,440	796,555
		164,091,493
COMPUTERS & PERIPHERALS - 14.5%
Computer Hardware - 11.8%
3D Systems Corp. (a)(d)	102,187	3,294,509
Advantech Co. Ltd.	1,434,000	5,880,590
Apple, Inc.	377,586	167,130,888
ASUSTeK Computer, Inc.	16,000	191,484
Foxconn Technology Co. Ltd.	6,450	17,965
Hewlett-Packard Co.	1,294	30,849
Lenovo Group Ltd.	19,672,000	19,538,827
Quanta Computer, Inc.	394,000	877,109
Stratasys Ltd. (a)	52,399	3,889,054
Toshiba Corp.	347,000	1,739,884
Wistron Corp.	641,550	714,098
		203,305,257
Computer Storage & Peripherals - 2.7%
ADLINK Technology, Inc.	3,450	3,881
Catcher Technology Co. Ltd.	995,000	4,529,994
Chicony Electronics Co. Ltd.	2,445,000	6,441,533
EMC Corp. (a)	679,567	16,234,856
Fusion-io, Inc. (a)	112,200	1,836,714
Gemalto NV	1,940	169,226
NetApp, Inc. (a)	5,033	171,927
SanDisk Corp. (a)	265,389	14,596,395
SIMPLO Technology Co. Ltd.	4,200	19,754
Synaptics, Inc. (a)	417	16,968
Wacom Co. Ltd.	345	1,368,858
		45,390,106
TOTAL COMPUTERS & PERIPHERALS		248,695,363
Common Stocks - continued
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.3%
Education Services - 0.3%
Educomp Solutions Ltd.	20,737	$ 23,926
New Oriental Education & Technology Group, Inc. sponsored ADR	269,737	4,855,266
		4,879,192
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Dynapack International Technology Corp.	28,000	101,232
TECO Electric & Machinery Co. Ltd.	2,080,000	1,678,093
		1,779,325
ELECTRONIC EQUIPMENT & COMPONENTS - 4.7%
Electronic Components - 1.6%
Aeroflex Holding Corp. (a)	28,806	226,415
Amphenol Corp. Class A	60,609	4,524,462
AU Optronics Corp. (a)	18,000	7,954
Cheng Uei Precision Industries Co. Ltd.	227,449	437,050
Delta Electronics, Inc.	705,000	3,009,088
DTS, Inc. (a)	3,014	50,123
FLEXium Interconnect, Inc.	605	2,015
Innolux Corp. (a)	55,509	34,191
InvenSense, Inc. (a)	285,699	3,051,265
Ledlink Optics, Inc.	564,000	1,699,250
Omron Corp.	68,300	1,683,284
Tong Hsing Electronics Industries Ltd.	1,220,000	5,227,637
TXC Corp.	529,000	794,244
Universal Display Corp. (a)(d)	107,189	3,150,285
Yaskawa Electric Corp.	351,000	3,478,865
		27,376,128
Electronic Equipment & Instruments - 1.0%
Chroma ATE, Inc.	775,188	1,850,258
FEI Co.	6,900	445,395
Hitachi High-Technologies Corp.	16,700	351,261
Keyence Corp.	9,120	2,773,735
National Instruments Corp.	228,490	7,483,048
RealD, Inc. (a)(d)	26,913	349,869
SFA Engineering Corp.	3,120	171,447
SNU Precision Co. Ltd. (a)	16,027	107,673
Test Research, Inc.	16,027	28,221
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
TPK Holding Co. Ltd.	1	$ 13
TPK Holding Co. Ltd. GDR (Reg. S)	218,460	4,344,188
		17,905,108
Electronic Manufacturing Services - 1.5%
Benchmark Electronics, Inc. (a)	7,000	126,140
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,800	44,059
Jabil Circuit, Inc.	138,856	2,566,059
Ju Teng International Holdings Ltd.	4,244,000	2,668,030
KEMET Corp. (a)	2,906	18,163
TE Connectivity Ltd.	297,937	12,492,498
Trimble Navigation Ltd. (a)	249,870	7,486,105
		25,401,054
Technology Distributors - 0.6%
Arrow Electronics, Inc. (a)	2	81
Digital China Holdings Ltd. (H Shares)	7,061,000	9,551,050
Redington India Ltd.	124,433	184,946
WPG Holding Co. Ltd.	12,187	13,994
WT Microelectronics Co. Ltd.	37,079	43,506
		9,793,577
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		80,475,867
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Biosensors International Group Ltd. (a)	1,762,000	1,853,840
HEALTH CARE TECHNOLOGY - 0.9%
Health Care Technology - 0.9%
athenahealth, Inc. (a)	52,859	5,129,437
Cerner Corp. (a)	58,002	5,495,690
So-net M3, Inc.	2,636	5,093,624
		15,718,751
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Alpine Electronics, Inc.	343,300	3,307,729
Sharp Corp.	1,000	2,889
Sony Corp.	68,600	1,196,592
Sony Corp. sponsored ADR (d)	98,800	1,719,120
		6,226,330
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Household Appliances - 0.0%
Haier Electronics Group Co. Ltd.	30,000	$ 47,845
TOTAL HOUSEHOLD DURABLES		6,274,175
HOUSEHOLD PRODUCTS - 0.0%
Household Products - 0.0%
NVC Lighting Holdings Ltd.	386,000	89,009
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	409	24,204
INTERNET & CATALOG RETAIL - 0.3%
Internet Retail - 0.3%
Amazon.com, Inc. (a)	3,383	901,536
E-Commerce China Dangdang, Inc. ADR (a)	350	1,453
Groupon, Inc. Class A (a)(d)	279,100	1,708,092
priceline.com, Inc. (a)	1,211	833,083
Rakuten, Inc.	86,400	878,364
Start Today Co. Ltd.	86,700	1,072,064
TripAdvisor, Inc. (a)	4,814	252,831
		5,647,423
INTERNET SOFTWARE & SERVICES - 18.5%
Internet Software & Services - 18.5%
Active Network, Inc. (a)	130,681	547,553
Akamai Technologies, Inc. (a)	4,228	149,206
Angie's List, Inc. (a)	62,500	1,235,000
Bankrate, Inc. (a)	53,981	644,533
Bazaarvoice, Inc. (a)	6,100	44,652
ChinaCache International Holdings Ltd. sponsored ADR (a)	11,568	41,876
Cornerstone OnDemand, Inc. (a)	191,682	6,536,356
DealerTrack Holdings, Inc. (a)	65,957	1,937,817
Demandware, Inc.	103,011	2,611,329
eBay, Inc. (a)	923,516	50,073,038
Equinix, Inc. (a)	200	43,262
ExactTarget, Inc.	265,756	6,184,142
Facebook, Inc. Class A	152,099	3,890,692
Google, Inc. Class A (a)	197,526	156,841,570
INFO Edge India Ltd.	66,452	438,781
IntraLinks Holdings, Inc. (a)	265,200	1,686,672
Kakaku.com, Inc.	45,600	1,121,895
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Keynote Systems, Inc.	53,786	$ 750,853
LinkedIn Corp. (a)	121,323	21,360,127
LivePerson, Inc. (a)	10,500	142,590
LogMeIn, Inc. (a)	40,388	776,257
Mail.Ru Group Ltd. GDR (e)	2,300	63,710
MercadoLibre, Inc.	130	12,553
Millennial Media, Inc. (d)	241,200	1,531,620
NHN Corp.	10,193	2,539,308
Open Text Corp. (a)	300	17,731
PChome Online, Inc.	200,000	863,685
Qihoo 360 Technology Co. Ltd. ADR (a)	630	18,667
Rackspace Hosting, Inc. (a)	14,839	749,073
Renren, Inc. ADR (a)	7,700	22,253
Responsys, Inc. (a)	600,241	5,312,133
SciQuest, Inc. (a)	274,544	6,600,038
SINA Corp. (a)	226,306	10,996,209
SouFun Holdings Ltd. ADR	326	8,544
Tencent Holdings Ltd.	308,000	9,792,452
Velti PLC (a)	22,864	45,271
VeriSign, Inc. (a)	55,326	2,615,813
Vocus, Inc. (a)	242,742	3,434,799
Web.com Group, Inc. (a)	110,100	1,880,508
XO Group, Inc. (a)	8,500	85,000
Yahoo!, Inc. (a)	578,232	13,605,799
Yandex NV (a)	34,475	797,062
YouKu.com, Inc. ADR (a)	7,279	122,069
		318,172,498
IT SERVICES - 10.0%
Data Processing & Outsourced Services - 8.9%
Automatic Data Processing, Inc.	2,802	182,186
Fidelity National Information Services, Inc.	669,562	26,528,046
Fiserv, Inc. (a)	10,300	904,649
FleetCor Technologies, Inc. (a)	30,700	2,353,769
Global Payments, Inc.	202,318	10,047,112
Jack Henry & Associates, Inc.	44,300	2,047,103
MasterCard, Inc. Class A	65,444	35,413,712
Paychex, Inc.	203,080	7,122,016
Syntel, Inc.	15,900	1,073,568
Teletech Holdings, Inc. (a)	4,506	95,572
The Western Union Co.	422,419	6,353,182
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Total System Services, Inc.	357,189	$ 8,851,143
VeriFone Systems, Inc. (a)	22	455
Visa, Inc. Class A	305,491	51,884,591
WNS Holdings Ltd. sponsored ADR (a)	11,900	175,406
		153,032,510
IT Consulting & Other Services - 1.1%
Accenture PLC Class A	78,066	5,930,674
Bit-isle, Inc.	3,500	48,632
Camelot Information Systems, Inc. ADR (a)	300	510
ChinaSoft International Ltd. (a)	510,000	114,318
Cognizant Technology Solutions Corp. Class A (a)	11,631	891,051
EPAM Systems, Inc. (a)	91,700	2,130,191
IBM Corp.	28,353	6,047,695
Pactera Technology International Ltd. ADR	188,430	1,209,721
ServiceSource International, Inc. (a)	172,880	1,222,262
Teradata Corp. (a)	2,557	149,610
Unisys Corp. (a)	46,500	1,057,875
Virtusa Corp. (a)	34,900	829,224
		19,631,763
TOTAL IT SERVICES		172,664,273
LEISURE EQUIPMENT & PRODUCTS - 0.1%
Photographic Products - 0.1%
Sunny Optical Technology Group Co. Ltd.	838,000	967,270
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	18,094	977,076
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	36,700	630,506
		1,607,582
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Airtac International Group	638,000	3,267,742
Fanuc Corp.	17,200	2,647,559
HIWIN Technologies Corp.	168,230	1,255,868
Mirle Automation Corp.	180,095	127,812
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Nippon Thompson Co. Ltd.	69,000	$ 338,641
Shin Zu Shing Co. Ltd.	538,000	1,638,926
		9,276,548
MEDIA - 0.3%
Advertising - 0.2%
Dentsu, Inc.	300	8,895
Focus Media Holding Ltd. ADR	95,142	2,550,757
ReachLocal, Inc. (a)	29,209	436,967
		2,996,619
Broadcasting - 0.0%
Pandora Media, Inc. (a)	400	5,664
Cable & Satellite - 0.0%
DIRECTV (a)	281	15,907
Movies & Entertainment - 0.1%
IMAX Corp. (a)	64,100	1,713,393
TOTAL MEDIA		4,731,583
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	11,044	94,978
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd.	1,900,500	1,929,255
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
Acacia Research Corp. (a)	26,400	796,488
IHS, Inc. Class A (a)	7,900	827,288
		1,623,776
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
American Tower Corp.	50,017	3,847,308
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.3%
Semiconductor Equipment - 1.3%
Advanced Energy Industries, Inc. (a)	8,309	152,055
Aixtron AG sponsored ADR	24,900	365,034
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Amkor Technology, Inc. (a)(d)	3,396	$ 13,584
Applied Materials, Inc.	12,851	173,231
Asia Pacific Systems, Inc. (a)	18,124	184,190
ASM International NV (depositary receipt)	4,759	158,427
ASML Holding NV	12,767	868,284
Dainippon Screen Manufacturing Co. Ltd. (d)	178,000	820,651
Entegris, Inc. (a)	221,249	2,181,515
GCL-Poly Energy Holdings Ltd.	1,704,000	346,834
GT Advanced Technologies, Inc. (a)(d)	119,936	394,589
ICD Co. Ltd.	11,308	136,278
Lam Research Corp. (a)	4,427	183,543
Nanometrics, Inc. (a)	100,000	1,443,000
Rubicon Technology, Inc. (a)	18,595	122,727
Teradyne, Inc. (a)	125,164	2,030,160
Tessera Technologies, Inc.	283,298	5,311,838
Ultratech, Inc. (a)	144,626	5,717,066
Veeco Instruments, Inc. (a)	24,800	950,584
Visual Photonics Epitaxy Co. Ltd.	513,600	601,767
		22,155,357
Semiconductors - 11.0%
Advanced Micro Devices, Inc. (a)(d)	2,563	6,536
Alpha & Omega Semiconductor Ltd. (a)	18,356	163,001
Altera Corp.	944,046	33,485,312
Analog Devices, Inc.	18,632	866,202
Applied Micro Circuits Corp. (a)	274,457	2,036,471
ARM Holdings PLC sponsored ADR	8	339
Atmel Corp. (a)	66,682	464,107
Avago Technologies Ltd.	481	17,278
Broadcom Corp. Class A	49,110	1,702,644
Canadian Solar, Inc. (a)	50	173
Cavium, Inc. (a)	289,908	11,251,329
Chipbond Technology Corp.	1,078,000	2,432,284
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	145,100	1,932,732
Cirrus Logic, Inc. (a)	7,364	167,531
Cree, Inc. (a)	159,570	8,730,075
Cypress Semiconductor Corp.	239,385	2,640,417
Dialog Semiconductor PLC (a)	7,800	103,484
Diodes, Inc. (a)	792	16,616
Duksan Hi-Metal Co. Ltd. (a)	9,147	228,695
Epistar Corp.	465,000	839,030
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Fairchild Semiconductor International, Inc. (a)	1,104	$ 15,611
Freescale Semiconductor Holdings I Ltd. (a)	196,359	2,923,786
Genesis Photonics, Inc.	36,028	26,473
Global Unichip Corp.	51,000	156,899
Hittite Microwave Corp. (a)	237	14,353
Infineon Technologies AG	1,969	15,548
Inotera Memories, Inc. (a)	30,860,000	9,287,338
Inphi Corp. (a)	271,351	2,835,618
International Rectifier Corp. (a)	19,970	422,366
Intersil Corp. Class A	49,517	431,293
JA Solar Holdings Co. Ltd. ADR (a)(d)	18,096	65,508
Linear Technology Corp.	483	18,533
LSI Corp. (a)	1,052,342	7,134,879
MagnaChip Semiconductor Corp. (a)	137	2,371
Marvell Technology Group Ltd.	1,113	11,776
Maxim Integrated Products, Inc.	47	1,535
MediaTek, Inc.	2,950	33,774
Mellanox Technologies Ltd. (a)	49,596	2,753,074
Micron Technology, Inc. (a)	1,852,240	18,485,355
Mindspeed Technologies, Inc. (a)(d)	336,945	1,122,027
Monolithic Power Systems, Inc.	312,983	7,627,396
MStar Semiconductor, Inc.	119,000	975,997
Novatek Microelectronics Corp.	886,000	3,840,954
NVIDIA Corp.	12,498	160,224
NXP Semiconductors NV (a)	144,904	4,384,795
O2Micro International Ltd. sponsored ADR (a)	30,000	93,600
Omnivision Technologies, Inc. (a)	57,161	787,679
ON Semiconductor Corp. (a)	1,337,779	11,076,810
PMC-Sierra, Inc. (a)	1,048,178	7,117,129
Power Integrations, Inc.	10,275	446,038
Radiant Opto-Electronics Corp.	5,490	21,595
Rambus, Inc. (a)	319,232	1,790,892
RDA Microelectronics, Inc. sponsored ADR	32,607	301,615
RF Micro Devices, Inc. (a)	959,864	5,106,476
Samsung Electronics Co. Ltd.	4	5,493
Semtech Corp. (a)	121,866	4,312,838
Seoul Semiconductor Co. Ltd.	547	14,217
Silicon Laboratories, Inc. (a)	3,200	132,352
Silicon Motion Technology Corp. sponsored ADR	112	1,310
Siliconware Precision Industries Co. Ltd.	88,000	100,161
Siliconware Precision Industries Co. Ltd. sponsored ADR	111,400	648,348
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Sitronix Technology Corp.	601,000	$ 857,077
SK Hynix, Inc.	36,020	931,355
Skymedi Corp.	1,139	1,047
Skyworks Solutions, Inc. (a)	387,708	8,541,207
Spreadtrum Communications, Inc. ADR	530,672	10,884,083
STMicroelectronics NV (NY Shares) unit	2,050	15,806
Taiwan Surface Mounting Technology Co. Ltd.	231,990	378,599
Texas Instruments, Inc.	5,945	210,929
Trina Solar Ltd. (a)(d)	22,000	79,860
Vanguard International Semiconductor Corp.	36,000	33,623
Win Semiconductors Corp.	2,761	3,073
Xilinx, Inc.	137,886	5,263,109
		188,988,060
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		211,143,417
SOFTWARE - 22.7%
Application Software - 13.3%
Adobe Systems, Inc. (a)	399,034	17,361,969
ANSYS, Inc. (a)	59,411	4,837,244
AsiaInfo-Linkage, Inc. (a)	153,147	1,817,855
Aspen Technology, Inc. (a)	252,280	8,146,121
Autodesk, Inc. (a)	335,734	13,845,670
Blackbaud, Inc.	28,500	844,455
BroadSoft, Inc. (a)	304,489	8,059,824
Citrix Systems, Inc. (a)	85,139	6,143,630
Compuware Corp. (a)	494,775	6,184,688
Comverse, Inc.	622	17,441
Concur Technologies, Inc. (a)(d)	202,997	13,937,774
Dassault Systemes SA	14,717	1,701,244
Descartes Systems Group, Inc. (a)	451,600	4,232,152
Ellie Mae, Inc. (a)	38,280	920,634
Guidewire Software, Inc. (a)	113,433	4,360,365
Informatica Corp. (a)	4,590	158,217
Intuit, Inc.	13,376	878,134
Jive Software, Inc. (a)	367,100	5,579,920
Kingdee International Software Group Co. Ltd. (a)	27,319,600	4,504,845
Manhattan Associates, Inc. (a)	8,800	653,752
MicroStrategy, Inc. Class A (a)	36,703	3,709,939
Nuance Communications, Inc. (a)	515,493	10,402,649
Parametric Technology Corp. (a)	377,798	9,630,071
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Pegasystems, Inc. (d)	48,940	$ 1,374,235
PROS Holdings, Inc. (a)	19,567	531,635
QLIK Technologies, Inc. (a)	187,459	4,842,066
RealPage, Inc. (a)	9,400	194,674
salesforce.com, Inc. (a)	402,853	72,042,202
SAP AG	10,239	820,304
SolarWinds, Inc. (a)	39,891	2,357,558
Splunk, Inc.	355	14,211
Synchronoss Technologies, Inc. (a)	193,654	6,009,084
Synopsys, Inc. (a)	4,807	172,475
TIBCO Software, Inc. (a)	370,747	7,496,504
Ultimate Software Group, Inc. (a)	41,400	4,312,224
Verint Systems, Inc. (a)	17,108	625,297
Workday, Inc. Class A	11,600	714,908
		229,435,970
Home Entertainment Software - 1.6%
Activision Blizzard, Inc.	727,637	10,601,671
Capcom Co. Ltd. (d)	56,500	885,898
Giant Interactive Group, Inc. ADR	271,810	1,766,765
Nintendo Co. Ltd.	63,000	6,766,133
Perfect World Co. Ltd. sponsored ADR Class B	411,593	4,457,552
Square Enix Holdings Co. Ltd.	73,300	780,226
Take-Two Interactive Software, Inc. (a)	112,049	1,809,591
		27,067,836
Systems Software - 7.8%
Allot Communications Ltd. (a)	40,900	488,346
BMC Software, Inc. (a)	377	17,466
Check Point Software Technologies Ltd. (a)	40	1,880
CommVault Systems, Inc. (a)	82,957	6,800,815
Fortinet, Inc. (a)	821	19,441
Imperva, Inc. (a)	24,100	927,850
Infoblox, Inc.	6,100	132,370
Insyde Software Corp.	393,000	935,401
Microsoft Corp.	5,727	163,849
NetSuite, Inc. (a)	100,570	8,051,634
Oracle Corp.	1,905,212	61,614,556
Progress Software Corp. (a)	45,400	1,034,212
Red Hat, Inc. (a)	446,778	22,589,096
ServiceNow, Inc.	26,000	941,200
Sourcefire, Inc. (a)	119,951	7,104,698
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Symantec Corp. (a)	1,318	$ 32,528
Totvs SA	150,700	3,094,915
VMware, Inc. Class A (a)	254,512	20,075,907
		134,026,164
TOTAL SOFTWARE		390,529,970
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SBA Communications Corp. Class A (a)	142,801	10,284,528
TOTAL COMMON STOCKS (Cost $1,344,936,664)		1,665,310,719
Convertible Bonds - 0.2%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13 (Cost $3,859,824)	$ 3,950,000	3,801,875
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	35,195,051	35,195,051
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	15,571,370	15,571,370
TOTAL MONEY MARKET FUNDS (Cost $50,766,421)		50,766,421
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,399,562,909)		1,719,879,015
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,368,385
NET ASSETS - 100%		$ 1,721,247,400
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,710 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 70,854
Fidelity Securities Lending Cash Central Fund	285,175
Total	$ 356,029
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,665,310,719	$ 1,664,114,127	$ 1,196,592	$ -
Convertible Bonds	3,801,875	-	3,801,875	-
Money Market Funds	50,766,421	50,766,421	-	-
Total Investments in Securities:	$ 1,719,879,015	$ 1,714,880,548	$ 4,998,467	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	84.0%
Cayman Islands	4.4%
Taiwan	3.4%
Japan	2.8%
Hong Kong	1.1%
Bermuda	1.0%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,164,380) - See accompanying schedule: Unaffiliated issuers (cost $1,348,796,488)	$ 1,669,112,594
Fidelity Central Funds (cost $50,766,421)	50,766,421
Total Investments (cost $1,399,562,909)		$ 1,719,879,015
Cash		727,614
Foreign currency held at value (cost $376,840)		376,711
Receivable for investments sold		28,621,461
Receivable for fund shares sold		259,112
Dividends receivable		660,703
Interest receivable		67,150
Distributions receivable from Fidelity Central Funds		42,243
Total assets		1,750,634,009

Liabilities
Payable for investments purchased	$ 12,299,685
Payable for fund shares redeemed	1,435,737
Other payables and accrued expenses	79,817
Collateral on securities loaned, at value	15,571,370
Total liabilities		29,386,609

Net Assets		$ 1,721,247,400
Net Assets consist of:
Paid in capital		$ 1,400,977,971
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		320,269,429
Net Assets, for 8,875,840 shares outstanding		$ 1,721,247,400
Net Asset Value, offering price and redemption price per share ($1,721,247,400 ÷ 8,875,840 shares)		$ 193.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,246,234
Interest		449,991
Income from Fidelity Central Funds		356,029
Total income		6,052,254

Expenses
Custodian fees and expenses	$ 85,372
Independent directors' compensation	5,194
Total expenses before reductions	90,566
Expense reductions	(5,417)	85,149
Net investment income (loss)		5,967,105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,138,361
Foreign currency transactions	(168,224)
Total net realized gain (loss)		70,970,137
Change in net unrealized appreciation (depreciation) on: Investment securities	(43,802,392)
Assets and liabilities in foreign currencies	(8,718)
Total change in net unrealized appreciation (depreciation)		(43,811,110)
Net gain (loss)		27,159,027
Net increase (decrease) in net assets resulting from operations		$ 33,126,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,967,105	$ 10,334,315
Net realized gain (loss)	70,970,137	33,034,203
Change in net unrealized appreciation (depreciation)	(43,811,110)	325,138,494
Net increase (decrease) in net assets resulting from operations	33,126,132	368,507,012
Distributions to partners from net investment income	(4,904,427)	(9,303,198)
Affiliated share transactions Proceeds from sales of shares	138,282,319	405,611,506
Reinvestment of distributions	4,904,350	9,303,050
Cost of shares redeemed	(82,138,230)	(256,227,635)
Net increase (decrease) in net assets resulting from share transactions	61,048,439	158,686,921
Total increase (decrease) in net assets	89,270,144	517,890,735

Net Assets
Beginning of period	1,631,977,256	1,114,086,521
End of period	$ 1,721,247,400	$ 1,631,977,256
Other Affiliated Information Shares
Sold	749,986	2,491,293
Issued in reinvestment of distributions	26,372	51,585
Redeemed	(444,308)	(1,415,514)
Net increase (decrease)	332,050	1,127,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 191.01	$ 150.22	$ 153.23	$ 122.94	$ 98.21	$ 150.09
Income from Investment Operations
Net investment income (loss) D	.68	1.20	.72	.59	.77	1.01
Net realized and unrealized gain (loss)	2.80	40.67	(3.04)	30.27	24.72	(51.94)
Total from investment operations	3.48	41.87	(2.32)	30.86	25.49	(50.93)
Distributions to partners from net investment income	(.56)	(1.08)	(.69)	(.57)	(.76)	(.95)
Net asset value, end of period	$ 193.93	$ 191.01	$ 150.22	$ 153.23	$ 122.94	$ 98.21
Total Return B, C	1.83%	27.92%	(1.58)%	25.16%	26.30%	(34.07)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	.73% A	.68%	.41%	.43%	.89%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,721,247	$ 1,631,977	$ 1,114,087	$ 1,002,770	$ 1,005,322	$ 778,606
Portfolio turnover rate F	129% A	195%	188%	128% H	216%	218%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	9.8	8.3
LyondellBasell Industries NV Class A	5.2	4.7
Ecolab, Inc.	4.8	3.4
Air Products & Chemicals, Inc.	4.7	5.7
International Paper Co.	4.0	3.0
PPG Industries, Inc.	3.9	3.8
Eastman Chemical Co.	3.5	3.9
Rock-Tenn Co. Class A	3.2	2.9
FMC Corp.	3.2	1.5
E.I. du Pont de Nemours & Co.	3.1	8.3
	45.4
Top Industries (% of fund's net assets)
As of March 31, 2013
Chemicals 64.3%
Metals & Mining 11.3%
Containers & Packaging 10.2%
Paper & Forest Products 4.6%
Construction Materials 4.0%
All Others* 5.6%

As of September 30, 2012
Chemicals 61.2%
Metals & Mining 20.5%
Containers & Packaging 8.3%
Paper & Forest Products 3.0%
Construction Materials 1.8%
All Others* 5.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Materials Central Fund

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CHEMICALS - 64.3%
Commodity Chemicals - 10.4%
Arkema SA	23,681	$ 2,154,329
Axiall Corp.	130,470	8,110,015
Cabot Corp.	105,838	3,619,660
LyondellBasell Industries NV Class A	302,347	19,135,542
Westlake Chemical Corp.	52,590	4,917,165
		37,936,711
Diversified Chemicals - 15.4%
E.I. du Pont de Nemours & Co.	234,164	11,511,502
Eastman Chemical Co.	184,696	12,904,710
FMC Corp.	203,977	11,632,808
Lanxess AG	35,330	2,505,319
PPG Industries, Inc.	106,163	14,219,472
The Dow Chemical Co.	117,078	3,727,764
		56,501,575
Fertilizers & Agricultural Chemicals - 9.8%
Monsanto Co.	338,799	35,787,337
Industrial Gases - 6.9%
Air Products & Chemicals, Inc.	195,292	17,013,839
Airgas, Inc.	63,614	6,307,964
Praxair, Inc.	16,700	1,862,718
		25,184,521
Specialty Chemicals - 21.8%
Albemarle Corp.	152,203	9,515,732
Ashland, Inc.	139,309	10,350,659
Cytec Industries, Inc.	72,702	5,385,764
Ecolab, Inc.	219,871	17,629,257
Rockwood Holdings, Inc.	121,983	7,982,568
Sherwin-Williams Co.	62,215	10,507,491
Sigma Aldrich Corp.	113,741	8,835,401
W.R. Grace & Co. (a)	126,296	9,789,203
		79,996,075
TOTAL CHEMICALS		235,406,219
CONSTRUCTION MATERIALS - 4.0%
Construction Materials - 4.0%
Lafarge SA (Bearer)	29,100	1,933,354
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - CONTINUED
Construction Materials - continued
Martin Marietta Materials, Inc. (d)	42,489	$ 4,334,728
Vulcan Materials Co.	160,600	8,303,020
		14,571,102
CONTAINERS & PACKAGING - 10.2%
Metal & Glass Containers - 5.5%
Aptargroup, Inc.	137,713	7,897,841
Ball Corp.	193,219	9,193,360
Silgan Holdings, Inc.	65,234	3,082,307
		20,173,508
Paper Packaging - 4.7%
Graphic Packaging Holding Co. (a)	124,735	934,265
MeadWestvaco Corp.	123,165	4,470,890
Rock-Tenn Co. Class A	126,132	11,703,788
		17,108,943
TOTAL CONTAINERS & PACKAGING		37,282,451
METALS & MINING - 11.3%
Diversified Metals & Mining - 1.9%
Copper Mountain Mining Corp. (a)	727,100	1,946,854
First Quantum Minerals Ltd.	170,200	3,236,958
Turquoise Hill Resources Ltd. (a)	306,613	1,952,834
		7,136,646
Gold - 4.1%
Allied Nevada Gold Corp. (a)	130,000	2,139,800
Franco-Nevada Corp.	48,600	2,218,420
Goldcorp, Inc.	188,600	6,345,768
Royal Gold, Inc.	61,418	4,362,521
		15,066,509
Steel - 5.3%
Carpenter Technology Corp.	108,067	5,326,622
Commercial Metals Co.	247,864	3,928,644
Haynes International, Inc.	63,566	3,515,200
Reliance Steel & Aluminum Co.	91,920	6,541,946
		19,312,412
TOTAL METALS & MINING		41,515,567
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 1.0%
Coal & Consumable Fuels - 1.0%
Peabody Energy Corp.	174,082	$ 3,681,834
PAPER & FOREST PRODUCTS - 4.6%
Forest Products - 0.6%
Canfor Corp. (a)	102,300	2,140,964
Paper Products - 4.0%
International Paper Co.	314,031	14,627,564
TOTAL PAPER & FOREST PRODUCTS		16,768,528
TOTAL COMMON STOCKS (Cost $267,644,326)		349,225,701
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (e)	$ 1,462,172	1,462,172
8% 12/6/14 (e)	142,954	142,954
TOTAL CONVERTIBLE BONDS (Cost $1,605,126)		1,605,126
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	15,502,064	15,502,064
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,754,752	2,754,752
TOTAL MONEY MARKET FUNDS (Cost $18,256,816)		18,256,816
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $287,506,268)		369,087,643
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,839,867)
NET ASSETS - 100%		$ 366,247,776
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,605,126 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 1,462,172
Aspen Aerogels, Inc. 8% 12/6/14	6/12/12	$ 142,954
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,927
Fidelity Securities Lending Cash Central Fund	77,318
Total	$ 87,245
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 349,225,701	$ 349,225,701	$ -	$ -
Convertible Bonds	1,605,126	-	-	1,605,126
Money Market Funds	18,256,816	18,256,816	-	-
Total Investments in Securities:	$ 369,087,643	$ 367,482,517	$ -	$ 1,605,126
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.2%
Netherlands	5.2%
Canada	4.8%
France	1.1%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,702,306) - See accompanying schedule: Unaffiliated issuers (cost $269,249,452)	$ 350,830,827
Fidelity Central Funds (cost $18,256,816)	18,256,816
Total Investments (cost $287,506,268)		$ 369,087,643
Cash		27,929
Receivable for investments sold Regular delivery		8,101,084
Delayed delivery		53,412
Receivable for fund shares sold		56,825
Dividends receivable		407,621
Interest receivable		32,103
Distributions receivable from Fidelity Central Funds		3,017
Total assets		377,769,634

Liabilities
Payable for investments purchased	$ 8,450,346
Payable for fund shares redeemed	312,353
Other payables and accrued expenses	4,407
Collateral on securities loaned, at value	2,754,752
Total liabilities		11,521,858

Net Assets		$ 366,247,776
Net Assets consist of:
Paid in capital		$ 284,667,401
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		81,580,375
Net Assets, for 1,871,684 shares outstanding		$ 366,247,776
Net Asset Value, offering price and redemption price per share ($366,247,776 ÷ 1,871,684 shares)		$ 195.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund
Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 2,437,229
Special dividends		969,088
Interest		65,540
Income from Fidelity Central Funds		87,245
Total income		3,559,102

Expenses
Custodian fees and expenses	$ 8,357
Independent directors' compensation	1,062
Total expenses before reductions	9,419
Expense reductions	(1,062)	8,357
Net investment income (loss)		3,550,745
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,022,466
Foreign currency transactions	(4,427)
Total net realized gain (loss)		3,018,039
Change in net unrealized appreciation (depreciation) on: Investment securities	25,143,117
Assets and liabilities in foreign currencies	140
Total change in net unrealized appreciation (depreciation)		25,143,257
Net gain (loss)		28,161,296
Net increase (decrease) in net assets resulting from operations		$ 31,712,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,550,745	$ 5,509,895
Net realized gain (loss)	3,018,039	11,614,172
Change in net unrealized appreciation (depreciation)	25,143,257	67,115,671
Net increase (decrease) in net assets resulting from operations	31,712,041	84,239,738
Distributions to partners from net investment income	(3,243,014)	(4,941,930)
Affiliated share transactions Proceeds from sales of shares	29,843,749	61,364,225
Reinvestment of distributions	3,242,788	4,941,566
Cost of shares redeemed	(9,847,502)	(46,343,108)
Net increase (decrease) in net assets resulting from share transactions	23,239,035	19,962,683
Total increase (decrease) in net assets	51,708,062	99,260,491

Net Assets
Beginning of period	314,539,714	215,279,223
End of period	$ 366,247,776	$ 314,539,714
Other Affiliated Information Shares
Sold	161,628	383,493
Issued in reinvestment of distributions	17,674	30,012
Redeemed	(52,242)	(274,194)
Net increase (decrease)	127,060	139,311

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 180.29	$ 134.10	$ 141.22	$ 125.92	$ 110.04	$ 146.93
Income from Investment Operations
Net investment income (loss) D	1.94 I	3.10	2.78	5.16 H	1.93	2.48
Net realized and unrealized gain (loss)	15.22	45.95	(7.38)	14.82	15.74	(36.82)
Total from investment operations	17.16	49.05	(4.60)	19.98	17.67	(34.34)
Distributions to partners from net investment income	(1.77)	(2.86)	(2.52)	(4.68)	(1.79)	(2.55)
Net asset value, end of period	$ 195.68	$ 180.29	$ 134.10	$ 141.22	$ 125.92	$ 110.04
Total Return B, C	9.59%	36.80%	(3.61)%	16.14%	16.78%	(23.79)%
Ratios to Average Net Assets E, J
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% A, G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	-% A, G	.01%	.01%	.01%	.01%	-% G
Net investment income (loss)	2.08% A, I	1.86%	1.66%	3.84% H	2.12%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 366,248	$ 314,540	$ 215,279	$ 224,026	$ 229,335	$ 189,735
Portfolio turnover rate F	72% A	76%	105%	104% K	158%	100%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HInvestment income per share reflects a large, non-recurring dividend which amounted to $2.76 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.79%. IInvestment income per share reflects a large, non-recurring dividend which amounted to $.53 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.52%. JExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. KPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	25.3	19.1
American Tower Corp.	6.8	0.0
AT&T, Inc.	6.5	18.5
CenturyLink, Inc.	5.5	8.3
SBA Communications Corp. Class A	5.5	5.2
Vodafone Group PLC sponsored ADR	4.8	2.7
Sprint Nextel Corp.	3.5	5.8
Level 3 Communications, Inc.	2.9	2.6
Telephone & Data Systems, Inc.	2.6	3.1
Clearwire Corp. Class A	2.6	1.5
	66.0
Top Industries (% of fund's net assets)
As of March 31, 2013
Diversified Telecommunication Services 58.2%
Wireless Telecommunication Services 26.9%
Real Estate Investment Trusts 6.8%
Media 2.5%
Electronic Equipment & Components 1.2%
All Others* 4.4%

As of September 30, 2012
Diversified Telecommunication Services 62.0%
Wireless Telecommunication Services 27.8%
Media 2.0%
Software 0.2%
Communications Equipment 0.0%
All Others* 8.0%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Telecom Services Central Fund

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.4%
Communications Equipment - 0.4%
Symmetricom, Inc. (a)	229,900	$ 1,043,746
COMPUTERS & PERIPHERALS - 0.2%
Computer Hardware - 0.2%
Apple, Inc.	1,559	690,060
DIVERSIFIED TELECOMMUNICATION SERVICES - 58.2%
Alternative Carriers - 11.7%
Cogent Communications Group, Inc.	260,302	6,871,973
inContact, Inc. (a)	179,446	1,451,718
Iridium Communications, Inc. (a)(d)	233,700	1,406,874
Level 3 Communications, Inc. (a)(d)	397,929	8,073,979
Lumos Networks Corp.	359,200	4,842,016
tw telecom, inc. (a)	236,300	5,952,397
Vonage Holdings Corp. (a)	1,503,200	4,344,248
		32,943,205
Integrated Telecommunication Services - 46.5%
AT&T, Inc.	496,032	18,199,414
Atlantic Tele-Network, Inc.	94,500	4,584,195
CenturyLink, Inc.	441,781	15,519,767
Cincinnati Bell, Inc. (a)	546,900	1,782,894
Consolidated Communications Holdings, Inc.	37,900	665,145
Elephant Talk Communication, Inc. (a)(d)	221,600	270,352
Frontier Communications Corp. (d)	1,443,350	5,744,533
General Communications, Inc. Class A (a)	697,454	6,395,653
IDT Corp. Class B	34,500	416,070
Koninklijke KPN NV (d)	312,851	1,052,298
Telecom Italia SpA	774,900	547,311
Telefonica Brasil SA sponsored ADR	163,360	4,358,445
Verizon Communications, Inc.	1,451,842	71,358,035
Windstream Corp. (d)	1,472	11,702
		130,905,814
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		163,849,019
ELECTRONIC EQUIPMENT & COMPONENTS - 1.2%
Electronic Manufacturing Services - 1.2%
Flextronics International Ltd. (a)	507,500	3,430,700
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Velti PLC (a)	98,463	$ 194,957
MEDIA - 2.5%
Cable & Satellite - 2.5%
Cablevision Systems Corp. - NY Group Class A	400	5,984
Comcast Corp. Class A	45,150	1,896,752
DISH Network Corp. Class A	41,100	1,557,690
Liberty Global, Inc. Class A (a)	29,082	2,134,619
Time Warner Cable, Inc.	15,651	1,503,435
		7,098,480
REAL ESTATE INVESTMENT TRUSTS - 6.8%
Specialized REITs - 6.8%
American Tower Corp.	247,850	19,064,622
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Broadcom Corp. Class A	63,469	2,200,470
SOFTWARE - 0.4%
Application Software - 0.4%
Synchronoss Technologies, Inc. (a)	32,030	993,891
WIRELESS TELECOMMUNICATION SERVICES - 26.9%
Wireless Telecommunication Services - 26.9%
Boingo Wireless, Inc. (a)	181,339	1,000,991
Clearwire Corp. Class A (a)	2,265,141	7,339,057
Crown Castle International Corp. (a)	89,333	6,221,150
Leap Wireless International, Inc. (a)(d)	180,900	1,065,501
MetroPCS Communications, Inc. (a)	565,016	6,158,674
Millicom International Cellular SA (depository receipt)	18,000	1,437,724
Mobile TeleSystems OJSC sponsored ADR	77,400	1,605,276
NII Holdings, Inc. (a)(d)	474,766	2,055,737
NTELOS Holdings Corp.	8,500	108,885
NTT DoCoMo, Inc.	3	4,529
SBA Communications Corp. Class A (a)	214,326	15,435,759
Sprint Nextel Corp. (a)	1,603,402	9,957,126
Telephone & Data Systems, Inc.	348,400	7,340,788
TIM Participacoes SA	155,400	681,353
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
U.S. Cellular Corp. (a)	53,900	$ 1,940,400
Vodafone Group PLC sponsored ADR	476,091	13,525,745
		75,878,695
TOTAL COMMON STOCKS (Cost $220,946,962)		274,444,640
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.15% (b)	7,877,391	7,877,391
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	8,525,720	8,525,720
TOTAL MONEY MARKET FUNDS (Cost $16,403,111)		16,403,111
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $237,350,073)		290,847,751
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(9,272,326)
NET ASSETS - 100%		$ 281,575,425
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,030
Fidelity Securities Lending Cash Central Fund	143,723
Total	$ 153,753
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,363,081) - See accompanying schedule: Unaffiliated issuers (cost $220,946,962)	$ 274,444,640
Fidelity Central Funds (cost $16,403,111)	16,403,111
Total Investments (cost $237,350,073)		$ 290,847,751
Cash		188,731
Receivable for investments sold		1,312,016
Receivable for fund shares sold		41,084
Dividends receivable		52,596
Distributions receivable from Fidelity Central Funds		17,150
Total assets		292,459,328

Liabilities
Payable for investments purchased	$ 2,125,327
Payable for fund shares redeemed	228,146
Other payables and accrued expenses	4,710
Collateral on securities loaned, at value	8,525,720
Total liabilities		10,883,903

Net Assets		$ 281,575,425
Net Assets consist of:
Paid in capital		$ 228,077,830
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		53,497,595
Net Assets, for 1,940,079 shares outstanding		$ 281,575,425
Net Asset Value, offering price and redemption price per share ($281,575,425 ÷ 1,940,079 shares)		$ 145.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 3,849,630
Income from Fidelity Central Funds		153,753
Total income		4,003,383

Expenses
Custodian fees and expenses	$ 6,676
Independent directors' compensation	832
Total expenses before reductions	7,508
Expense reductions	(839)	6,669
Net investment income (loss)		3,996,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,497,304
Foreign currency transactions	(5,358)
Total net realized gain (loss)		18,491,946
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,068,468)
Assets and liabilities in foreign currencies	520
Total change in net unrealized appreciation (depreciation)		(8,067,948)
Net gain (loss)		10,423,998
Net increase (decrease) in net assets resulting from operations		$ 14,420,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,996,714	$ 7,141,656
Net realized gain (loss)	18,491,946	4,458,095
Change in net unrealized appreciation (depreciation)	(8,067,948)	47,576,123
Net increase (decrease) in net assets resulting from operations	14,420,712	59,175,874
Distributions to partners from net investment income	(4,047,395)	(6,979,469)
Affiliated share transactions Proceeds from sales of shares	21,450,196	47,741,246
Reinvestment of distributions	4,047,086	6,978,911
Cost of shares redeemed	(8,214,320)	(35,630,581)
Net increase (decrease) in net assets resulting from share transactions	17,282,962	19,089,576
Total increase (decrease) in net assets	27,656,279	71,285,981

Net Assets
Beginning of period	253,919,146	182,633,165
End of period	$ 281,575,425	$ 253,919,146
Other Affiliated Information Shares
Sold	155,391	403,422
Issued in reinvestment of distributions	29,202	56,279
Redeemed	(58,858)	(286,466)
Net increase (decrease)	125,735	173,235

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 139.95	$ 111.29	$ 116.76	$ 99.56	$ 89.72	$ 152.32
Income from Investment Operations
Net investment income (loss) D	2.10	3.96	3.02	3.49	1.70	2.76
Net realized and unrealized gain (loss)	5.23	28.57	(5.50)	17.24	9.81	(62.62)
Total from investment operations	7.33	32.53	(2.48)	20.73	11.51	(59.86)
Distributions to partners from net investment income	(2.14)	(3.87)	(2.99)	(3.53)	(1.67)	(2.74)
Net asset value, end of period	$ 145.14	$ 139.95	$ 111.29	$ 116.76	$ 99.56	$ 89.72
Total Return B, C	5.32%	29.73%	(2.37)%	21.36%	13.29%	(39.72)%
Ratios to Average Net Assets E, G
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	.02%
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	3.02% A	3.20%	2.45%	3.34%	2.11%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,575	$ 253,919	$ 182,633	$ 180,143	$ 173,872	$ 156,673
Portfolio turnover rate F	76% A	59%	53%	47% H	151%	191%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Duke Energy Corp.	13.5	14.2
American Electric Power Co., Inc.	7.8	8.8
PG&E Corp.	7.2	7.8
Sempra Energy	6.9	4.7
CenterPoint Energy, Inc.	5.2	4.7
FirstEnergy Corp.	4.8	8.3
Edison International	4.7	7.6
The AES Corp.	4.7	4.2
NiSource, Inc.	3.9	4.7
Southern Co.	3.8	0.0
	62.5
Top Industries (% of fund's net assets)
As of March 31, 2013
Electric Utilities 44.0%
Multi-Utilities 26.2%
Independent Power Producers & Energy Traders 10.5%
Oil, Gas & Consumable Fuels 7.5%
Water Utilities 4.4%
All Others* 7.4%

As of September 30, 2012
Electric Utilities 55.2%
Multi-Utilities 23.3%
Independent Power Producers & Energy Traders 11.4%
Gas Utilities 5.4%
Water Utilities 3.2%
All Others* 1.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Utilities Central Fund

Investments March 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
ELECTRIC UTILITIES - 44.0%
Electric Utilities - 44.0%
American Electric Power Co., Inc.	625,058	$ 30,396,571
Duke Energy Corp.	721,299	52,359,094
Edison International	366,388	18,436,644
Entergy Corp.	31,900	2,017,356
FirstEnergy Corp.	442,620	18,678,564
ITC Holdings Corp.	64,186	5,729,242
NextEra Energy, Inc.	154,263	11,983,150
Northeast Utilities	270,233	11,744,326
OGE Energy Corp.	74,983	5,247,310
Southern Co.	315,000	14,779,800
		171,372,057
GAS UTILITIES - 4.2%
Gas Utilities - 4.2%
National Fuel Gas Co.	70,231	4,308,672
ONEOK, Inc.	188,919	9,005,769
Questar Corp.	120,500	2,931,765
		16,246,206
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.5%
Independent Power Producers & Energy Traders - 10.5%
Calpine Corp. (a)	444,122	9,148,913
NRG Energy, Inc.	504,323	13,359,516
The AES Corp.	1,462,503	18,383,663
		40,892,092
MULTI-UTILITIES - 26.2%
Multi-Utilities - 26.2%
Ameren Corp.	156,553	5,482,486
CenterPoint Energy, Inc.	847,558	20,307,490
Dominion Resources, Inc.	102,500	5,963,450
NiSource, Inc.	517,726	15,190,081
PG&E Corp.	628,794	28,000,197
Sempra Energy	335,615	26,829,063
		101,772,767
OIL, GAS & CONSUMABLE FUELS - 7.5%
Oil & Gas Storage & Transport - 7.5%
Cheniere Energy, Inc. (a)	185,387	5,190,836
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Enbridge, Inc.	247,200	$ 11,510,125
Spectra Energy Corp.	407,800	12,539,850
		29,240,811
WATER UTILITIES - 4.4%
Water Utilities - 4.4%
American Water Works Co., Inc.	303,334	12,570,161
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	93,100	4,443,663
		17,013,824
TOTAL COMMON STOCKS (Cost $316,747,153)		376,537,757
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.15% (b) (Cost $4,132,593)	4,132,593	4,132,593
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $320,879,746)		380,670,350
NET OTHER ASSETS (LIABILITIES) - 2.1%		8,298,313
NET ASSETS - 100%		$ 388,968,663
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,682
Fidelity Securities Lending Cash Central Fund	4,679
Total	$ 9,361
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $316,747,153)	$ 376,537,757
Fidelity Central Funds (cost $4,132,593)	4,132,593
Total Investments (cost $320,879,746)		$ 380,670,350
Cash		62,061
Receivable for investments sold		18,576,778
Receivable for fund shares sold		55,478
Dividends receivable		855,124
Distributions receivable from Fidelity Central Funds		1,232
Other receivables		918
Total assets		400,221,941

Liabilities
Payable for investments purchased	$ 10,938,399
Payable for fund shares redeemed	312,685
Other payables and accrued expenses	2,194
Total liabilities		11,253,278

Net Assets		$ 388,968,663
Net Assets consist of:
Paid in capital		$ 329,176,405
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		59,792,258
Net Assets, for 2,952,218 shares outstanding		$ 388,968,663
Net Asset Value, offering price and redemption price per share ($388,968,663 ÷ 2,952,218 shares)		$ 131.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2013 (Unaudited)

Investment Income
Dividends		$ 5,670,239
Income from Fidelity Central Funds		9,361
Total income		5,679,600

Expenses
Custodian fees and expenses	$ 3,752
Independent directors' compensation	1,070
Total expenses before reductions	4,822
Expense reductions	(1,070)	3,752
Net investment income (loss)		5,675,848
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,278,687
Foreign currency transactions	3,002
Total net realized gain (loss)		10,281,689
Change in net unrealized appreciation (depreciation) on: Investment securities	32,893,108
Assets and liabilities in foreign currencies	1,831
Total change in net unrealized appreciation (depreciation)		32,894,939
Net gain (loss)		43,176,628
Net increase (decrease) in net assets resulting from operations		$ 48,852,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,675,848	$ 10,361,472
Net realized gain (loss)	10,281,689	17,307,385
Change in net unrealized appreciation (depreciation)	32,894,939	17,093,237
Net increase (decrease) in net assets resulting from operations	48,852,476	44,762,094
Distributions to partners from net investment income	(4,928,855)	(9,702,703)
Affiliated share transactions Proceeds from sales of shares	30,724,656	63,802,318
Reinvestment of distributions	4,928,653	9,702,279
Cost of shares redeemed	(10,946,270)	(33,826,050)
Net increase (decrease) in net assets resulting from share transactions	24,707,039	39,678,547
Total increase (decrease) in net assets	68,630,660	74,737,938

Net Assets
Beginning of period	320,338,003	245,600,065
End of period	$ 388,968,663	$ 320,338,003
Other Affiliated Information Shares
Sold	261,510	589,892
Issued in reinvestment of distributions	41,644	87,104
Redeemed	(91,665)	(298,959)
Net increase (decrease)	211,489	378,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2013	Years ended September 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 116.88	$ 103.95	$ 97.15	$ 88.29	$ 93.34	$ 123.19
Income from Investment Operations
Net investment income (loss) D	1.97	3.82	3.41	3.34	3.17	2.74
Net realized and unrealized gain (loss)	14.61	12.71	6.62	8.61	(5.09)	(29.93)
Total from investment operations	16.58	16.53	10.03	11.95	(1.92)	(27.19)
Distributions to partners from net investment income	(1.71)	(3.60)	(3.23)	(3.09)	(3.13)	(2.66)
Net asset value, end of period	$ 131.75	$ 116.88	$ 103.95	$ 97.15	$ 88.29	$ 93.34
Total Return B, C	14.36%	16.13%	10.38%	13.86%	(1.67)%	(22.54)%
Ratios to Average Net Assets E, H
Expenses before reductions	-% A, G	-% G	.01%	.01%	.01%	-% G
Expenses net of fee waivers, if any	-% A, G	-% G	.01%	.01%	.01%	-% G
Expenses net of all reductions	-% A, G	-% G	.01%	.01%	.01%	-% G
Net investment income (loss)	3.30% A	3.43%	3.31%	3.68%	3.95%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,969	$ 320,338	$ 245,600	$ 221,920	$ 180,398	$ 191,043
Portfolio turnover rate F	150% A	175%	201%	246% I	216%	112%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013 (Unaudited)

1. Organization.

Fidelity® Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity® Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds are non-diversified with the exception of Financials and Health Care. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because each Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Consumer Discretionary and Information Technology are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Consumer Discretionary	$ 936,266,937	$ 206,976,001	$ (9,759,388)	$ 197,216,613
Consumer Staples	717,056,370	301,345,936	(804,977)	300,540,959
Energy	868,681,228	185,273,714	(17,031,306)	168,242,408
Financials	1,557,791,552	186,533,908	(56,462,871)	130,071,037
Health Care	974,892,267	306,475,659	(16,776,033)	289,699,626
Industrials	858,588,442	233,526,784	(1,669,636)	231,857,148
Information Technology	1,403,867,418	357,444,673	(41,433,076)	316,011,597
Materials	288,265,158	89,441,052	(8,618,567)	80,822,485
Telecom Services	237,860,557	64,785,411	(11,798,217)	52,987,194
Utilities	321,371,842	59,340,110	(41,602)	59,298,508

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	756,557,636	664,290,636
Consumer Staples	156,645,589	150,571,393
Energy	406,972,504	363,857,186
Financials	1,861,029,785	1,735,701,471
Health Care	607,273,117	544,233,479
Industrials	440,053,624	405,286,087
Information Technology	1,147,331,324	1,012,699,069
Materials	139,633,426	118,926,630
Telecom Services	126,673,348	96,216,709
Utilities	271,586,671	257,420,046

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 18,719
Consumer Staples	2,627
Energy	8,009
Financials	59,968
Health Care	7,291
Industrials	6,091
Information Technology	28,464
Materials	2,355
Telecom Services	8,486
Utilities	2,407

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary	Borrower	$ 5,536,000.36%		$ 222
Financials	Borrower	7,341,429.38%		543
Health Care	Borrower	8,045,000.37%		331

Semiannual Report

6. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity as of and during the period was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Consumer Discretionary	$ 16,476	$ -	$ -
Consumer Staples	30,477	66	-
Energy	133,192	-	-
Financials	52,424	60	-
Health Care	88,505	7,523	166,600
Industrials	4,399	3,501	-
Information Technology	285,175	40,272	894,660
Materials	77,318	-	-
Telecom Services	143,723	39,416	2,500,731
Utilities	4,679	-	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reduction of expenses for each Fund is noted in the table below.

Fund	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$ 3,145	$ -
Consumer Staples	2,916	6
Energy	2,996	14
Financials	4,899	266
Health Care	3,492	201
Industrials	3,020	-
Information Technology	5,194	223
Materials	1,062	-
Telecom Services	832	7
Utilities	1,070	-

8. Other.

The Funds' organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Fidelity® Floating Rate
Central Fund

Semiannual Report

March 31, 2013

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

FR1-SANN-0513
1.814673.108

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 to March 31, 2013
Actual	.0006%	$ 1,000.00	$ 1,050.48	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
First Data Corp.	3.4	3.8
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	2.9	3.6
Avaya, Inc.	2.7	2.2
Asurion LLC	2.2	2.1
Digicel International Finance Ltd.	2.1	2.1
	13.3
Top Five Market Sectors as of March 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	15.3	14.9
Telecommunications	10.2	8.9
Energy	6.4	7.0
Healthcare	6.4	6.9
Electric Utilities	5.7	6.4
Quality Diversification (% of fund's net assets)
As of March 31, 2013	As of September 30, 2012
BBB 0.4%	BBB 0.7%
BB 25.2%	BB 25.8%
B 48.8%	B 45.9%
CCC,CC,C 7.1%	CCC,CC,C 8.8%
Not Rated 11.5%	Not Rated 11.2%
Equities 0.9%	Equities 0.5%
Short-Term Investments and Net Other Assets 6.1%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2013*		As of September 30, 2012**
	Floating Rate Loans 88.8%		Floating Rate Loans 87.6%
	Nonconvertible Bonds 4.2%		Nonconvertible Bonds 4.8%
	Common Stocks 0.9%		Common Stocks 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 6.1%		Short-Term Investments and Net Other Assets (Liabilities) 7.1%
* Foreign investments	10.3%	** Foreign investments	8.0%

Semiannual Report

Investments March 31, 2013

Showing Percentage of Net Assets

Floating Rate Loans (g) - 88.8%
	Principal Amount	Value
Aerospace - 0.2%
Sequa Corp. Tranche B, term loan 5.25% 6/19/17 (e)	$ 2,753,100	$ 2,797,838
Air Transportation - 1.4%
Delta Air Lines, Inc. Tranche B 1LN, term loan 4.25% 4/20/17 (e)	4,283,682	4,315,810
Northwest Airlines Corp.:
Tranche A, term loan 2.04% 12/31/18 (e)	2,600,775	2,418,721
Tranche B, term loan 3.79% 12/22/13 (e)	856,449	847,884
United Air Lines, Inc. Tranche B, term loan 4% 3/22/19 (e)	3,430,000	3,477,163
US Airways Group, Inc. term loan 2.7047% 3/23/14 (e)	7,436,214	7,426,919
		18,486,497
Automotive - 0.9%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	6,597,676	6,713,136
Federal-Mogul Corp.:
Tranche B, term loan 2.1375% 12/27/14 (e)	3,712,308	3,471,008
Tranche C, term loan 2.1375% 12/27/15 (e)	1,893,873	1,770,772
		11,954,916
Broadcasting - 2.2%
Clear Channel Capital I LLC Tranche B, term loan 3.8537% 1/29/16 (e)	6,031,131	5,352,628
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (e)	2,935,254	2,986,621
Media Holdco, LP Tranche B, term loan 7.25% 7/23/18 (e)	8,009,925	8,090,024
NEP/NCP Holdco, Inc. Tranche 2LN, term loan 9.5% 7/22/20 (e)	485,714	505,143
Univision Communications, Inc. term loan 4.75% 3/1/20 (e)	13,130,871	13,196,525
		30,130,941
Building Materials - 0.2%
CPG International I, Inc. term loan 5.75% 9/21/19 (e)	2,248,700	2,271,187
Cable TV - 3.1%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (e)	4,818,495	4,872,703
CSC Holdings, Inc. Tranche B 3LN, term loan 3.2037% 3/29/16 (e)	5,100,592	5,126,095
Kabel Deutschland GmbH Tranche F, term loan 3.25% 2/1/19 (e)	4,167,000	4,161,791
Floating Rate Loans (g) - continued
	Principal Amount	Value
Cable TV - continued
RCN Telecom Services, LLC Tranche B, term loan 5.25% 2/28/20 (e)	$ 5,140,000	$ 5,229,950
UPC Broadband Holding BV:
Tranche T, term loan 3.7037% 12/31/16 (e)	355,921	358,591
Tranche X, term loan 3.7037% 12/31/17 (e)	3,113,627	3,133,088
WideOpenWest Finance LLC Tranche B, term loan:
4.75% 3/26/19 (e)	8,570,000	8,644,988
6.25% 7/17/18 (e)	10,721,338	10,828,551
		42,355,757
Chemicals - 2.8%
Ai Chem & Cy US Acquico, Inc.:
Tranche 2LN, term loan 8.25% 3/7/20 (e)	2,150,000	2,198,375
Tranche B 1LN, term loan 4.5% 9/7/19 (e)	2,295,000	2,317,950
Eagle Spinco, Inc. Tranche B, term loan 3.5% 1/28/17 (e)	966,617	977,492
Edwards Ltd. Tranche B, term loan 4.75% 3/22/20 (e)	1,090,000	1,095,450
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	6,389,188	6,437,107
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (e)	6,209,494	6,302,637
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/13/20 (e)	10,755,000	10,875,994
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4.75% 1/14/20 (e)	7,180,000	7,278,725
		37,483,730
Consumer Products - 1.2%
Calceus Acquisition, Inc. Tranche B, term loan 5.75% 1/26/20 (e)	1,435,000	1,445,763
Sun Products Corp. Tranche B, term loan 6.5% 3/20/20 (e)	8,570,000	8,634,275
Wilsonart LLC Tranche B, term loan 5.5% 10/31/19 (e)	5,760,563	5,839,770
		15,919,808
Containers - 1.6%
Berlin Packaging,LLC:
Tranche 1LN, term loan 4.75% 3/28/19 (e)	1,300,000	1,311,375
Tranche 2LN, term loan 8.75% 3/28/20 (e)	435,000	430,650
BWAY Holding Co. Tranche B, term loan 4.5025% 8/31/17 (e)	3,855,338	3,903,529
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	4,283,475	4,331,878
Floating Rate Loans (g) - continued
	Principal Amount	Value
Containers - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (e)	$ 8,947,519	$ 9,003,441
Tricorbraun, Inc. Tranche B, term loan 5.5025% 4/30/18 (e)	2,109,400	2,126,106
		21,106,979
Diversified Financial Services - 4.1%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (e)	3,000,000	3,090,000
American Capital Ltd. Tranche B, term loan 5.5% 8/22/16 (e)	3,750,000	3,806,250
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (e)	1,075,000	1,080,375
Energy & Minerals Group Tranche B, term loan 4.75% 3/25/20 (e)	2,470,000	2,476,175
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (e)	3,770,658	3,822,505
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	2,000,000	2,007,600
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (e)	7,066,054	7,066,054
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (e)	2,735,592	2,762,948
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (e)	4,455,000	4,521,825
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 5% 10/1/19 (e)	6,957,519	7,035,791
Tranche B, term loan 4.75% 10/1/18 (e)	1,990,000	2,004,925
Star West Generation LLC Tranche B, term loan 5% 3/13/20 (e)	12,500,000	12,671,875
TransUnion LLC Tranche B, term loan 4.25% 2/10/19 (e)	3,171,821	3,227,328
		55,573,651
Diversified Media - 0.8%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.54% 5/31/14 (e)	8,916,413	7,957,898
Catalina Marketing Corp. term loan 5.7037% 10/1/17 (e)	1,020,000	1,032,750
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (e)	1,624,438	1,648,804
		10,639,452
Electric Utilities - 5.2%
Calpine Corp. Tranche B 3LN, term loan 4% 10/9/19 (e)	4,810,825	4,864,947
Floating Rate Loans (g) - continued
	Principal Amount	Value
Electric Utilities - continued
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (e)	$ 2,000,000	$ 2,050,000
Tranche B 1LN, term loan 5.5% 12/21/18 (e)	2,856,475	2,899,322
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (e)	7,937,075	8,056,131
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.4537% 12/15/14 (e)	5,418,353	5,404,807
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7326% 10/10/14 (e)	8,502,894	6,238,999
4.7326% 10/10/17 (e)	44,904,000	31,881,827
Topaz Power Holdings, LLC Tranche B, term loan 5.25% 2/21/20 (e)	5,296,725	5,296,725
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,775,602	2,844,992
		69,537,750
Energy - 6.3%
Alon USA Partners LP term loan 9.25% 11/13/18 (e)	3,992,771	4,132,518
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	10,075,000	10,377,250
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	13,530,000	13,648,388
EP Energy LLC term loan 4.5% 4/30/19 (e)	2,000,000	2,025,000
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (e)	6,890,000	6,993,350
FTS International, LLC Tranche B, term loan 8.5% 5/6/16 (e)	2,547,526	2,407,412
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	5,001,402	5,076,423
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (e)	8,080,634	8,171,542
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	11,080,000	11,273,900
Race Point Power Tranche B, term loan 7.75% 1/11/18 (e)	4,070,909	4,070,909
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/22/20 (e)	4,290,000	4,332,900
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (e)	4,390,000	4,439,607
Floating Rate Loans (g) - continued
	Principal Amount	Value
Energy - continued
Vantage Drilling Co. Tranche B, term loan:
5.75% 3/18/19 (e)	$ 2,575,000	$ 2,587,875
6.25% 10/25/17 (e)	5,630,625	5,679,893
		85,216,967
Environmental - 1.4%
ADS Waste Holdings, Inc. Tranche B, term loan 4.25% 10/9/19 (e)	6,483,750	6,548,588
Phoenix Services Tranche B, term loan 7.75% 6/30/17 (e)	3,640,875	3,677,284
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	8,855,000	8,976,756
		19,202,628
Food & Drug Retail - 3.4%
Albertson's LLC Tranche B, term loan 6.75% 3/21/16 (e)	5,145,000	5,228,606
Fairway Group Acquisition Co. Tranche B, term loan 6.75% 8/17/18 (e)	4,418,925	4,485,209
Ferrara Candy Co., Inc. Tranche B, term loan 7.5043% 6/18/18 (e)	3,970,000	4,054,363
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (e)	2,394,730	2,412,690
Grocery Outlet, Inc. Tranche B 1LN, term loan 7.0025% 12/17/18 (e)	7,177,013	7,177,013
Rite Aid Corp.:
Tranche 1LN, term loan 4% 2/21/20 (e)	4,645,000	4,691,450
Tranche 2LN, term loan 5.75% 8/21/20 (e)	1,555,000	1,613,313
Smart and Final CC Intermediate Holdings, Inc.:
Tranche 2LN, term loan 10.5% 11/15/20 (e)	1,910,000	1,972,075
Tranche B 1LN, term loan 5.75% 11/15/19 (e)	6,179,513	6,272,205
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (e)	8,053,246	8,073,379
		45,980,303
Food/Beverage/Tobacco - 2.7%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (e)	1,995,000	2,019,938
Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,935,000	1,993,050
H.J. Heinz Co. Tranche B 2LN, term loan 3/22/20	27,500,000	27,740,625
OSI Restaurant Partners LLC Tranche B, term loan 4.75% 10/26/19 (e)	3,865,875	3,914,198
		35,667,811
Floating Rate Loans (g) - continued
	Principal Amount	Value
Gaming - 4.7%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	$ 4,182,750	$ 4,255,948
Centaur Acquisition LLC Tranche 1LN, term loan 5.25% 2/20/19 (e)	4,425,000	4,463,719
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	4,979,371	3,883,909
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	12,210,000	12,759,450
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (e)	5,689,789	5,789,360
Tranche B 6LN, term loan 5.4542% 1/28/18 (e)	5,530,183	5,136,434
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/20/19 (e)	6,748,088	6,849,309
Station Casinos LLC Tranche B, term loan 5% 2/19/20 (e)	13,110,000	13,241,100
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	3,305,000	3,569,400
Twin River Management Group, Inc. Tranche B, term loan 8/14/18	2,660,000	2,696,575
		62,645,204
Healthcare - 6.4%
Bausch & Lomb, Inc. Tranche B, term loan 5.25% 5/18/19 (e)	3,895,463	3,934,417
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (e)	9,071,399	9,094,078
DJO Finance LLC Tranche B, term loan 4.75% 9/15/17 (e)	897,750	911,216
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	4,763,668	4,608,849
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	5,132,803	5,184,131
Genesis HealthCare Corp. Tranche B, term loan 10.0119% 12/4/17 (e)	6,025,641	6,025,641
Grifols, Inc. Tranche B, term loan 4.25% 6/1/17 (e)	4,358,338	4,396,474
HCA, Inc. Tranche B 2LN, term loan 3.5336% 3/31/17 (e)	24,206,869	24,388,421
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	4,544,989	4,431,365
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (e)	3,323,300	3,352,379
IMS Health, Inc. Tranche B 1LN, term loan 3.75% 8/26/17 (e)	1,843,502	1,859,725
MModal, Inc. Tranche B, term loan 6.75% 8/17/19 (e)	4,548,700	4,355,380
Floating Rate Loans (g) - continued
	Principal Amount	Value
Healthcare - continued
PRA International Tranche B 1LN, term loan 6.5% 12/10/17 (e)	$ 7,245,286	$ 7,335,852
Sheridan Healthcare, Inc. Tranche 2LN, term loan 9% 6/29/19 (e)	2,590,000	2,615,900
United Surgical Partners International, Inc. term loan 7% 4/3/19 (e)	3,465,094	3,465,094
		85,958,922
Homebuilders/Real Estate - 0.7%
Realogy Corp.:
Credit-Linked Deposit 3.2087% 10/10/13 (e)	1,220,149	1,220,149
Credit-Linked Deposit 4.4587% 10/10/16 (e)	102,735	102,735
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (e)	8,145,000	8,246,813
		9,569,697
Insurance - 2.8%
Asurion LLC Tranche B 1LN, term loan 4.5% 5/24/19 (e)	28,887,600	29,214,030
CNO Financial Group, Inc. Tranche B 2LN, term loan 5% 9/28/18 (e)	2,408,530	2,453,690
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (e)	5,130,000	5,514,750
		37,182,470
Leisure - 1.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.5% 4/22/16 (e)	3,947,043	3,976,646
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/20 (e)	2,400,000	2,448,000
Tranche B 1LN, term loan 5.5% 11/16/19 (e)	6,205,000	6,306,142
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (e)	4,613,429	4,665,330
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (e)	8,350,438	8,475,695
		25,871,813
Metals/Mining - 2.9%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 6% 1/25/20 (e)	2,548,613	2,581,541
Tranche B 2LN, term loan 9.75% 1/25/21 (e)	1,530,000	1,558,688
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	9,210,298	9,348,452
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	2,513,136	2,531,984
Floating Rate Loans (g) - continued
	Principal Amount	Value
Metals/Mining - continued
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (e)	$ 21,872,544	$ 22,118,610
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	549,910	549,910
		38,689,185
Publishing/Printing - 1.6%
Getty Images, Inc. Tranche B, term loan 3.7836% 10/18/19 (e)	5,735,625	5,821,659
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (e)	2,212,650	2,234,777
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 9% 3/18/19 (e)	11,395,000	11,024,663
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	2,755,457	2,769,235
Thomson Learning Tranche B, term loan 2.71% 7/5/14 (e)	10,371	7,934
		21,858,268
Restaurants - 1.2%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	4,009,850	4,049,949
Landry's Restaurants, Inc. Tranche B, term loan 4.7569% 4/24/18 (e)	6,410,088	6,458,164
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (e)	5,734,897	5,806,583
		16,314,696
Services - 1.7%
ARAMARK Corp.:
Credit-Linked Deposit 3.4587% 7/26/16 (e)	135,867	135,867
Tranche B, term loan 3.7037% 7/26/16 (e)	2,070,678	2,070,678
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4.0032% 1/30/20 (e)	2,957,588	2,983,466
KAR Auction Services, Inc. Tranche B, term loan 3.75% 5/8/17 (e)	4,274,288	4,317,030
Laureate Education, Inc. Tranche B, term loan 5.25% 6/16/18 (e)	5,522,506	5,577,731
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	4,705,198	4,723,078
SymphonyIRI Group, Inc. Trance B, term loan 4.5044% 12/1/17 (e)	3,650,721	3,650,721
		23,458,571
Floating Rate Loans (g) - continued
	Principal Amount	Value
Shipping - 0.9%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/20/19 (e)	$ 9,860,000	$ 9,835,350
Swift Transportation Co. LLC Tranche B 2LN, term loan 4% 12/21/17 (e)	2,660,000	2,693,250
		12,528,600
Specialty Retailing - 0.2%
Dave & Buster's Holdings, Inc. Tranche B, term loan 5.5% 6/1/16 (e)	2,884,857	2,856,009
Steel - 0.3%
Essar Steel Algoma, Inc. term loan 8.75% 9/20/14 (e)	3,608,109	3,680,272
Super Retail - 2.4%
Academy Ltd. Tranche B, term loan 4.75% 8/3/18 (e)	4,880,242	4,947,345
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 4.25% 9/26/19 (e)	3,187,013	3,218,883
Tranche 2LN, term loan 9.75% 3/26/20 (e)	1,890,000	1,960,875
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (e)	2,709,057	2,742,921
Michaels Stores, Inc. Tranche B, term loan 3.75% 1/28/20 (e)	3,320,000	3,359,425
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	6,658,471	6,666,794
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	9,216,490	9,297,595
		32,193,838
Technology - 13.9%
Ancestry.com, Inc. Tranche B, term loan 7% 12/28/18 (e)	11,172,000	11,199,930
Avaya, Inc.:
Tranche B 3LN, term loan 4.7881% 10/26/17 (e)	22,359,163	21,073,511
Tranche B 5LN, term loan 8% 3/31/18 (e)	8,540,296	8,593,672
Ceridian Corp. Tranche B, term loan 5.9532% 5/10/17 (e)	5,840,718	5,957,532
CompuCom Systems, Inc. Tranche 1LN, term loan 6.5% 10/4/18 (e)	5,785,500	5,893,978
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/7/19 (e)	3,855,000	3,883,913
eResearchTechnology, Inc. Tranche B, term loan 6% 5/2/18 (e)	2,279,288	2,284,986
Fibertech Networks, LLC Tranche B, term loan 4.755% 12/18/19 (e)	4,309,200	4,373,838
First Data Corp.:
term loan 4.2042% 3/24/18 (e)	17,997,000	17,929,511
Floating Rate Loans (g) - continued
	Principal Amount	Value
Technology - continued
First Data Corp.: - continued
Tranche 1LN, term loan 5.2042% 9/24/18 (e)	$ 5,500,000	$ 5,534,375
Tranche D, term loan 5.2042% 3/24/17 (e)	22,896,917	22,896,917
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 5% 3/1/20 (e)	16,490,000	16,593,063
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (e)	15,840,000	16,513,200
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	8,503,688	8,609,984
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (e)	9,942,519	10,091,657
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	1,182,563	1,176,651
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (e)	15,993,459	16,313,328
Tranche C, term loan 4.75% 1/11/20 (e)	1,286,775	1,314,119
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	1,673,879	1,690,618
Serena Software, Inc. term loan 4.2032% 3/10/16 (e)	2,183,667	2,186,396
SunGard Data Systems, Inc. Tranche D, term loan 4.5% 12/17/19 (e)	2,473,800	2,507,815
		186,618,994
Telecommunications - 9.7%
Alcatel-Lucent USA, Inc.:
Tranche B, term loan 6.25% 8/1/16 (e)	860,000	871,825
Tranche C, term loan 7.25% 1/30/19 (e)	9,546,075	9,689,266
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (e)	2,319,188	2,333,682
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	4,081,929	4,122,748
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	5,510,000	5,482,450
Tranche D, term loan 3.8125% 3/31/15 (e)	22,959,432	22,844,634
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	1,385,000	1,400,581
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	20,665,000	20,045,050
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/20 (e)	1,415,000	1,450,375
Tranche B 1LN, term loan 6% 2/14/19 (e)	4,455,000	4,521,825
Intelsat Jackson Holdings SA:
term loan 3.2047% 2/1/14 (e)	21,992,189	21,937,209
Tranche B, term loan 4.5% 4/2/18 (e)	3,580,605	3,625,362
Floating Rate Loans (g) - continued
	Principal Amount	Value
Telecommunications - continued
Level 3 Financing, Inc. Tranche B, term loan 5.25% 8/1/19 (e)	$ 9,285,000	$ 9,401,063
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (e)	4,425,602	4,431,134
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/21/18 (e)	7,446,338	7,595,264
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	8,931,788	9,110,424
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	1,245,500	1,279,751
		130,142,643
TOTAL FLOATING RATE LOANS (Cost $1,159,923,063)		1,193,895,397
Nonconvertible Bonds - 4.2%

Banks & Thrifts - 0.1%
Ally Financial, Inc. 3.492% 2/11/14 (e)	1,382,000	1,399,275
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19 (d)	1,807,000	1,736,979
Building Materials - 0.4%
CEMEX SA de CV 5.2836% 9/30/15 (d)(e)	5,500,000	5,692,500
Diversified Financial Services - 0.3%
MU Finance PLC 8.375% 2/1/17 (d)	3,059,447	3,311,851
Electric Utilities - 0.5%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20 (d)	1,985,000	2,233,125
InterGen NV 9% 6/30/17 (d)	3,820,000	3,753,150
		5,986,275
Energy - 0.1%
Offshore Group Investment Ltd. 7.125% 4/1/23 (d)	1,650,000	1,683,000
Gaming - 0.3%
Harrah's Operating Co., Inc. 11.25% 6/1/17	4,274,000	4,546,468
Homebuilders/Real Estate - 0.2%
Realogy Corp. 7.625% 1/15/20 (d)	2,607,000	2,939,393
Paper - 0.2%
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	3,232,000	2,617,920
Nonconvertible Bonds - continued
	Principal Amount	Value
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (d)	$ 1,320,000	$ 1,306,800
Technology - 1.4%
Avaya, Inc. 10.5% 3/1/21 (d)	6,534,833	6,208,091
Freescale Semiconductor, Inc. 4.1551% 12/15/14 (e)	11,433,000	11,318,670
Spansion LLC 7.875% 11/15/17	1,314,000	1,376,415
		18,903,176
Telecommunications - 0.5%
Altice Financing SA 7.875% 12/15/19 (d)	725,000	790,250
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	2,159,000	2,329,021
Clearwire Escrow Corp. 12% 12/1/15 (d)	3,041,000	3,280,479
		6,399,750
TOTAL NONCONVERTIBLE BONDS (Cost $52,635,634)		56,523,387
Common Stocks - 0.9%
	Shares
Chemicals - 0.4%
LyondellBasell Industries NV Class A	83,592	5,290,538
Electric Utilities - 0.0%
Bicent Power LLC:
warrants 8/21/22 (a)	3,002	0
warrants 8/21/22 (a)	1,851	0
Hotels - 0.2%
Kerzner International Holdings Ltd.:
warrants 4/27/22 (a)(f)	108,836	1
warrants 4/27/22 (a)(f)	111,801	1
warrants 4/27/22 (a)(f)	88,302	1
Class A (f)	3,314,545	3,198,536
		3,198,539
Publishing/Printing - 0.3%
Tribune Co. Class A (a)	56,422	3,207,591
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	51,778	386,782
TOTAL COMMON STOCKS (Cost $5,947,782)		12,083,450
Other - 0.0%
	Shares	Value
Other - 0.0%
Idearc, Inc. Claim (a)	2,903,495	$ 29
Tribune Co. Claim (a)	45,406	45,406
TOTAL OTHER (Cost $45,435)		45,435
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 0.15% (b) (Cost $122,903,956)	122,903,956	122,903,956
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,341,455,870)		1,385,451,625
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(40,343,685)
NET ASSETS - 100%		$ 1,345,107,940
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,264,639 or 2.6% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,198,539 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Kerzner International Holdings Ltd. warrants: 4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
Kerzner International Holdings Ltd. Class A	4/27/12	$ 1,195,848

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96,435
Other Information

The following is a summary of the inputs used, as of March 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,406,130	$ 3,207,591	$ -	$ 3,198,539
Materials	5,290,538	5,290,538	-	-
Telecommunica- tion Services	386,782	386,782	-	-
Utilities	-	-	-	-
Floating Rate Loans	1,193,895,397	-	1,153,510,074	40,385,323
Corporate Bonds	56,523,387	-	56,523,387	-
Other	45,435	-	-	45,435
Money Market Funds	122,903,956	122,903,956	-	-
Total Investments in Securities:	$ 1,385,451,625	$ 131,788,867	$ 1,210,033,461	$ 43,629,297
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Floating Rate Loans
Beginning Balance	$ 3,869,368
Total Realized Gain (Loss)	298,334
Total Unrealized Gain (Loss)	(501,338)
Cost of Purchases	-
Proceeds of Sales	(9,168,282)
Amortization/Accretion	368,460
Transfers in to Level 3	45,518,781
Transfers out of Level 3	-
Ending Balance	$ 40,385,323
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2013	$ (501,338)
Other Investments in Securities
Beginning Balance	$ 3,198,568
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	45,406
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,243,974
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2013	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.7%
Netherlands	2.8%
Australia	1.7%
Bermuda	1.6%
United Kingdom	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,218,551,914)	$ 1,262,547,669
Fidelity Central Funds (cost $122,903,956)	122,903,956
Total Investments (cost $1,341,455,870)		$ 1,385,451,625
Cash		10,733,169
Receivable for investments sold		14,134,681
Receivable for fund shares sold		76,414
Dividends receivable		240
Interest receivable		6,820,587
Distributions receivable from Fidelity Central Funds		18,685
Total assets		1,417,235,401

Liabilities
Payable for investments purchased	$ 69,386,338
Payable for fund shares redeemed	575,777
Distributions payable	2,162,922
Other payables and accrued expenses	2,424
Total liabilities		72,127,461

Net Assets		$ 1,345,107,940
Net Assets consist of:
Paid in capital		$ 1,301,112,185
Net unrealized appreciation (depreciation) on investments		43,995,755
Net Assets, for 12,571,684 shares outstanding		$ 1,345,107,940
Net Asset Value, offering price and redemption price per share ($1,345,107,940 ÷ 12,571,684 shares)		$ 107.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2013

Investment Income
Dividends		$ 159,545
Interest		48,559,505
Income from Fidelity Central Funds		96,435
Total income		48,815,485

Expenses
Custodian fees and expenses	$ 4,307
Independent directors' compensation	4,953
Total expenses before reductions	9,260
Expense reductions	(9,950)	(690)
Net investment income (loss)		48,816,175
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		22,140,887
Change in net unrealized appreciation (depreciation) on investment securities		3,033,033
Net gain (loss)		25,173,920
Net increase (decrease) in net assets resulting from operations		$ 73,990,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2013	Year ended September 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,816,175	$ 139,149,949
Net realized gain (loss)	22,140,887	38,719,455
Change in net unrealized appreciation (depreciation)	3,033,033	140,340,469
Net increase (decrease) in net assets resulting from operations	73,990,095	318,209,873
Distributions to partners from net investment income	(39,306,789)	(107,043,145)
Affiliated share transactions Proceeds from sales of shares	134,213,635	583,933,736
Reinvestment of distributions	26,963,573	57,967,793
Cost of shares redeemed	(436,877,345)	(2,053,581,013)
Net increase (decrease) in net assets resulting from share transactions	(275,700,137)	(1,411,679,484)
Total increase (decrease) in net assets	(241,016,831)	(1,200,512,756)

Net Assets
Beginning of period	1,586,124,771	2,786,637,527
End of period	$ 1,345,107,940	$ 1,586,124,771
Other Affiliated Information Shares
Sold	1,276,201	5,793,910
Issued in reinvestment of distributions	255,876	574,103
Redeemed	(4,133,748)	(20,428,601)
Net increase (decrease)	(2,601,671)	(14,060,588)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2013	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 104.53	$ 95.32	$ 96.75	$ 90.83	$ 84.80	$ 97.62
Income from Investment Operations
Net investment income (loss) D	3.407	6.830	6.265	5.664	5.517	6.638
Net realized and unrealized gain (loss)	1.800	7.686	(3.149)	4.046	4.831	(13.134)
Total from investment operations	5.207	14.516	3.116	9.710	10.348	(6.496)
Distributions to partners from net investment income	(2.737)	(5.306)	(4.546)	(3.790)	(4.318)	(6.324)
Net asset value, end of period	$ 107.00	$ 104.53	$ 95.32	$ 96.75	$ 90.83	$ 84.80
Total Return B, C	5.05%	15.56%	3.09%	10.88%	13.45%	(6.98)%
Ratios to Average Net Assets E, H
Expenses before reductions G	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% A	-%	-%	-%	-%	-%
Net investment income (loss)	6.48% A	6.79%	6.26%	6.02%	7.21%	7.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,345,108	$ 1,586,125	$ 2,786,638	$ 2,820,838	$ 2,967,766	$ 2,533,733
Portfolio turnover rate F	95% A	47% I	57%	40%	36%	30%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2013

1. Organization.

Fidelity® Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2013, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 66,376,145
Gross unrealized depreciation	(3,027,798)
Net unrealized appreciation (depreciation) on securities and other investments	$ 63,348,347

Tax Cost	$ 1,322,103,278

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $652,947,736 and $895,096,534, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,953.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,997.

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of March 31, 2013, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2013 and for the year ended September 30, 2012, and the financial highlights for the six months ended March 31, 2013 and for each of the five years in the period ended September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of March 31, 2013, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2013 and for the year ended September 30, 2012, and the financial highlights for the six months ended March 31, 2013 and for each of the five years in the period ended September 30, 2012 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2013

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 24, 2013